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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-0
5371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Investment Funds
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders

2022 SEMI-ANNUAL REPORT
Russell Investment Funds
JUNE 30, 2022
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 17
International Developed Markets Fund 43
Strategic Bond Fund 65
Global Real Estate Securities Fund 113
Notes to Schedules of Investments 129
Notes to Financial Highlights 131
Notes to Financial Statements 132
Affiliated Brokerage Transactions 152
Basis for Approval of Investment Advisory Agreement 153
Liquidity Risk Management Program 163
Shareholder Requests for Additional Information 164
Disclosure of Information about Fund Trustees and Officers 165
Adviser, Money Managers and Service Providers 172
Russell Investment Funds
Semi-annual Report
June 30, 2022 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
U.S. Strategic Equity Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 782 .20 $ 1,020 .68
Expenses Paid During Period* $ 3 .67 $ 4 .16
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.4%
Consumer Discretionary - 13.5%
Advance Auto Parts, Inc. 2,971 514
Amazon.com, Inc. (Æ) 123,600 13,127
Autoliv, Inc. 21,767 1,558
AutoZone, Inc. (Æ) 312 671
Charter Communications, Inc. Class A (Æ) 10,964 5,136
Comcast Corp. Class A 46,090 1,809
Costco Wholesale Corp. 3,673 1,760
Dollar General Corp. 2,285 561
Dollar Tree, Inc. (Æ) 1,409 220
DR Horton, Inc. 41,368 2,738
FactSet Research Systems, Inc. 2,140 823
Fortune Brands Home & Security, Inc. 7,617 456
Garmin, Ltd. 8,518 837
General Motors Co. (Æ) 91,055 2,892
Genuine Parts Co. 9,591 1,276
Home Depot, Inc. (The) 4,440 1,218
Lithia Motors, Inc. Class A 7,427 2,041
LKQ Corp. 11,524 566
Lowe's Cos., Inc. 2,832 495
McDonald's Corp. 2,612 645
Nike, Inc. Class B 46,839 4,787
NVR, Inc. (Æ) 440 1,762
O'Reilly Automotive, Inc. (Æ) 1,639 1,035
PulteGroup, Inc. 63,730 2,526
Ross Stores, Inc. 3,695 259
Target Corp. 5,588 789
Tesla, Inc. (Æ) 4,261 2,869
Thor Industries, Inc. 28,379 2,121
TJX Cos., Inc. (The) 4,823 269
Tractor Supply Co. 1,938 376
Walmart, Inc. 11,189 1,360
Walt Disney Co. (The) (Æ) 43,926 4,147
Yum China Holdings, Inc. 54,371 2,637
Yum! Brands, Inc. 2,507 285
64,565
Consumer Staples - 5.4%
Archer-Daniels-Midland Co. 12,342 958
Church & Dwight Co., Inc. 2,403 223
Coca-Cola Co. (The) 13,306 837
ConAgra Foods, Inc. 66,452 2,275
CVS Health Corp. 61,190 5,671
Estee Lauder Cos., Inc. (The) Class A 1,871 476
General Mills, Inc. 6,290 475
Hershey Co. (The) 3,472 747
Ingredion, Inc. 32,129 2,832
JM Smucker Co. (The) 1,477 189
Kraft Heinz Co. (The) 8,658 330
Kroger Co. (The) 47,829 2,264
Monster Beverage Corp. (Æ) 5,785 536
PepsiCo, Inc. 8,004 1,334
Philip Morris International, Inc. 7,760 766
Procter & Gamble Co. (The) 12,624 1,815
Sysco Corp. 5,225 443
Tyson Foods, Inc. Class A 33,760 2,905
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walgreens Boots Alliance, Inc. 21,717 823
25,899
Energy - 3.1%
BP PLC
-
ADR 101,997 2,892
Canadian Natural Resources, Ltd. 35,792 1,921
Chevron Corp. 32,425 4,694
Exxon Mobil Corp. 4,827 413
Kinder Morgan, Inc. 107,131 1,796
ONEOK, Inc. 3,764 209
Shell PLC
-
ADR 35,487 1,856
Williams Cos., Inc. (The) 35,797 1,117
14,898
Financial Services - 18.0%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 54,225 2,220
Aflac, Inc. 16,630 920
American Express Co. 3,379 468
American Tower Corp. (ö) 1,721 440
Arch Capital Group, Ltd. (Æ) 10,742 489
Assurant, Inc. 4,299 743
Bank of America Corp. 100,108 3,116
Bank of New York Mellon Corp. (The) 11,916 497
Berkshire Hathaway, Inc. Class B (Æ) 24,057 6,568
BlackRock, Inc. Class A 1,047 638
Brown & Brown, Inc. 7,123 416
CBRE Group, Inc. Class A 9,292 684
Charles Schwab Corp. (The) 31,003 1,959
Chubb, Ltd. 3,710 729
Citigroup, Inc. 143,802 6,613
CNA Financial Corp. 6,557 294
Crown Castle International Corp. (ö) 4,648 783
Equinix, Inc. (ö) 815 535
Equity Residential (ö) 5,559 401
First American Financial Corp. 9,824 520
Gaming and Leisure Properties, Inc. (ö) 11,986 550
Globe Life, Inc. (Æ) 5,881 573
Hanover Insurance Group, Inc. (The) 1,520 222
Hartford Financial Services Group, Inc. 10,568 691
Howard Hughes Corp. (The) (Æ) 13,320 906
Intercontinental Exchange, Inc. 4,783 450
Invitation Homes, Inc. (ö) 9,380 334
Janus Henderson Group PLC 10,486 247
JPMorgan Chase & Co. 42,564 4,793
KKR & Co., Inc. Class A 86,128 3,987
Lamar Advertising Co. Class A (ö) 8,309 731
M&T Bank Corp. 1,614 257
Marsh & McLennan Cos., Inc. 2,460 382
MasterCard, Inc. Class A 29,887 9,429
Morgan Stanley 10,770 819
New York Community Bancorp, Inc. 209,300 1,911
Northern Trust Corp. 7,074 682
PNC Financial Services Group, Inc. (The) 3,320 524
Popular, Inc. 34,003 2,616
Principal Financial Group, Inc. 3,044 203

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 13,573 1,578
Prologis, Inc. (ö) 3,241 381
Public Storage (ö) 1,423 445
Raymond James Financial, Inc. 11,025 986
Realty Income Corp. (ö) 12,837 876
Reinsurance Group of America, Inc. Class A 21,397 2,510
Rexford Industrial Realty, Inc. (ö) 6,133 353
SLM Corp. 110,828 1,767
T. Rowe Price Group, Inc. 6,626 753
Travelers Cos., Inc. (The) 3,760 636
Truist Financial Corp. 9,758 463
US Bancorp 10,857 500
Visa, Inc. Class A 46,570 9,169
Wells Fargo & Co. 77,809 3,048
Willis Towers Watson PLC (Æ) 13,281 2,622
WR Berkley Corp. 7,531 514
85,941
Health Care - 13.7%
10X Genomics, Inc. Class A (Æ) 37,280 1,687
Abbott Laboratories 9,056 984
AbbVie, Inc. 7,842 1,201
Agilent Technologies, Inc. 8,337 990
Align Technology, Inc. (Æ) 9,082 2,149
Amgen, Inc. 3,064 745
Anthem, Inc. (Æ) 3,478 1,678
AstraZeneca PLC
-
ADR 28,462 1,880
Baxter International, Inc. 3,823 246
Boston Scientific Corp. (Æ) 8,757 326
Bristol-Myers Squibb Co. 47,545 3,661
Catalent, Inc. (Æ) 53,084 5,696
Centene Corp. (Æ) 13,497 1,142
Cigna Corp. 6,510 1,716
Edwards Lifesciences Corp. (Æ) 64,772 6,160
Gilead Sciences, Inc. 13,397 828
GlaxoSmithKline PLC
-
ADR 67,817 2,952
HCA Healthcare, Inc. 1,536 258
Intuitive Surgical, Inc. (Æ) 18,135 3,640
Jazz Pharmaceuticals PLC (Æ) 16,636 2,595
Johnson & Johnson 34,427 6,112
Medtronic PLC 27,445 2,463
Pfizer, Inc. 55,139 2,891
ResMed, Inc. 800 168
Stryker Corp. 1,826 363
Thermo Fisher Scientific, Inc. 1,966 1,068
UnitedHealth Group, Inc. 6,486 3,331
Veeva Systems, Inc. Class A (Æ) 24,153 4,783
Viatris, Inc. 135,604 1,420
West Pharmaceutical Services, Inc. 1,387 419
Zimmer Biomet Holdings, Inc. 18,769 1,972
65,524
Materials and Processing - 2.5%
Copart, Inc. (Æ) 1,489 162
Crown Holdings, Inc. 16,431 1,514
DuPont de Nemours, Inc. 38,383 2,133
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eagle Materials, Inc. 3,984 438
Eastman Chemical Co. 13,945 1,252
Huntsman Corp. 53,890 1,528
Linde PLC (Æ) 541 156
LyondellBasell Industries NV Class A 2,943 257
Newmont Corp. 43,440 2,591
PPG Industries, Inc. 1,582 181
Sherwin-Williams Co. (The) 1,521 341
Southern Copper Corp. 29,226 1,456
12,009
Producer Durables - 11.3%
3M Co. 5,803 751
Alaska Air Group, Inc. (Æ) 36,371 1,457
Ametek, Inc. 3,651 401
AO Smith Corp. 11,901 651
Automatic Data Processing, Inc. 1,848 388
Canadian Pacific Railway, Ltd. 67,415 4,707
Carlisle Cos., Inc. 1,102 263
CH Robinson Worldwide, Inc. 2,832 287
Cintas Corp. 1,009 377
Crane Holdings Co. 6,538 572
CSX Corp. 8,078 235
Cummins, Inc. 4,199 813
Danaher Corp. 2,360 598
Deere & Co. 830 249
Delta Air Lines, Inc. (Æ) 75,994 2,202
Dover Corp. 5,107 620
Eaton Corp. PLC 6,814 858
Emerson Electric Co. 18,605 1,480
Expeditors International of Washington, Inc. 7,725 753
FedEx Corp. 16,304 3,696
Fortive Corp. 7,523 409
FTI Consulting, Inc. (Æ) 4,274 773
General Dynamics Corp. 4,468 989
Gentex Corp. 36,840 1,030
Global Payments, Inc. 25,434 2,814
JB Hunt Transport Services, Inc. 2,571 405
Johnson Controls International PLC (Æ) 7,753 371
Keysight Technologies, Inc. (Æ) 2,095 289
L3Harris Technologies, Inc. 4,653 1,125
Landstar System, Inc. 4,058 590
Littelfuse, Inc. 3,149 800
Lockheed Martin Corp. 3,036 1,305
Magna International, Inc. Class A 22,660 1,244
Mettler-Toledo International, Inc. (Æ) 276 317
Moody's Corp. 1,240 337
Old Dominion Freight Line, Inc. 1,990 510
Oshkosh Corp. 2,901 238
PACCAR, Inc. 5,044 415
Paychex, Inc. 3,302 376
Pentair PLC 13,889 636
Raytheon Co. (Æ) 8,939 859
Regal Rexnord Corp. 5,722 650
Robert Half International, Inc. 3,696 277
S&P Global, Inc. 12,574 4,238
Snap-on, Inc. 4,129 814

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stanley Black & Decker, Inc. 3,174 333
TE Connectivity, Ltd. 13,183 1,492
Teledyne Technologies, Inc. (Æ) 2,014 755
Textron, Inc. 7,429 454
Verisk Analytics, Inc. Class A 2,030 351
Vontier Corp. 115,605 2,658
Waste Management, Inc. 28,432 4,349
WW Grainger, Inc. 1,027 467
54,028
Technology - 23.2%
Accenture PLC Class A 3,419 949
Adobe, Inc. (Æ) 8,096 2,964
Airbnb, Inc. Class A (Æ) 17,885 1,593
Alphabet, Inc. Class A (Æ) 2,371 5,167
Alphabet, Inc. Class C (Æ) 1,212 2,651
Amphenol Corp. Class A 4,211 271
Analog Devices, Inc. 11,513 1,682
Apple, Inc. 96,034 13,130
Arrow Electronics, Inc. (Æ) 3,325 373
Avnet, Inc. 23,682 1,015
Booking Holdings, Inc. (Æ) 867 1,516
Broadcom, Inc. 2,889 1,404
Cadence Design Systems, Inc. (Æ) 2,603 391
Cisco Systems, Inc. 35,075 1,496
Cognizant Technology Solutions Corp. Class
A 11,617 784
Coupa Software, Inc. (Æ) 28,409 1,622
Datadog, Inc. Class A (Æ) 30,782 2,932
Gitlab, Inc. Class A (Æ)(Ñ) 40,196 2,136
Hewlett Packard Enterprise Co. 44,644 592
HP, Inc. (Æ) 30,916 1,013
Intel Corp. 66,299 2,480
International Business Machines Corp. 8,854 1,250
Juniper Networks, Inc. 86,424 2,463
KLA Corp. 1,315 420
Leidos Holdings, Inc. 2,828 285
Match Group, Inc. (Æ) 42,981 2,995
Meta Platforms, Inc. Class A (Æ) 30,856 4,976
Micron Technology, Inc. 32,810 1,814
Microsoft Corp. 100,267 25,752
NetApp, Inc. 14,825 967
NVIDIA Corp. 22,476 3,407
Oracle Corp. 5,784 404
ServiceNow, Inc. (Æ) 10,379 4,935
Skyworks Solutions, Inc. 7,216 668
Snowflake, Inc. Class A (Æ) 17,114 2,380
SS&C Technologies Holdings, Inc. 11,081 643
Synopsys, Inc. (Æ) 1,566 476
Teradyne, Inc. 27,302 2,445
Texas Instruments, Inc. 12,982 1,995
Twilio, Inc. Class A (Æ) 22,947 1,923
Uber Technologies, Inc. (Æ) 208,418 4,264
110,623
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 4.7%
AT&T, Inc. 87,738 1,839
ConocoPhillips Co. 20,219 1,816
Edison International 45,625 2,885
FirstEnergy Corp. 62,228 2,389
NiSource, Inc. 95,767 2,824
PPL Corp. 61,380 1,665
T-Mobile US, Inc. (Æ) 42,959 5,780
UGI Corp. 51,900 2,004
Verizon Communications, Inc. 27,680 1,405
22,607
Total Common Stocks
(cost $408,525) 456,094
Short-Term Investments - 4.4%
U.S. Cash Management Fund(@) 21,072,911
(∞)
21,065
Total Short-Term Investments
(cost $21,066) 21,065
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 1,902,050
(∞)
1,902
Total Other Securities
(cost $1,902) 1,902
Total Investments - 100.2%
(identified cost $431,493) 479,061
Other Assets and Liabilities, Net
- (0.2)%
(1,001)
Net Assets - 100.0%
478,060

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 107 USD 20,274 09/22 (281)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (281)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 64,565 $ — $ —
$ —
$ 64,565 13.5
Consumer Staples 25,899 — —
—
25,899 5.4
Energy 14,898 — —
—
14,898 3.1
Financial Services 85,941 — —
—
85,941 18.0
Health Care 65,524 — —
—
65,524 13.7
Materials and Processing 12,009 — —
—
12,009 2.5
Producer Durables 54,028 — —
—
54,028 11.3
Technology 110,623 — —
—
110,623 23.2
Utilities 22,607 — —
—
22,607 4.7
Short-Term Investments — — — 21,065 21,065 4.4
Other Securities — — — 1,902 1,902 0.4
Total Investments 456,094 — — 22,967 479,061 100.2
Other Assets and Liabilities, Net
(0.2)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (281) — — — (281) (0.1)
Total Other Financial Instruments
*
$ (281) $ — $ — $ — $ (281)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2022, see note 2 in the Notes to Financial
Statements.

See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2022 (Unaudited)
ts
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 281
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (3,995)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (550)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,855 $ — $ 1,855
Total Financial and Derivative Assets
1,855 — 1,855
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,855 $ — $ 1,855
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Goldman Sachs
$ 1,855 $ — $ 1,855 $ —
Total
$ 1,855 $ — $ 1,855 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 431,493
Investments, at fair value(*)(>) ......................................................................................................................................................
479,061
Receivables:
Dividends and interest ....................................................................................................................................................... 371
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 181
Fund shares sold ................................................................................................................................................................ 16
From broker (a) ................................................................................................................................................................... 1,234
Prepaid expenses ........................................................................................................................................................................... 5
Total assets .................................................................................................................................................
480,885
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 214
Fund shares redeemed ....................................................................................................................................................... 8
Accrued fees to affiliates .................................................................................................................................................... 318
Other accrued expenses ..................................................................................................................................................... 103
Variation margin on futures contracts ................................................................................................................................. 280
Payable upon return of securities loaned ....................................................................................................................................... 1,902
Total liabilities .............................................................................................................................................
2,825
Net Assets ............................................................................................................................................................
$ 478,060

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 74,80 4
Shares of beneficial interest ...........................................................................................................................................................
294
Additional paid-in capital ..............................................................................................................................................................
402,96 2
Net Assets ............................................................................................................................................................
$ 478,060
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 16.28
Net assets ............................................................................................................................................................................... $ 478,060,098
Shares outstanding ($.01 par value) ....................................................................................................................................... 29,356,558
Amounts in thousands
(*)     Securities on loan included in investments $ 1,855
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 22,967
(a)     Receivable from Broker for Futures $ 1,234
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,697
Dividends from affiliated funds ......................................................................................................................................... 42
Securities lending income (net) ......................................................................................................................................... 3
Total investment income ...............................................................................................................................................................
3,742
Expenses
Advisory fees .................................................................................................................................................................... 1,995
Administrative fees ........................................................................................................................................................... 137
Custodian fees ................................................................................................................................................................... 37
Transfer agent fees ............................................................................................................................................................ 12
Professional fees ............................................................................................................................................................... 56
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ...................................................................................................................................................................... 22
Miscellaneous ................................................................................................................................................................... 8
Total expenses ...............................................................................................................................................................................
2,280
Net investment income (loss) ........................................................................................................................................................
1,462
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 35,759
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (3,995)
Net realized gain (loss) ..................................................................................................................................................................
31,761
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (166,805)
Futures contracts .............................................................................................................................................................. (550)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (167,355)
Net realized and unrealized gain (loss) ......................................................................................................................................... (135,594)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (134,132)

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,462 $ 1,914
Net realized gain (loss) ...................................................................................................................... 31,761 70,048
Net change in unrealized appreciation (depreciation) ....................................................................... (167,355) 38,784
Net increase (decrease) in net assets from operations ............................................................................. (134,132) 110,746
Distributions
To shareholders ................................................................................................................................. (17,193) (55,150)
Net decrease in net assets from distributions .......................................................................................... (17,193) (55,150)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 5,218 7,466
Total Net Increase (Decrease) in Net Assets ..........................................................................
(146,107) 63,062
Net Assets
Beginning of period .................................................................................................................................
624,167 561,105
End of period ..........................................................................................................................................
$ 478,060 $ 624,167
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 267 $ 4,943 1,108 $ 23,948
Proceeds from reinvestment of distributions 898 17,193 2,623 55,150
Payments for shares redeemed (900) (16,918) (3,297) (71,632)
Total increase (decrease)
265 $ 5,218 434 $ 7,466

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 21.46 .05 (4.64) (4.59) (.0 2 ) (.5 7 )
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)
December 31, 2018 18.53 .17 (1.97) (1.80) (.21) (3.40)
December 31, 2017 17.08 .17 3.29 3.46 (.19) (1.82)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.59) 16.28 (21.78) 478,060 .83 .83 .53 33
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100
(3.61) 13.12 (9.64) 379,576 .84 .84 .93 150
(2.01) 18.53 20.80 461,727 .83 .83 .94 80

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 296,246
Administration fees 20,291
Transfer agent fees 1,785
$ 318,322
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 26,470 $ 60,460 $ 65,862 $ (3) $ — $ 21,065 $ 42 $ —
U.S. Cash Collateral Fund 149 13,633 11,880 — — 1,902 — —
$ 26,619 $ 74,093 $ 77,742 $ (3) $ — $ 22,967 $ 42 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 435,707,661 $ 76,583,705 $ (33,510,898) $ 43,072,807

Russell Investment Funds
U.S. Small Cap Equity Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
U.S. Small Cap Equity Fund 17
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 803 .40 $ 1,019 .29
Expenses Paid During Period* $ 4 .96 $ 5 .56
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 10.0%
2U, Inc. (Æ)(Ð) 8,356 87
Abercrombie & Fitch Co. Class A (Æ) 8,717 147
Academy Sports & Outdoors, Inc. 3,050 108
Altice USA, Inc. Class A (Æ) 7,697 71
American Axle & Manufacturing Holdings,
Inc. (Æ) 36,902 278
American Eagle Outfitters, Inc. 4,614 52
American Outdoor Brands, Inc. (Æ) 862 8
American Public Education, Inc. (Æ) 4,046 65
America's Car-Mart, Inc. (Æ) 7,931 798
Asbury Automotive Group, Inc. (Æ) 765 130
Aspen Aerogels, Inc. (Æ) 3,693 36
Atkore , Inc. (Æ) 871 72
BARK, Inc. (Æ) 4,300 6
Barnes & Noble Education, Inc. (Æ) 23,471 68
Bassett Furniture Industries, Inc. 623 11
Beazer Homes USA, Inc. (Æ) 3,026 37
Big Lots, Inc. (Ð) 1,136 24
BJ's Restaurants, Inc. (Æ) 13,536 293
BJ's Wholesale Club Holdings, Inc. (Æ) 4,305 268
Bloomin ' Brands, Inc. 8,090 134
Bluegreen Vacations Holding Corp. 764 19
BlueLinx Holdings, Inc. (Æ) 437 29
Boot Barn Holdings, Inc. (Æ) 12,781 880
Boston Omaha Corp. Class A (Æ) 4,689 97
Buckle, Inc. (The) 4,266 118
Cadre Holdings, Inc. 16,834 331
Caleres , Inc. 4,489 118
Carrols Restaurant Group, Inc. 32,949 67
Celestica, Inc. (Æ) 30,289 294
Century Casinos, Inc. (Æ) 5,479 39
Century Communities, Inc. 4,284 193
Chegg , Inc. (Æ) 9,941 187
Chuy's Holdings, Inc. (Æ) 1,818 36
Citi Trends, Inc. (Æ) 497 12
Comtech Telecommunications Corp. 687 6
Conn's, Inc. (Æ) 4,692 38
Container Store Group, Inc. (The) (Æ) 3,205 20
Cooper-Standard Holdings, Inc. (Æ) 1,232 6
Cracker Barrel Old Country Store, Inc. 2,969 248
Crocs, Inc. (Æ) 1,634 80
Curtiss-Wright Corp. 292 39
Dana Holding Corp. 39,115 550
Designer Brands, Inc. Class A 26,490 346
Dillard's, Inc. Class A 797 176
Drive Shack, Inc. (Æ) 25,304 35
Driven Brands, Inc. (Æ) 2,037 56
Duolingo , Inc. (Æ) 329 29
Ethan Allen Interiors, Inc. 5,625 114
Everi Holdings, Inc. (Æ) 12,450 203
Foot Locker, Inc. 8,046 203
Full House Resorts, Inc. (Æ) 8,954 54
Genesco, Inc. (Æ) 3,791 189
GMS, Inc. (Æ) 3,230 144
Goodyear Tire & Rubber Co. (The) (Æ) 46,794 502
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GoPro, Inc. Class A (Æ)(Ð) 14,037 78
Grand Canyon Education, Inc. (Æ)(Ð) 2,948 278
Group 1 Automotive, Inc. 1,451 247
H&R Block, Inc. 1,644 58
Haverty Furniture Cos., Inc. 1,007 23
HealthStream , Inc. (Æ) 1,488 32
Hibbett, Inc. 1,592 70
Hillenbrand, Inc. 9,026 370
Horizon Global Corp. (Æ) 5,064 8
iMedia Brands, Inc. (Æ) 21,422 26
International Game Technology PLC 26,146 485
KB Home 2,223 63
Kura Sushi USA, Inc. Class A (Æ) 9,487 470
Landsea Homes Corp. (Æ) 28,689 191
La-Z-Boy, Inc. 3,254 77
Lear Corp. (Û) 5,774 727
Levi Strauss & Co. Class A 10,429 170
Liberty Latin America, Ltd. Class C (Æ) 13,885 108
Light & Wonder, Inc. Class A (Æ) 6,256 294
Lindblad Expeditions Holdings, Inc. (Æ)(Ñ) 7,003 57
Lithia Motors, Inc. Class A 609 167
LL Flooring Holdings, Inc. (Æ) 2,885 27
Lulu's Fashion Lounge Holdings, Inc. (Æ) 7,558 82
Macy's, Inc. 18,240 334
MarineMax , Inc. (Æ) 3,765 136
MasterCraft Boat Holdings, Inc. (Æ) 3,206 68
Monarch Casino & Resort, Inc. (Æ) 588 34
Monro Muffler Brake, Inc. 22,448 962
Motorcar Parts of America, Inc. (Æ) 7,749 102
Movado Group, Inc. 801 25
Nordstrom, Inc. (Û) 4,852 103
ODP Corp. (The) (Æ) 2,335 71
Ollie's Bargain Outlet Holdings, Inc. (Æ) 485 28
ONE Group Hospitality, Inc. (The) (Æ) 2,539 19
OptimizeRx Corp. (Æ) 4,790 131
Papa John's International, Inc. 1,390 116
Patrick Industries, Inc. 1,142 59
Perdoceo Education Corp. (Æ)(Ð) 2,852 34
Poshmark , Inc. Class A (Æ)(Ñ) 29,174 295
Potbelly Corp. (Æ) 16,394 93
PVH Corp. (Û) 2,988 170
QuinStreet , Inc. (Æ)(Û) 8,561 86
RealReal , Inc. (The) (Æ) 24,939 62
Red Robin Gourmet Burgers, Inc. (Æ)(Ð) 856 7
REV Group, Inc. 33,341 362
Ruth's Hospitality Group, Inc. 9,699 158
Sally Beauty Holdings, Inc. (Æ) 6,785 81
Scholastic Corp. 14,649 527
Shake Shack, Inc. Class A (Æ) 1,930 76
Signet Jewelers, Ltd. 2,336 125
Six Flags Entertainment Corp. (Æ) 3,423 74
Solo Brands, Inc. Class A (Æ)(Ñ) 49,850 202
Sonic Automotive, Inc. Class A 4,354 160
Sportsman's Warehouse Holdings, Inc. (Æ) 4,261 41
Standard Motor Products, Inc. 2,854 128
Steven Madden, Ltd. 11,470 369
TEGNA, Inc. 5,607 118

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Roadhouse, Inc. Class A 11,808 864
Tilly's, Inc. Class A 2,575 18
Toll Brothers, Inc. (Û) 3,538 158
Tri Pointe Homes, Inc. (Æ) 4,637 78
Tupperware Brands Corp. (Æ) 13,225 84
Udemy , Inc. (Æ) 22,808 233
Universal Electronics, Inc. (Æ) 8,896 228
Universal Technical Institute, Inc. (Æ) 508 4
Urban Outfitters, Inc. (Æ) 2,414 45
Vera Bradley, Inc. (Æ) 617 3
Vista Outdoor, Inc. (Æ) 4,544 127
Vroom, Inc. (Æ)(Ð) 15,100 19
Wingstop , Inc. 1,094 82
Xponential Fitness, Inc. Class A (Æ) 7,342 92
YETI Holdings, Inc. (Æ) 6,173 267
Zillow Group, Inc. Class A (Æ)(Û) 5,725 182
Zumiez , Inc. (Æ) 3,057 79
20,178
Consumer Staples - 4.7%
Albertsons Cos. LLC / Safeway, Inc. / New
Albertsons, LP / Albertson's LLC Class
A (Û) 9,318 249
Alico , Inc. 2,940 105
Andersons, Inc. (The) 1,955 64
Boston Beer Co., Inc. Class A (Æ)(Ð)(Û) 698 211
Calavo Growers, Inc. 740 31
Celsius Holdings, Inc. (Æ) 4,732 309
Chefs' Warehouse Holdings, Inc. (Æ) 3,045 118
Dole PLC 10,754 91
elf Beauty, Inc. (Æ) 54,827 1,683
Energizer Holdings, Inc.
-
GDR (Æ) 11,196 386
Fresh Del Monte Produce, Inc. 1,277 38
Grocery Outlet Holding Corp. (Æ) 27,040 1,153
Hain Celestial Group, Inc. (The) (Æ)(Û) 6,957 165
Healthcare Services Group, Inc. 42,057 732
Helen of Troy, Ltd. (Æ) 923 150
Herbalife Nutrition, Ltd. (Æ) 11,960 245
Honest Co., Inc. (The) (Æ) 5,600 16
Ingles Markets, Inc. Class A 1,056 92
Ingredion, Inc. 5,365 473
J&J Snack Foods Corp. 3,468 484
Medifast , Inc. (Û) 1,501 271
MGP Ingredients, Inc. 1,374 138
Nathan's Famous, Inc. 1,589 93
National Vision Holdings, Inc. (Æ)(Ñ) 3,613 99
Natural Grocers by Vitamin Cottage, Inc. 15,551 248
Nomad Foods, Ltd. (Æ) 6,036 121
Performance Food Group Co. (Æ) 3,719 171
Pilgrim's Pride Corp. (Æ)(Û) 388 12
Post Holdings, Inc. (Æ)(Û) 550 45
Primo Water Corp. 7,385 99
Quanex Building Products Corp. 16,159 368
Rite Aid Corp. (Æ) 6,659 45
Sovos Brands, Inc. (Æ) 33,935 539
Spectrum Brands Holdings, Inc. 1,322 108
Turning Point Brands, Inc. 4,904 133
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Natural Foods, Inc. (Æ) 4,554 179
USANA Health Sciences, Inc. (Æ) 606 44
9,508
Energy - 4.0%
Antero Resources Corp. (Æ) 4,810 147
Arch Resources, Inc. 1,703 244
Aris Water Solution, Inc. Class A 6,782 113
ChampionX Corp. 22,735 452
CVR Energy, Inc. (Û) 2,216 74
Delek US Holdings, Inc. (Æ) 14,637 378
Euro Manganese, Inc. (Æ) 132,500 26
Expro Group Holdings NV (Æ) 11,671 134
Green Brick Partners, Inc. (Æ) 22,566 442
Green Plains, Inc. (Æ) 9,294 253
HF Sinclair Corp. 4,698 212
Hostess Brands, Inc. Class A (Æ) 2,325 49
Infrastructure and Energy Alternatives,
Inc. (Æ) 23,234 187
Liberty Energy, Inc. Class A (Æ) 16,795 214
Matador Resources Co. 4,737 221
Matrix Service Co. (Æ) 19,968 101
Murphy Oil Corp. 2,973 90
Nabors Industries, Inc. (Æ) 785 105
National Energy Services Reunited Corp. (Æ) 40,473 274
Natural Gas Services Group, Inc. (Æ) 13,253 146
Newpark Resources, Inc. (Æ) 5,058 16
NexTier Oilfield Solutions, Inc. (Æ) 50,894 484
NOV, Inc. (Æ) 23,878 404
NOW, Inc. (Æ) 5,762 56
Oceaneering International, Inc. (Æ) 3,386 36
Oil States International, Inc. (Æ) 23,765 129
Par Pacific Holdings, Inc. (Æ) 4,582 71
Patterson-UTI Energy, Inc. 25,238 398
PBF Energy, Inc. Class A (Æ)(Ð) 4,141 120
PDC Energy, Inc. 1,584 98
ProFrac Holding Corp. Class A (Æ) 1,645 30
ProPetro Holding Corp. (Æ) 12,428 124
Range Resources Corp. (Æ) 14,269 353
REX American Resources Corp. (Æ) 367 31
RPC, Inc. (Æ) 8,087 56
SM Energy Co. 12,037 412
Solaris Oilfield Infrastructure, Inc. Class A 41,701 454
Southwestern Energy Co. (Æ) 57,513 359
SunCoke Energy, Inc. 4,958 34
Talon Metals Corp. (Æ) 268,500 106
US Silica Holdings, Inc. (Æ) 5,709 65
Warrior Met Coal, Inc. 10,355 317
World Fuel Services Corp. (Û) 3,877 79
8,094
Financial Services - 22.8%
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust (Æ) 1,516 62
Agree Realty Corp. (ö) 8,685 626
Alpine Income Property Trust, Inc. (ö) 38,431 690

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amalgamated Financial Corp. 523 10
American Equity Investment Life Holding
Co. 6,807 249
Ameris Bancorp 5,156 207
Amerisafe , Inc. 6,929 360
Anywhere Real Estate, Inc. (Æ) 12,494 122
Apple Hospitality REIT, Inc. (ö) 48,669 714
Argo Group International Holdings, Ltd. 2,228 82
Armada Hoffler Properties, Inc. (ö) 1,136 15
Associated Banc-Corp. 2,293 42
Atlantic Union Bankshares Corp. (Æ) 4,010 136
Axis Capital Holdings, Ltd. 8,072 461
Axos Financial, Inc. (Æ) 1,510 54
Banc of California, Inc. 32,316 569
Bancorp, Inc. (The) (Æ) 3,618 71
Bank of Marin Bancorp 6,222 198
BankUnited , Inc. 9,156 326
Blucora , Inc. (Æ) 31,317 578
Braemar Hotels & Resorts, Inc. (Ð)(ö) 2,685 12
Brighthouse Financial, Inc. (Æ) 4,843 199
Brixmor Property Group, Inc. (ö) 18,753 379
Byline Bancorp, Inc. 9,815 234
Cadence Bank 42,894 1,007
Cambridge Bancorp 2,036 168
Camden Property Trust (ö)(Û) 1,950 262
Capital Bancorp, Inc. 10,341 224
Capital City Bank Group, Inc. 8,274 231
Capstar Financial Holdings, Inc. 39,485 776
Carter Bankshares , Inc. (Æ) 663 9
CatchMark Timber Trust, Inc. Class A (ö) 48,762 491
Cathay General Bancorp 3,692 145
Chatham Lodging Trust (Æ)(Ð)(ö) 2,276 24
Citizens Financial Group, Inc. 2,466 88
City Holding Co. 4,619 369
City Office REIT, Inc. (ö) 5,919 77
Civista Bancshares, Inc. 15,764 335
CNO Financial Group, Inc. 8,113 146
Columbia Banking System, Inc. 16,364 469
Comerica, Inc. (Û) 3,727 273
Community Bank System, Inc. 2,166 137
Compass, Inc. Class A (Æ) 24,820 90
Corporate Office Properties Trust (ö) 3,719 97
Cousins Properties, Inc. (ö) 13,103 383
Cowen Group, Inc. Class A 9,793 232
CTO Realty Growth, Inc. (ö) 6,041 370
Curo Group Holdings Corp. 10,723 59
Cushman & Wakefield PLC (Æ) 4,476 68
Customers Bancorp, Inc. (Æ) 2,807 95
DiamondRock Hospitality Co. (Æ)(ö) 24,342 200
Diversified Healthcare Trust (Æ) 14,231 26
Donegal Group, Inc. Class A 7,866 134
Douglas Elliman , Inc. 8,925 43
Easterly Government Properties, Inc. (ö) 26,675 508
Eastern Bankshares , Inc. 7,588 140
EastGroup Properties, Inc. (ö) 1,009 156
eHealth, Inc. (Æ)(Ð) 2,200 21
Emerald Holding, Inc. (Æ) 10,353 42
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Enova International, Inc. (Æ)(Ð) 1,892 55
Enterprise Financial Services Corp. 6,756 280
Equity Commonwealth (Æ)(ö) 6,266 173
Essent Group, Ltd. 12,109 471
Essential Properties Realty Trust, Inc. (ö) 3,539 76
European Wax Center, Inc. Class A 8,306 146
eXp World Holdings, Inc. (Ñ) 7,194 85
EZCORP, Inc. Class A (Æ) 41,167 309
Federated Hermes, Inc. Class B 3,494 111
First BanCorp 6,287 81
First Commonwealth Financial Corp. 893 12
First Financial Bankshares , Inc. 2,823 111
First Financial Corp. 593 26
First Foundation, Inc. 26,241 537
First Interstate BancSystem , Inc. Class A 14,837 565
First Merchants Corp. 9,239 329
First Mid Bancshares, Inc. 6,838 244
Five Star Bancorp 12,681 335
Flagstar Bancorp, Inc. 3,337 118
Forestar Group, Inc. (Æ) 681 9
Franklin Street Properties Corp. (ö) 2,926 12
Genworth Financial, Inc. Class A (Æ)(Ð) 34,474 122
German American Bancorp, Inc. 7,857 269
Getty Realty Corp. (ö) 7,399 196
Glacier Bancorp, Inc. 7,133 338
Greenlight Capital Re, Ltd. Class A (Æ) 512 4
Guaranty Bancshares, Inc. 4,389 159
Hamilton Lane, Inc. Class A 3,946 265
Hancock Holding Co. 7,892 350
Hanmi Financial Corp. 1,156 26
Hanover Insurance Group, Inc. (The) 1,614 236
HarborOne Bancorp, Inc. 16,052 221
HCI Group, Inc. (Ð) 439 30
Healthcare Realty Trust, Inc. (ö) 14,685 399
Heritage Commerce Corp. 16,292 174
Heritage Financial Corp. 7,360 185
Heritage Insurance Holdings, Inc. 191 1
Hersha Hospitality Trust Class A (Æ)(ö) 2,240 22
Highwoods Properties, Inc. (ö) 2,804 96
Hilltop Holdings, Inc. 3,725 99
Home Bancorp, Inc. 2,640 90
Home BancShares , Inc. 32,091 667
HomeStreet , Inc. 12,866 446
HomeTrust Bancshares, Inc. 357 9
Horace Mann Educators Corp. 11,842 454
Houlihan Lokey , Inc. Class A (Û) 711 56
Howard Hughes Corp. (The) (Æ) 1,642 112
Hudson Pacific Properties, Inc. (ö) 25,678 381
Independent Bank Corp. 7,109 137
Innovative Industrial Properties, Inc. (ö) 2,830 311
International Bancshares Corp. 2,742 110
International Money Express, Inc. (Æ) 23,290 477
Investar Holding Corp. 9,943 218
Jackson Financial, Inc. Class A 6,542 175
James River Group Holdings, Ltd. 9,973 247
JBG Smith Properties (Ð)(ö) 5,533 131
JER Investment Trust, Inc. (Æ)(Š)(Þ) 1,771 —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kemper Corp. (Ð) 2,142 103
Kennedy-Wilson Holdings, Inc. 2,380 45
Kinsale Capital Group, Inc. 2,730 627
Kite Realty Group Trust (ö) 4,500 78
Ladder Capital Corp. Class A (ö) 13,162 139
LendingTree , Inc. (Æ) 1,168 51
Lincoln National Corp. (Û) 264 12
Live Oak Bancshares, Inc. 2,524 86
LiveRamp Holdings, Inc. (Æ) 2,133 55
LPL Financial Holdings, Inc. 1,822 336
LTC Properties, Inc. (ö) 5,327 205
Macerich Co. (The) (ö) 8,086 70
Marcus & Millichap, Inc. 3,772 139
Merchants Bancorp 1,579 36
Metropolitan Bank Holding Corp. (Æ) 6,725 467
MFA Financial, Inc. (ö) 7,701 83
Mr. Cooper Group, Inc. (Æ) 2,876 106
National Bank Holdings Corp. Class A 20,241 775
National Health Investors, Inc. (ö) 1,993 121
National Retail Properties, Inc. (ö) 10,700 460
National Storage Affiliates Trust (ö) 2,363 118
Navient Corp. (Ð) 14,749 206
NETSTREIT Corp. (ö) 4,157 78
NexPoint Residential Trust, Inc. (ö) 211 13
Nicolet Bankshares , Inc. (Æ) 350 25
NMI Holdings, Inc. Class A (Æ) 18,059 301
Northeast Bank 6,273 229
Northrim BanCorp , Inc. 191 8
OceanFirst Financial Corp. 27,496 526
Office Properties Income Trust (ö) 2,610 52
OFG Bancorp 1,825 46
Old National Bancorp 25,678 380
Old Second Bancorp, Inc. 22,169 297
Oportun Financial Corp. (Æ) 8,593 71
Origin Bancorp, Inc. 352 14
Outfront Media Capital LLC / Outfront Media
Capital Corp. (ö) 6,662 113
Pacific Premier Bancorp, Inc. 4,364 128
Paramount Group, Inc. (ö) 19,118 138
Park Hotels & Resorts, Inc. (ö) 12,932 175
Peapack -Gladstone Financial Corp. 216 6
Pebblebrook Hotel Trust (ö) 7,338 122
PennyMac Financial Services, Inc. 1,782 78
Peoples Bancorp, Inc. 4,470 119
Perella Weinberg Partners 5,398 31
Physicians Realty Trust (ö) 9,882 172
Piedmont Office Realty Trust, Inc. Class A (ö) 6,317 83
Plymouth Industrial REIT, Inc. (ö) 15,210 267
Popular, Inc. 8,495 653
Potlatch Corp. (ö) 1,747 77
PRA Group, Inc. (Æ) 749 27
Premier Financial Corp. 17,410 441
ProAssurance Corp. 1,658 39
PS Business Parks, Inc. (ö) 731 137
Pzena Investment Management, Inc. Class A 23,688 156
QCR Holdings, Inc. 1,953 105
Radian Group, Inc. 7,249 142
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RE/MAX Holdings, Inc. Class A 5,584 137
Redfin Corp. (Æ)(Ñ) 20,770 172
Regional Management Corp. 536 20
Reinsurance Group of America, Inc. Class
A (Û) 5,971 701
RenaissanceRe Holdings, Ltd. 1,674 262
Renasant Corp. 3,427 99
Riverview Bancorp, Inc. 15,940 105
RLJ Lodging Trust (ö) 17,112 189
RMR Group, Inc. (The) Class A 7,739 220
Ryman Hospitality Properties, Inc. (Æ)(ö) 3,771 287
Sabra Health Care REIT, Inc. (ö) 6,900 96
Sculptor Capital Management, Inc. 14,878 124
Selective Insurance Group, Inc. 2,007 174
ServisFirst Bancshares, Inc. 1,339 106
Silvergate Capital Corp. Class A (Æ) 1,073 57
Simmons First National Corp. Class A 4,118 88
SiriusPoint , Ltd. (Æ) 982 5
SL Green Realty Corp. (Ð)(ö) 372 17
SLM Corp. (Û) 13,850 221
SmartFinancial , Inc. 3,498 85
Southern Missouri Bancorp, Inc. 1,100 50
SouthState Corp. 5,827 450
SP Plus Corp. (Æ) 1,615 50
Spirit Realty Capital, Inc. (ö) 2,601 98
St. Joe Co. (The) 1,936 77
STAG Industrial, Inc. (ö) 6,620 204
Stewart Information Services Corp. 5,000 249
StoneX Group, Inc. (Æ)(Ð) 593 46
Summit Hotel Properties, Inc. (Æ)(ö) 22,597 164
Sunstone Hotel Investors, Inc. (Æ)(ö) 22,673 225
Tanger Factory Outlet Centers, Inc. (ö) 5,518 78
Terreno Realty Corp. (ö) 1,687 94
Texas Capital Bancshares, Inc. (Æ)(Ð) 2,324 122
Tiptree, Inc. Class A 20,956 223
TriCo Bancshares 7,853 358
Triumph Bancorp, Inc. (Æ) 9,744 610
UMB Financial Corp. 1,247 107
UMH Properties, Inc. (ö) 26,228 463
United Bankshares , Inc. 5,253 184
United Community Banks, Inc. 15,509 468
United Fire Group, Inc. 710 24
United Insurance Holdings Corp. 2,046 3
Universal Insurance Holdings, Inc. 10,779 140
Univest Financial Corp. 5,989 152
Unum Group 11,014 375
Valley National Bancorp 36,314 378
Velocity Financial, Inc. (Æ) 10,405 114
Veris Residential, Inc. (Æ)(Ð)(ö) 3,885 51
Virtus Investment Partners, Inc. 431 74
Walker & Dunlop, Inc. 990 95
Washington Trust Bancorp, Inc. 7,151 346
Waterstone Financial, Inc. 809 14
Webster Financial Corp. 12,591 531
Westamerica BanCorp 6,344 353
Westwood Holdings Group, Inc. 20,647 285
Wintrust Financial Corp. 1,759 141

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WSFS Financial Corp. 4,070 163
WW International, Inc. (Æ) 6,468 41
Xenia Hotels & Resorts, Inc. (Æ)(ö) 8,499 124
Zions Bancorp NA (Û) 1,617 82
46,127
Health Care - 16.7%
Acadia Healthcare Co., Inc. (Æ) 3,669 248
Acadia Pharmaceuticals, Inc. (Æ) 6,884 97
Accuray , Inc. (Æ) 7,800 15
Adicet Bio, Inc. (Æ) 3,761 55
Aerie Pharmaceuticals, Inc. (Æ) 4,225 32
Agios Pharmaceuticals, Inc. (Æ)(Ð) 3,421 76
Akebia Therapeutics, Inc. (Æ) 14,335 5
Alkermes PLC (Æ)(Û) 9,668 288
Allscripts Healthcare Solutions, Inc. (Æ)(Û) 12,705 188
Alpha Teknova , Inc. (Æ) 23,093 194
ALX Oncology Holdings, Inc. (Æ) 3,622 29
Amedisys , Inc. (Æ) 2,361 248
AMN Healthcare Services, Inc. (Æ) 1,872 205
Amneal Pharmaceuticals, Inc. (Æ) 51,909 165
Amphastar Pharmaceuticals, Inc. (Æ) 17,178 598
ANI Pharmaceuticals, Inc. (Æ) 9,957 295
Anika Therapeutics, Inc. (Æ) 11,630 260
Apellis Pharmaceuticals, Inc. (Æ) 4,169 189
Argenx SE
-
ADR (Æ) 2,929 1,109
Arrowhead Pharmaceuticals, Inc. (Æ) 19,020 670
Arvinas , Inc. (Æ) 5,339 225
Ascendis Pharma A/S
-
ADR (Æ) 3,749 349
Aveanna Healthcare Holdings, Inc. (Æ) 5,909 13
Avid Bioservices , Inc. (Æ) 74,251 1,133
Axogen , Inc. (Æ) 2,909 24
Axonics Modulation Technologies, Inc. (Æ) 2,988 169
Beam Therapeutics, Inc. (Æ) 6,634 257
Berkeley Lights, Inc. (Æ) 5,300 26
BioCryst Pharmaceuticals, Inc. (Æ) 30,021 318
Biohaven Pharmaceutical Holding Co.,
Ltd. (Æ) 5,221 761
BioLife Solutions, Inc. (Æ) 25,314 350
Bluebird Bio, Inc. (Æ)(Ð) 2,818 12
Blueprint Medicines Corp. (Æ) 3,831 194
BridgeBio Pharma, Inc. (Æ) 16,953 154
C4 Therapeutics, Inc. (Æ) 3,093 23
Cardiovascular Systems, Inc. (Æ) 1,782 26
CareDx , Inc. (Æ) 2,808 60
Catalyst Pharmaceuticals, Inc. (Æ) 4,331 30
Coherus Biosciences, Inc. (Æ)(Ð) 6,267 45
Collegium Pharmaceutical, Inc. (Æ) 9,854 175
Computer Programs & Systems, Inc. (Æ) 5,253 168
CONMED Corp. 5,876 563
Cross Country Healthcare, Inc. (Æ) 1,696 35
Cue Health, Inc. (Æ) 3,500 11
Curis , Inc. (Æ)(Ñ) 17,091 17
Cytokinetics, Inc. (Æ) 18,631 732
CytomX Therapeutics, Inc. (Æ) 5,342 10
DaVita HealthCare Partners, Inc. (Æ) 2,430 194
Deciphera Pharmaceuticals, Inc. (Æ) 6,619 87
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denali Therapeutics, Inc. (Æ) 7,282 214
Eagle Pharmaceuticals, Inc. (Æ)(Ð) 637 28
Emergent BioSolutions , Inc. (Æ) 10,151 315
Enanta Pharmaceuticals, Inc. (Æ)(Ð) 1,145 54
Encompass Health Corp. (Æ) 10,728 601
Endo International PLC (Æ)(Ñ) 119,272 56
Exelixis , Inc. (Æ) 12,854 268
FibroGen , Inc. (Æ) 7,244 76
F-Star Therapeutics, Inc. (Æ) 32,279 202
Gritstone Oncology, Inc. (Æ) 5,800 14
Haemonetics Corp. (Æ)(Û) 1,881 123
Halozyme Therapeutics, Inc. (Æ) 13,221 582
Hanger, Inc. (Æ) 2,358 34
Harmony Biosciences Holdings, Inc. (Æ) 1,943 95
Homology Medicines, Inc. (Æ)(Ð) 3,635 7
Inari Medical, Inc. (Æ) 2,926 199
InfuSystem Holdings, Inc. (Æ) 47,193 454
Inhibrx , Inc. (Æ) 19,175 218
Innoviva , Inc. (Æ) 18,647 275
Inogen , Inc. (Æ) 1,282 31
Inotiv , Inc. (Æ) 2,530 24
Inspire Medical Systems, Inc. (Æ) 2,107 385
Intellia Therapeutics, Inc. (Æ) 9,058 469
Intercept Pharmaceuticals, Inc. (Æ)(Ð) 3,701 51
Intra-Cellular Therapies, Inc. Class A (Æ) 3,471 198
Ionis Pharmaceuticals, Inc. (Æ)(Ð) 7,457 276
Iovance Biotherapeutics , Inc. (Æ) 2,174 24
iRadimed Corp. 19,909 676
iRhythm Technologies, Inc. (Æ) 3,186 344
Jazz Pharmaceuticals PLC (Æ)(Û) 2,036 318
Karuna Therapeutics, Inc. (Æ) 848 107
Karyopharm Therapeutics, Inc. (Æ) 9,702 44
Kezar Life Sciences, Inc. (Æ) 11,883 98
Kura Oncology, Inc. (Æ) 8,027 147
Kymera Therapeutics, Inc. (Æ) 2,206 43
Landec Corp. (Æ) 25,566 255
Lantheus Holdings, Inc. (Æ) 2,997 198
Legend Biotech Corp.
-
ADR (Æ) 1,057 58
LeMaitre Vascular, Inc. 29,505 1,344
LHC Group, Inc. (Æ) 2,935 457
LivaNova PLC (Æ)(Û) 2,220 139
Masimo Corp. (Æ)(Û) 1,935 253
MEDNAX, Inc. (Æ) 9,604 202
Medpace Holdings, Inc. (Æ) 7,298 1,092
MeiraGTx Holdings PLC (Æ) 4,978 38
Mirati Therapeutics, Inc. (Æ) 1,723 116
Mirum Pharmaceuticals, Inc. (Æ) 3,018 59
Molecular Templates, Inc. (Æ) 1,234 1
NanoString Technologies, Inc. (Æ) 5,001 64
Natus Medical, Inc. (Æ) 7,638 250
Neogen Corp. (Æ)(Ñ) 9,072 219
Neurocrine Biosciences, Inc. (Æ) 3,490 340
Nevro Corp. (Æ) 3,734 164
NextGen Healthcare, Inc. (Æ) 2,760 48
Omnicell , Inc. (Æ) 6,836 778
Ontrak , Inc. (Æ)(Ñ) 176,880 187
Option Care Health, Inc. (Æ) 1,063 30

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OraSure Technologies, Inc. (Æ)(Ð) 2,858 8
Organon & Co. (Ð)(Û) 7,093 239
Orthofix Medical, Inc. (Æ) 1,226 29
Oscar Health, Inc. Class A (Æ) 5,000 21
Ovid Therapeutics, Inc. (Æ) 21,212 46
Owens & Minor, Inc. 3,832 121
Pacira BioSciences , Inc. (Æ) 6,084 355
Paragon 28, Inc. (Æ)(Ñ) 5,892 94
Perrigo Co. PLC 12,504 507
Personalis , Inc. (Æ)(Ð) 1,161 4
PetIQ , Inc. (Æ) 8,726 147
Phibro Animal Health Corp. Class A 20,680 396
Pliant Therapeutics, Inc. (Æ) 2,442 20
Poseida Therapeutics, Inc. (Æ) 1,711 4
Prestige Brands Holdings, Inc. (Æ) 2,899 170
Privia Health Group, Inc. (Æ) 8,349 243
Progenics Pharmaceuticals, Inc. (Æ)(Š) 1,808 —
Prometheus Biosciences, Inc. (Æ) 2,870 81
Protagonist Therapeutics, Inc. (Æ) 19,792 157
PTC Therapeutics, Inc. (Æ) 18,254 731
Quipt Home Medical Corp. (Æ) 35,784 164
Radius Health, Inc. (Æ) 36,750 381
Recursion Pharmaceuticals, Inc. Class A (Æ) 7,622 62
REGENXBIO, Inc. (Æ)(Ð) 1,790 44
Repligen Corp. (Æ) 4,576 743
Revance Therapeutics, Inc. (Æ)(Ð) 3,095 43
Rocket Pharmaceuticals, Inc. (Æ) 12,078 166
RxSight , Inc. (Æ)(Ñ) 3,894 55
Sarepta Therapeutics, Inc. (Æ)(Ð) 2,881 216
Schrodinger, Inc. (Æ) 13,611 359
Select Medical Holdings Corp. 9,384 222
Selecta Biosciences, Inc. (Æ) 5,417 7
Semler Scientific, Inc. (Æ) 600 17
Seres Therapeutics, Inc. (Æ)(Ð) 4,405 15
ShockWave Medical, Inc. (Æ) 2,215 423
SIGA Technologies, Inc. 15,221 176
Societal CDMO, Inc. (Æ) 64,285 51
SpringWorks Therapeutics, Inc. (Æ) 5,302 131
STAAR Surgical Co. (Æ) 1,541 109
Surmodics , Inc. (Æ) 263 10
Sutro Biopharma, Inc. (Æ) 3,860 20
Tabula Rasa HealthCare, Inc. (Æ) 893 2
Tactile Systems Technology, Inc. (Æ) 700 5
Talkspace , Inc. (Æ) 36,290 62
Tenet Healthcare Corp. (Æ) 2,879 151
Theravance Biopharma, Inc. (Æ) 3,982 36
TransMedics Group, Inc. (Æ) 3,161 99
Travere Therapeutics, Inc. (Æ) 3,186 77
Tricida , Inc. (Æ) 1,267 12
Twist Bioscience Corp. (Æ) 3,810 133
United Therapeutics Corp. (Æ)(Û) 1,371 323
Utah Medical Products, Inc. 6,068 521
Vanda Pharmaceuticals, Inc. (Æ)(Ð) 2,768 30
Varex Imaging Corp. (Æ)(Ð) 2,382 51
Verastem , Inc. (Æ)(Ñ) 26,960 31
Vivos Therapeutics, Inc. (Æ)(Ñ) 28,109 36
Xencor , Inc. (Æ) 13,513 369
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xenon Pharmaceuticals, Inc. (Æ) 9,162 279
Zai Lab, Ltd.
-
ADR (Æ) 2,827 98
Zentalis Pharmaceuticals, Inc. (Æ) 6,325 178
Zymeworks , Inc. (Æ) 9,138 48
33,797
Materials and Processing - 7.0%
Advanced Drainage Systems, Inc. 1,502 135
AdvanSix , Inc. 1,357 45
Allegheny Technologies, Inc. (Æ) 4,645 105
A-Mark Precious Metals, Inc. 3,806 123
American Vanguard Corp. 1,232 28
Amyris , Inc. (Æ)(Ñ) 30,999 57
Apogee Enterprises, Inc. 1,505 59
AZEK Co., Inc. (The) (Æ) 16,707 280
Beacon Roofing Supply, Inc. (Æ) 1,950 100
Belden, Inc. 1,232 66
Boise Cascade Co. 1,841 110
BrightView Holdings, Inc. (Æ) 12,188 146
Caesarstone , Ltd. 10,674 97
Capstone Copper Corp. (Æ) 40,290 102
Carpenter Technology Corp. 13,076 365
Chemours Co. (The) (Û) 7,752 248
Clearwater Paper Corp. (Æ) 767 26
Coeur Mining, Inc. (Æ) 36,834 112
Commercial Metals Co. 3,340 111
Constellium SE (Æ) 7,394 98
Critical Elements Lithium Corp. (Æ) 82,146 89
Ecovyst , Inc. (Æ) 3,544 35
Element Solutions, Inc. (Æ) 24,107 429
European Metals Holdings, Ltd. (Æ) 83,066 37
EVI Industries, Inc. (Æ)(Ñ) 19,967 199
Glatfelter Corp. 1,340 9
Hecla Mining Co. 33,108 130
Horizonte Minerals PLC (Æ) 60,425 82
Huntsman Corp. (Û) 8,805 250
Insteel Industries, Inc. 14,985 505
ITT, Inc. 5,755 387
JELD-WEN Holding, Inc. (Æ) 6,471 94
Kaiser Aluminum Corp. 4,031 319
Koppers Holdings, Inc. 764 17
Livent Corp. (Æ) 5,999 136
Louisiana-Pacific Corp. 4,548 238
Matthews International Corp. Class A 7,110 204
MDU Resources Group, Inc. 14,829 400
Mercer International, Inc. 1,199 16
Modine Manufacturing Co. (Æ) 1,890 20
Mosaic Co. (The) 1,796 85
MRC Global, Inc. (Æ) 9,527 95
Neenah Paper, Inc. 13,170 450
NN, Inc. (Æ)(Ð) 2,433 6
Northwest Pipe Co. (Æ) 5,518 165
Nouveau Monde Graphite, Inc. (Æ)(Ñ) 8,125 39
O-I Glass, Inc. (Æ) 24,982 350
Oil- Dri Corp. of America 7,376 226
Olin Corp. (Û) 719 33
Omega Flex, Inc. 2,616 282

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Orion Engineered Carbons SA 2,560 40
Pactiv Evergreen, Inc. 691 7
Perimeter Solutions SA (Æ) 7,747 84
Piedmont Lithium, Inc. (Æ) 2,044 74
Quaker Chemical Corp. 2,364 353
Rayonier Advanced Materials, Inc. (Æ) 2,621 7
RBC Bearings, Inc. (Æ) 1,417 262
Rogers Corp. (Æ) 682 179
Schnitzer Steel Industries, Inc. Class A 2,200 72
Schweitzer-Mauduit International, Inc. 25,716 646
Silgan Holdings, Inc. 6,596 273
Simpson Manufacturing Co., Inc. 1,324 133
SiteOne Landscape Supply, Inc. (Æ) 2,608 310
Sonoco Products Co. 6,000 342
Stelco Holdings, Inc. 2,969 74
Stepan Co. 603 61
Summit Materials, Inc. Class A (Æ) 4,596 107
Tecnoglass , Inc. 8,956 157
TimkenSteel Corp. (Æ) 4,601 86
Trinseo PLC 2,951 113
Tronox Holdings PLC Class A 40,769 685
UFP Industries, Inc. (Æ) 2,479 169
UFP Technologies, Inc. (Æ) 7,854 625
Unifi, Inc. (Æ) 7,519 106
Univar Solutions, Inc.
-
ADR (Æ) 18,528 461
Universal Stainless & Alloy Products, Inc. (Æ) 12,525 93
Valvoline, Inc. 14,817 427
Venator Materials PLC (Æ) 49,139 102
Veritiv Corp. (Æ) 2,332 254
Westrock Co. (Û) 823 33
14,075
Producer Durables - 17.4%
AAR Corp. (Æ) 788 33
Aaron's Co., Inc. (The) 1,345 20
ABM Industries, Inc. 5,385 234
ACCO Brands Corp. 4,543 30
ADT, Inc. 44,448 273
Aerojet Rocketdyne Holdings, Inc. (Æ)(Ð) 3,753 152
AGCO Corp. (Û) 2,513 248
Alarm.com Holdings, Inc. (Æ) 1,648 102
Allegiant Travel Co. Class A (Æ) 525 59
Allied Motion Technologies, Inc. 13,772 315
Allison Transmission Holdings, Inc. Class A 2,348 90
Altra Industrial Motion Corp. 11,907 420
Applied Industrial Technologies, Inc. 2,832 272
ArcBest Corp. 3,195 225
Ardmore Shipping Corp. (Æ) 39,910 278
Argan , Inc. 12,208 455
ASGN, Inc. (Æ) 1,771 160
Astec Industries, Inc. 4,538 185
Astronics Corp. (Æ) 1,296 13
Atlas Air Worldwide Holdings, Inc. (Æ) 1,375 85
Barnes Group, Inc. 6,114 190
Barrett Business Services, Inc. 5,867 428
Bloom Energy Corp. Class A (Æ) 14,803 244
Bowman Consulting Group, Ltd. (Æ) 5,869 72
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Brady Corp. Class A 2,169 102
Cactus, Inc. Class A 3,293 133
Chart Industries, Inc. (Æ) 3,046 510
Cimpress PLC (Æ) 685 27
CompoSecure , Inc. (Æ)(Ñ) 5,958 31
Copa Holdings SA Class A (Æ) 1,125 71
CoreCivic , Inc. (Æ)(Ð) 5,729 64
Covenant Logistics Group, Inc. Class A 8,812 221
Daseke , Inc. (Æ) 1,304 8
Deluxe Corp. 27,686 600
DHT Holdings, Inc. 76,395 468
Donaldson Co., Inc. 5,701 274
Dorian LPG, Ltd. 1,303 20
Ducommun, Inc. (Æ) 424 18
Dycom Industries, Inc. (Æ) 839 78
EMCOR Group, Inc. 2,937 302
Encore Wire Corp. 1,307 136
EnerSys 11,744 692
Ennis, Inc. 5,013 101
Entravision Communications Corp. Class A 1,429 7
Euronav NV 18,332 219
Evo Payments, Inc. Class A (Æ) 35,002 823
ExlService Holdings, Inc. (Æ) 2,100 309
Flowserve Corp. 21,663 620
Fluor Corp. (Æ)(Ð) 6,604 161
Franklin Covey Co. (Æ) 469 22
Franklin Electric Co., Inc. 1,936 142
Frontdoor , Inc. (Æ) 5,715 138
FTI Consulting, Inc. (Æ) 398 72
GATX Corp. 3,643 343
Green Dot Corp. Class A (Æ) 4,522 114
Greenbrier Cos., Inc. 19,584 705
Hackett Group, Inc. (The) 1,132 21
HealthEquity , Inc. (Æ) 5,801 356
Heidrick & Struggles International, Inc. 763 25
Hertz Global Holdings, Inc. Class W (Æ) 928 84
Hillman Solutions Corp. (Æ) 8,550 74
HNI Corp. 2,591 90
Hub Group, Inc. Class A (Æ) 2,739 195
Hyster -Yale Materials Handling, Inc. 1,635 52
I3 Verticals, Inc. Class A (Æ) 32,447 812
ICF International, Inc. 2,686 255
Information Services Group, Inc. 871 6
Insperity , Inc. 1,378 138
Itron , Inc. (Æ) 2,078 103
JetBlue Airways Corp. (Æ) 8,979 75
Kaman Corp. Class A 15,677 490
Kennametal, Inc. 11,646 271
Kforce , Inc. (Ð) 837 51
Kimball International, Inc. Class B 61,313 470
Kirby Corp. (Æ) 6,243 380
Knight-Swift Transportation Holdings,
Inc. (Æ) 6,348 294
Korn Ferry 2,579 150
Kratos Defense & Security Solutions, Inc. (Æ) 9,508 132
Landstar System, Inc. 1,753 255
Latham Group, Inc. (Æ) 27,599 191

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lovesac Co. (The) (Æ) 2,358 65
Luxfer Holdings PLC
-
ADR 33,469 506
Manitowoc Co., Inc. (The) (Æ) 16,426 173
ManpowerGroup , Inc. 3,223 246
Marten Transport, Ltd. 6,505 109
Matson, Inc. 2,308 168
Maximus, Inc. 1,927 120
Mercury Systems, Inc. (Æ) 9,867 635
Mesa Air Group, Inc. (Æ) 31,651 69
Mesa Laboratories, Inc. 6,046 1,234
Methode Electronics, Inc. 12,991 481
MillerKnoll , Inc. 19,465 511
Mirion Technologies, Inc. (Æ) 7,214 42
Mistras Group, Inc. (Æ) 5,922 35
Mitek Systems, Inc. (Æ) 53,140 491
Murphy USA, Inc. (Û) 3,826 891
MYR Group, Inc. (Æ) 872 77
Neo Performance Materials, Inc. 10,217 99
Nikola Corp. (Æ)(Ñ) 20,224 96
Orion Group Holdings, Inc. (Æ) 45,723 104
Oshkosh Corp. (Ð) 2,477 203
PAM Transportation Services, Inc. (Æ) 595 16
Park-Ohio Holdings Corp. 143 2
Paya Holdings, Inc. Class A (Æ) 54,788 360
Paysafe , Ltd. (Æ) 30,100 59
Pitney Bowes, Inc. 19,514 71
Powell Industries, Inc. 352 8
Primoris Services Corp. 16,651 362
PROG Holdings, Inc. (Æ) 5,994 99
Quotient Technology, Inc. (Æ) 5,391 16
Radiant Logistics, Inc. (Æ) 43,867 325
Ranpak Holdings Corp. (Æ) 35,194 246
Repay Holdings Corp. (Æ) 70,992 912
Resources Connection, Inc. 20,910 426
Ryder System, Inc. (Û) 3,204 228
Ryerson Holding Corp. 893 19
Saia, Inc. (Æ) 3,795 713
Schneider National, Inc. Class B 3,737 84
Scorpio Tankers, Inc. 6,549 226
SFL Corp., Ltd. (Æ)(Û) 4,108 39
Sight Sciences, Inc. (Æ) 18,307 165
Skyline Champion Corp. (Æ) 6,260 297
SkyWest, Inc. (Æ) 1,884 40
Smith & Wesson Brands, Inc. (Æ) 15,374 202
Spirit AeroSystems Holdings, Inc. Class A 12,293 360
Spirit Airlines, Inc. (Æ)(Ñ) 13,626 325
SPX Corp. (Æ) 3,857 204
Steelcase, Inc. Class A 4,812 52
Stoneridge, Inc. (Æ) 22,610 388
Sun Country Airlines Holdings, Inc. (Æ) 6,700 123
Teekay Tankers, Ltd. Class A (Æ) 12,296 217
Tennant Co. 8,107 480
Terex Corp. 2,501 68
Tetra Tech, Inc. 1,926 263
Textron, Inc. (Ð)(Û) 4,190 256
Thermon Group Holdings, Inc. (Æ) 6,312 89
Titan International, Inc. (Æ) 5,820 88
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Titan Machinery, Inc. (Æ) 815 18
TopBuild Corp. (Æ) 1,849 309
Travel + Leisure Co. (Æ)(Ð) 2,077 81
TreeHouse Foods, Inc. (Æ) 1,120 47
TriNet Group, Inc. (Æ) 2,052 159
Trinity Industries, Inc. 4,555 110
TrueBlue , Inc. (Æ) 5,616 101
Tutor Perini Corp. (Æ) 42,945 377
Universal Truckload Services, Inc. 5,634 154
Vectrus , Inc. (Æ) 3,263 109
Wabash National Corp. 14,044 190
Werner Enterprises, Inc. 3,043 117
WESCO International, Inc. (Æ) 3,378 362
WillScot Mobile Mini Holdings Corp. (Æ) 7,977 259
WNS Holdings, Ltd.
-
ADR (Æ) 15,899 1,187
Xerox Holdings Corp. 15,403 229
Yellow Corp. (Æ) 2,098 6
ZipRecruiter, Inc. Class A (Æ)(Û) 786 12
Zurn Water Solutions Corp. 4,230 115
35,209
Technology - 11.4%
8x8, Inc. (Æ) 12,564 65
ADTRAN, Inc. 2,379 42
Agilysys , Inc. (Æ) 4,419 209
Ambarella , Inc. (Æ) 3,907 256
American Software, Inc. Class A 57,907 936
Amkor Technology, Inc. 4,264 72
Amplitude, Inc. Class A (Æ) 1,057 15
Appfolio , Inc. Class A (Æ) 2,588 235
Arlo Technologies, Inc. (Æ)(Ð) 9,073 57
Arrow Electronics, Inc. (Æ)(Û) 2,561 287
Asure Software, Inc. (Æ) 14,366 82
Augmedix , Inc. (Æ)(Ñ) 25,701 46
Avaya Holdings Corp. (Æ) 6,763 15
Aviat Networks, Inc. (Æ) 670 17
Avid Technology, Inc. (Æ) 1,998 52
Avnet, Inc. (Û) 5,804 249
Axcelis Technologies, Inc. (Æ) 2,296 126
Azenta , Inc. 1,258 91
Bandwidth, Inc. Class A (Æ)(Ð) 2,512 47
Benchmark Electronics, Inc. 3,428 77
Benefitfocus , Inc. (Æ) 865 7
Blackline, Inc. (Æ) 1,550 103
Box, Inc. Class A (Æ) 9,358 235
Brightcove , Inc. (Æ) 1,230 8
CalAmp Corp. (Æ) 1,298 5
Calix, Inc. (Æ) 2,270 77
Cardlytics, Inc. (Æ) 6,067 135
Cerence , Inc. (Æ)(Ð) 1,700 43
ChannelAdvisor Corp. (Æ) 7,908 115
CI&T, Inc. Class A (Æ)(Ñ) 27,435 277
Ciena Corp. (Æ)(Û) 447 20
Cirrus Logic, Inc. (Æ)(Û) 3,473 252
Cohu , Inc. (Æ) 6,132 170
CommScope Holding Co., Inc. (Æ) 14,631 90
CommVault Systems, Inc. (Æ) 1,746 110

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
comScore, Inc. (Æ) 2,257 5
Conduent , Inc. (Æ) 8,873 38
CSG Systems International, Inc. 1,592 95
CyberArk Software, Ltd. (Æ) 1,181 151
Daily Journal Corp. (Æ) 226 58
Diebold Nixdorf, Inc. (Æ)(Ð) 1,237 3
DigitalBridge Group, Inc. (Æ) 47,101 230
Domo, Inc. Class B (Æ) 899 25
Donnelley Financial Solutions, Inc. (Æ) 3,227 95
DoubleVerify Holdings, Inc. (Æ) 12,945 293
Dropbox, Inc. Class A (Æ)(Û) 12,819 269
DXC Technology Co. (Æ)(Û) 1,939 59
Edgio , Inc. (Æ)(Ð) 5,138 12
eGain Corp. (Æ) 10,193 99
EMCORE Corp. (Æ) 20,415 62
Endava PLC
-
ADR (Æ) 5,209 460
Everbridge , Inc. (Æ) 4,000 112
Expensify, Inc. Class A (Æ)(Ñ) 12,814 228
Extreme Networks, Inc. (Æ)(Ð) 6,923 62
Frontier Communications Parent, Inc. (Æ)(Ð) 1,843 43
Genasys , Inc. (Æ) 59,828 194
GoDaddy , Inc. Class A (Æ)(Û) 1,056 73
Harmonic, Inc. (Æ) 5,902 51
IDT Corp. Class B (Æ) 5,121 129
II-VI, Inc. (Æ)(Ñ) 7,476 381
Immersion Corp. (Æ) 8,285 44
Infinera Corp. (Æ) 18,468 99
Inseego Corp. (Æ)(Ñ) 81,338 154
Inspired Entertainment, Inc. (Æ) 9,707 84
Jabil Circuit, Inc. (Û) 4,733 242
JFrog , Ltd. (Æ) 3,630 76
Kaltura , Inc. (Æ)(Ñ) 199,530 397
KBR, Inc. 8,219 398
Kimball Electronics, Inc. (Æ) 276 6
Kulicke & Soffa Industries, Inc. (Ñ) 14,205 608
Kyndryl Holdings, Inc. (Æ) 14,377 141
Lantronix , Inc. (Æ) 6,887 37
Lattice Semiconductor Corp. (Æ) 4,054 197
LivePerson , Inc. (Æ)(Ð) 3,450 49
Loyalty Ventures, Inc. (Æ) 1,000 4
Lyft, Inc. Class A (Æ) 9,722 129
Maxar Technologies, Inc. 16,209 423
MaxLinear , Inc. Class A (Æ) 4,006 136
Model N, Inc. (Æ) 22,077 565
Momentive Global, Inc. (Æ) 7,978 70
NAPCO Security Technologies, Inc. (Æ) 40,725 839
NETGEAR, Inc. (Æ) 3,968 73
NetScout Systems, Inc. (Æ) 2,730 92
nLight , Inc. (Æ) 34,460 352
Nutanix , Inc. Class A (Æ) 12,566 184
ON24, Inc. (Æ) 30,249 287
One Stop Systems, Inc. (Æ) 24,597 97
OneSpan , Inc. (Æ) 1,722 20
Ooma , Inc. (Æ) 20,891 248
Ouster, Inc. (Æ)(Ñ) 11,639 19
Outbrain , Inc. (Æ) 2,862 14
Parsons Corp. (Æ) 1,422 57
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PDF Solutions, Inc. (Æ) 32,092 690
Pegasystems , Inc. 9,169 439
PlayAGS , Inc. (Æ) 2,141 11
Power Integrations, Inc. 1,764 132
Qualys , Inc. (Æ) 7,051 890
Quantum Corp. (Æ) 935 1
RADCOM, Ltd. (Æ) 10,957 126
Rambus, Inc. (Æ) 24,587 528
Ribbon Communications, Inc. (Æ) 5,919 18
Rimini Street, Inc. (Æ) 3,306 20
SailPoint Technologies Holding, Inc. (Æ) 3,336 209
ScanSource , Inc. (Æ) 580 18
SecureWorks Corp. Class A (Æ) 864 9
Semtech Corp. (Æ) 1,854 102
Shutterstock , Inc. 1,626 93
Sierra Wireless, Inc. (Æ) 4,158 97
Silicon Laboratories, Inc. (Æ) 4,256 597
Simulations Plus, Inc. 29,643 1,463
SiTime Corp. (Æ) 2,361 385
SMART Global Holdings, Inc. (Æ) 17,086 280
SolarWinds Corp. 2,277 23
Sonos , Inc. (Æ) 3,721 67
Sprout Social, Inc. Class A (Æ) 4,594 267
SPS Commerce, Inc. (Æ) 1,486 168
Stratasys , Ltd. (Æ) 4,193 79
Super Micro Computer, Inc. (Æ) 2,921 118
Synaptics , Inc. (Æ) 866 102
Tenable Holdings, Inc. (Æ) 4,578 208
TrueCar , Inc. (Æ) 8,702 23
Unisys Corp. (Æ) 3,091 37
Upland Software, Inc. (Æ) 1,560 23
Upwork , Inc. (Æ) 3,893 81
UserTesting , Inc. (Æ)(Ñ) 4,096 21
Varonis Systems, Inc. (Æ) 7,318 215
Verint Systems, Inc. (Æ) 2,649 112
Vishay Intertechnology , Inc. 10,567 188
VTEX Class A (Æ) 8,340 26
Wix.com, Ltd. (Æ) 3,056 200
Workiva , Inc. (Æ) 9,796 646
Xperi Holding Corp. 11,083 160
Yelp, Inc. Class A (Æ)(Û) 3,146 87
Zeta Global Holdings Corp. Class A (Æ) 5,089 23
22,973
Utilities - 5.0%
Allete , Inc. 12,286 722
Allot, Ltd. (Æ) 19,053 93
American States Water Co. 1,064 87
APA Corp. (Û) 1,233 43
Artesian Resources Corp. Class A 4,093 201
Avista Corp. 5,709 248
Black Hills Corp. 3,572 260
Brigham Minerals, Inc. Class A 42,952 1,057
California Resources Corp. 4,302 166
Chesapeake Energy Corp. 7,964 646
Civitas Resources, Inc. 1,724 90
Cogent Communications Holdings, Inc. 2,596 158

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Denbury, Inc. (Æ) 2,211 133
Earthstone Energy, Inc. Class A (Æ)(Ñ) 38,000 519
Evolution Petroleum Corp. 40,169 219
Gogo , Inc. (Æ) 11,558 187
Gulfport Energy Corp. (Æ) 1,103 88
IDACORP, Inc. (Ð) 1,439 152
Iridium Communications, Inc. (Æ) 4,142 156
Lumen Technologies, Inc. (Ð) 2,125 23
Mammoth Energy Services, Inc. (Æ) 19,488 43
MGE Energy, Inc. 932 73
New Jersey Resources Corp. 2,763 123
Northern Oil and Gas, Inc. 8,689 219
Northwest Natural Holding Co. (Ð) 445 24
NorthWestern Corp. 6,311 372
NRG Energy, Inc. (Û) 7,769 297
Oasis Petroleum, Inc. 868 106
ONE Gas, Inc. 1,102 89
Ovintiv , Inc. 11,289 499
Pinnacle West Capital Corp. (Ð) 4,472 327
Plains GP Holdings, LP Class A (Æ)(Û) 10,389 107
PNM Resources, Inc. 1,441 69
Portland General Electric Co. 6,442 311
RGC Resources, Inc. 15,218 290
Saturn Oil & Gas, Inc. (Æ) 6,400 13
SilverBow Resources, Inc. (Æ) 7,884 224
South Jersey Industries, Inc. 9,618 328
Spire, Inc. 1,668 124
Spok Holdings, Inc. 21,070 133
Telephone & Data Systems, Inc. 5,094 80
UGI Corp. 6,051 234
US Cellular Corp. (Æ) 6,627 192
Vonage Holdings Corp. (Æ) 7,357 139
Whiting Petroleum Corp. 2,002 136
York Water Co. (The) 7,887 319
Ziff Davis, Inc. (Æ) 1,235 92
10,211
Total Common Stocks
(cost $207,709) 200,172
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 9,139,683 (∞) 9,136
Total Short-Term Investments
(cost $9,137) 9,136
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×) 4,638,426 (∞)
4,638
Total Other Securities
(cost $4,638) 4,638
Total Investments - 105.8%
(identified cost $221,484) 213,946
Securities Sold Short - (3.6)%
Consumer Discretionary - (0.4)%
1847 Goedeker , Inc. (Æ) (4,800) (6)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Akoustis Technologies, Inc. (Æ) (4,423) (16)
AMC Entertainment Holdings, Inc. Class
A (Æ) (5,754) (78)
America's Car-Mart, Inc. (Æ) (140) (14)
AMMO, Inc. (Æ) (3,033) (12)
Aspen Aerogels, Inc. (Æ) (2,569) (25)
Astra Space, Inc. (Æ) (10,817) (14)
Byrna Technologies, Inc. (Æ) (1,000) (9)
Callaway Golf Co. (Æ) (7,281) (149)
CarParts.com, Inc. (Æ) (4,842) (34)
Carvana Co. (Æ) (671) (15)
CuriosityStream , Inc. (Æ) (1,339) (2)
Dream Finders Homes, Inc. Class A (Æ) (1,657) (18)
fuboTV , Inc. (Æ) (1,026) (3)
GameStop Corp. Class A (Æ) (409) (50)
GrowGeneration Corp. (Æ) (1,332) (5)
Lordstown Motors Corp. Class A (Æ) (5,968) (9)
MicroVision , Inc. (Æ) (4,132) (16)
OptimizeRx Corp. (Æ) (2,094) (57)
Party City Holdco, Inc. (Æ) (8,844) (12)
Pool Corp. (356) (123)
Target Hospitality Corp. Class A (Æ) (1,245) (7)
Virgin Galactic Holdings, Inc. (Æ) (1,145) (7)
XPEL, Inc. (Æ) (1,693) (78)
YETI Holdings, Inc. (Æ) (1,752) (76)
(835)
Consumer Staples - (0.2)%
22nd Century Group, Inc. (Æ) (11,026) (23)
Beauty Health Co. (The) (Æ) (3,372) (43)
Cadiz, Inc. (Æ) (847) (2)
Celsius Holdings, Inc. (Æ) (1,185) (77)
Chefs' Warehouse Holdings, Inc. (Æ) (271) (11)
Freshpet , Inc. (Æ) (2,059) (106)
Limoneira Co. (200) (3)
MGP Ingredients, Inc. (977) (98)
PetMed Express, Inc. (2,910) (58)
Utz Brands, Inc. (1,705) (24)
Vital Farms, Inc. (Æ) (651) (6)
(451)
Energy - (0.3)%
Aemetis , Inc. (Æ) (1,006) (5)
Archaea Energy, Inc. (Æ) (4,158) (65)
Array Technologies, Inc. (Æ) (7,460) (82)
Cleanspark , Inc. (Æ) (1,523) (6)
Fluence Energy, Inc. (Æ) (6,517) (62)
FuelCell Energy, Inc. (Æ) (1,794) (7)
Gevo , Inc. (Æ) (3,659) (9)
Liberty Energy, Inc. Class A (Æ) (9,603) (121)
Shoals Technologies Group, Inc. Class A (Æ) (2,409) (40)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Southwestern Energy Co. (Æ) (8,031) (50)
Sunrun , Inc. (Æ) (1,976) (46)
Uranium Energy Corp. (Æ) (25,657) (79)
(572)
Financial Services - (0.3)%
AFC Gamma, Inc. (ö) (1,485) (23)
BRP Group, Inc. Class A (Æ) (3,390) (82)
Cohen & Steers, Inc. (1,028) (65)
Doma Holdings, Inc. (Æ) (1,460) (2)
Franchise Group, Inc. (Æ) (2,899) (102)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. (ö) (3,396) (129)
Kite Realty Group Trust (ö) (5,050) (87)
Orchid Island Capital, Inc. (ö) (25,640) (73)
Performant Financial Corp. (Æ) (3,009) (8)
StepStone Group, Inc. Class A (3,475) (90)
(661)
Health Care - (1.0)%
1Life Healthcare, Inc. (Æ) (16,460) (129)
Aadi Bioscience, Inc. (Æ) (561) (7)
Absci Corp. (Æ) (2,543) (8)
Accelerate Diagnostics, Inc. (Æ) (3,800) (4)
AdaptHealth Corp. (Æ) (7,310) (132)
Alaunos Therapeutics, Inc. (Æ) (4,584) (6)
Aligos Therapeutics, Inc. (Æ) (2,000) (2)
Alpha Teknova , Inc. (Æ) (838) (7)
Alphatec Holdings, Inc. (Æ) (6,317) (41)
Altimmune , Inc. (Æ) (340) (4)
Anavex Life Sciences Corp. (Æ) (1,152) (12)
Apollo Medical Holdings, Inc. (Æ) (185) (7)
Asensus Surgical, Inc. (Æ) (1,724) (1)
Aspira Women's Health, Inc. (Æ) (5,382) (3)
Atossa Therapeutics, Inc. (Æ) (8,605) (9)
aTyr Pharma, Inc. (Æ) (2,613) (7)
AVEO Pharmaceuticals, Inc. (Æ) (317) (2)
BioLife Solutions, Inc. (Æ) (2,816) (39)
Biomea Fusion, Inc. (Æ) (1,476) (18)
Bionano Genomics, Inc. (Æ) (19,982) (28)
Brooklyn ImmunoTherapeutics , Inc. (Æ) (3,376) (2)
Cano Health, Inc. (Æ) (10,443) (46)
CEL-SCI Corp. (Æ) (293) (1)
Cerevel Therapeutics Holdings, Inc. (Æ) (284) (8)
ChemoCentryx , Inc. (Æ) (1,069) (26)
Citius Pharmaceuticals, Inc. (Æ) (13,650) (13)
ClearPoint Neuro, Inc. (Æ) (1,260) (16)
Clene , Inc. (Æ) (1,602) (4)
Clover Health Investments Corp. (Æ) (5,189) (11)
CorMedix , Inc. (Æ) (3,398) (14)
Crinetics Pharmaceuticals, Inc. (Æ) (1,354) (25)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cytokinetics, Inc. (Æ) (3,202) (126)
DarioHealth Corp. (Æ) (1,199) (7)
Evolus , Inc. (Æ) (1,789) (21)
EyePoint Pharmaceuticals, Inc. (Æ) (1,384) (11)
Fate Therapeutics, Inc. (Æ) (1,682) (42)
Geron Corp. (Æ) (19,920) (31)
ImmunityBio , Inc. (Æ) (3,225) (12)
Inmune Bio, Inc. (Æ) (1,004) (9)
Inotiv , Inc. (Æ) (2,261) (22)
Inovio Pharmaceuticals, Inc. (Æ) (4,846) (8)
Intra-Cellular Therapies, Inc. Class A (Æ) (1,954) (112)
iRhythm Technologies, Inc. (Æ) (693) (75)
Joint Corp. (The) (Æ) (2,064) (32)
Kinnate Biopharma, Inc. (Æ) (1,610) (20)
Kronos Bio, Inc. (Æ) (212) (1)
Krystal Biotech, Inc. (Æ) (1,411) (93)
Lantheus Holdings, Inc. (Æ) (2,368) (155)
Matinas BioPharma Holdings, Inc. (Æ) (3,996) (3)
Mustang Bio, Inc. (Æ) (912) (1)
Nkarta , Inc. (Æ) (851) (10)
OncoCyte Corp. (Æ) (3,342) (3)
Outlook Therapeutics, Inc. (Æ) (9,487) (10)
Point Biopharma Global, Inc. (Æ) (1,000) (7)
Pulse Biosciences, Inc. (Æ) (1,700) (3)
Recursion Pharmaceuticals, Inc. Class A (Æ) (6,205) (51)
Relay Therapeutics, Inc. (Æ) (4,289) (72)
Seelos Therapeutics, Inc. (Æ) (7,700) (5)
Sema4 Holdings Corp. (Æ) (4,309) (5)
Sharecare , Inc. (Æ) (2,800) (4)
Sorrento Therapeutics, Inc. (Æ) (473) (1)
Syndax Pharmaceuticals, Inc. (Æ) (2,848) (55)
Teladoc Health, Inc. (Æ) (839) (28)
TFF Pharmaceuticals, Inc. (Æ) (775) (4)
TransMedics Group, Inc. (Æ) (692) (22)
Twist Bioscience Corp. (Æ) (669) (23)
Vaxart , Inc. (Æ) (4,214) (15)
Veracyte , Inc. (Æ) (5,659) (111)
Verastem , Inc. (Æ) (10,334) (12)
Vericel Corp. (Æ) (1,642) (41)
Vincerx Pharma, Inc. (Æ) (705) (1)
VistaGen Therapeutics, Inc. (Æ) (5,878) (5)
Xeris Biopharma Holdings, Inc. (Æ) (5,600) (9)
Y- mAbs Therapeutics, Inc. (Æ) (4,940) (75)
(1,985)
Materials and Processing - (0.3)%
AAON, Inc. (2,469) (135)
Allegheny Technologies, Inc. (Æ) (3,117) (71)
Amyris , Inc. (Æ) (4,779) (9)
Carpenter Technology Corp. (1,150) (32)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Griffon Corp. (1,467) (41)
Haynes International, Inc. (674) (22)
Hudson Technologies, Inc. (Æ) (3,203) (24)
Lawson Products, Inc. (Æ) (169) (9)
Leslie's, Inc. (Æ) (6,856) (105)
Origin Materials, Inc. (Æ) (2,099) (11)
Quaker Chemical Corp. (503) (75)
SmartRent , Inc. (Æ) (9,398) (42)
ThredUp , Inc. Class A (Æ) (4,153) (10)
(586)
Producer Durables - (0.3)%
908 Devices, Inc. (Æ) (2,335) (48)
Aeva Technologies, Inc. (Æ) (5,268) (16)
Affirm Holdings, Inc. (Æ) (530) (10)
Aurora Innovation, Inc. (Æ) (8,205) (16)
Berkshire Grey, Inc. (Æ) (600) (1)
CryoPort , Inc. (Æ) (1,574) (49)
DMC Global, Inc. (Æ) (500) (9)
Fox Factory Holding Corp. (Æ) (1,500) (121)
Hydrofarm Holdings Group, Inc. (Æ) (4,885) (17)
Hyzon Motors, Inc. (Æ) (912) (3)
Luminar Technologies, Inc. (Æ) (1,752) (10)
Magnite , Inc. (Æ) (924) (8)
National CineMedia , Inc. (4,646) (4)
Paymentus Holdings, Inc. Class A (Æ) (2,500) (33)
Proterra , Inc. (Æ) (1,052) (5)
PureCycle Technologies, Inc. (Æ) (4,733) (35)
Transphorm , Inc. (Æ) (567) (2)
Volta, Inc. (Æ) (10,775) (14)
Wheels Up Experience, Inc. (Æ) (7,665) (15)
Workhorse Group, Inc. (Æ) (3,336) (9)
Xometry , Inc. Class A (Æ) (3,986) (135)
(560)
Technology - (0.7)%
3D Systems Corp. (Æ) (912) (9)
Aehr Test Systems (Æ) (1,525) (11)
Appian Corp. (Æ) (110) (5)
AppLovin Corp. Class A (Æ) (3,844) (132)
Atomera , Inc. (Æ) (941) (9)
Azenta , Inc. (1,716) (124)
Bentley Systems, Inc. Class B (3,589) (120)
Bill.com Holdings, Inc. (Æ) (314) (35)
Bumble, Inc. Class A (Æ) (5,256) (148)
Cardlytics, Inc. (Æ) (630) (14)
Cargurus , Inc. (Æ) (5,783) (124)
Digimarc Corp. (Æ) (1,295) (18)
Digital Turbine, Inc. (Æ) (411) (7)
E2open Parent Holdings, Inc. (Æ) (15,046) (117)
II-VI, Inc. (Æ) (286) (15)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Latch, Inc. (Æ) (4,106) (5)
Luna Innovations, Inc. (Æ) (129) (1)
Matterport , Inc. (Æ) (2,465) (9)
NAPCO Security Technologies, Inc. (Æ) (900) (19)
nCino , Inc. (Æ) (3,287) (102)
Olo , Inc. Class A (Æ) (4,204) (41)
Ondas Holdings, Inc. (Æ) (2,672) (14)
Ouster, Inc. (Æ) (12,398) (20)
PAR Technology Corp. (Æ) (3,234) (121)
Porch Group, Inc. (Æ) (10,218) (26)
Rekor Systems, Inc. (Æ) (5,138) (9)
Skillz , Inc. (Æ) (25,508) (32)
Vuzix Corp. (Æ) (1,957) (14)
Wolfspeed , Inc. (Æ) (1,464) (93)
(1,394)
Utilities - (0.1)%
Civitas Resources, Inc. (2,089) (109)
Crescent Energy Co. Class A (630) (8)
Globalstar , Inc. (Æ) (17,900) (22)
New Fortress Energy, Inc. (1,008) (40)
NextDecade Corp. (Æ) (2,642) (12)
Stronghold Digital Mining, Inc. Class A (Æ) (2,464) (4)
Tellurian, Inc. (Æ) (4,573) (14)
(209)
Total Securities Sold Short
(proceeds $9,352) (7,253)
Other Assets and Liabilities, Net
- (2.2)%
(4,522)
Net Assets - 100.0%
202,171

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
E-Mini Russell 2000 Index Futures 108 USD 9,223 09/22 (293)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (293)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 20,178 $ — $ —
$ —
$ 20,178 10.0
Consumer Staples 9,508 — —
—
9,508 4.7
Energy 8,094 — —
—
8,094 4.0
Financial Services 46,127 — —
—
46,127 22.8
Health Care 33,797 — —
—
33,797 16.7
Materials and Processing 14,075 — —
—
14,075 7.0
Producer Durables 35,209 — —
—
35,209 17.4
Technology 22,973 — —
—
22,973 11.4
Utilities 10,211 — —
—
10,211 5.0
Short-Term Investments — — — 9,136 9,136 4.5
Other Securities — — — 4,638 4,638 2.3
Total Investments 200,172 — — 13,774 213,946 105.8
Securities Sold Short
**
(7,253) — — — (7,253) (3.6)
Other Assets and Liabilities, Net
(2.2)
100.0
Other Financial Instruments
Liabilities
Futures Contracts (293) — — — (293) (0.1)
Total Other Financial Instruments
*
$ (293) $ — $ — $ — $ (293)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2022, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 293
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,387)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (519)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 4,321 $ — $ 4,321
Total Financial and Derivative Assets
4,321 — 4,321
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,321 $ — $ 4,321
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 390 $ — $ 390 $ —
Barclays
21 — 21 —
Citigroup
524 — 524 —
Goldman Sachs
641 — 641 —
HSBC
343 — 343 —
Morgan Stanley
1,121 — 1,121 —
National Bank of Canada
906 — 906 —
Societe Generale
214 — 214 —
Wells Fargo
161 — 161 —
Total
$ 4,321 $ — $ 4,321 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 7,253 $ — $ 7,253
Total Financial and Derivative Liabilities
7,253 — 7,253
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,253 $ — $ 7,253
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 7,253 $ — $ 7,253 $ —
Total
$ 7,253 $ — $ 7,253 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 221,484
Investments, at fair value(*)(>) ......................................................................................................................................................
213,946
Foreign currency holdings(^) ......................................................................................................................................................... 7
Receivables:
Dividends and interest ....................................................................................................................................................... 153
Dividends from affiliated funds .......................................................................................................................................... 9
Investments sold ................................................................................................................................................................ 324
From broker(a) ................................................................................................................................................................... 839
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
215,280
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 565
Fund shares redeemed ....................................................................................................................................................... 93
Accrued fees to affiliates .................................................................................................................................................... 158
Other accrued expenses ..................................................................................................................................................... 109
Variation margin on futures contracts ................................................................................................................................. 293
Securities sold short, at fair value(‡) .............................................................................................................................................. 7,253
Payable upon return of securities loaned ....................................................................................................................................... 4,638
Total liabilities .............................................................................................................................................
13,109
Net Assets ............................................................................................................................................................
$ 202,171

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (8,933)
Shares of beneficial interest ...........................................................................................................................................................
168
Additional paid-in capital ..............................................................................................................................................................
210,936
Net Assets ............................................................................................................................................................
$ 202,171
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 12.03
Net assets ............................................................................................................................................................................... $ 202,170,579
Shares outstanding ($.01 par value) ....................................................................................................................................... 16,811,386
Amounts in thousands
(^)     Foreign currency holdings - cost $ 7
(*)     Securities on loan included in investments $ 4,321
(‡)     Proceeds on securities sold short $ 9,352
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 13,774
(a)     Receivable from Broker for Futures $ 839
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1,474
Dividends from affiliated funds ......................................................................................................................................... 19
Securities lending income (net) ......................................................................................................................................... 25
Total investment income ...............................................................................................................................................................
1,518
Expenses
Advisory fees .................................................................................................................................................................... 1,025
Administrative fees ........................................................................................................................................................... 57
Custodian fees ................................................................................................................................................................... 57
Transfer agent fees ............................................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 42
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ...................................................................................................................................................................... 11
Dividends from securities sold short ................................................................................................................................. 34
Interest expense paid on securities sold short ................................................................................................................... 49
Proxy fees ......................................................................................................................................................................... 1
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 1,290
Expense reductions ........................................................................................................................................................... (21)
Net expenses .................................................................................................................................................................................
1,269
Net investment income (loss) ........................................................................................................................................................
249
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 3,924
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (2,387)
Securities sold short .......................................................................................................................................................... 1,756
Foreign currency-related transactions ............................................................................................................................... 2
Net realized gain (loss) ..................................................................................................................................................................
3,294
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (55,272)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (519)
Securities sold short .......................................................................................................................................................... 1,959
Net change in unrealized appreciation (depreciation) ................................................................................................................... (53,833)
Net realized and unrealized gain (loss) ......................................................................................................................................... (50,539)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (50,290)

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 249 $ 115
Net realized gain (loss) ...................................................................................................................... 3,294 65,174
Net change in unrealized appreciation (depreciation) ....................................................................... (53,833) (6,951)
Net increase (decrease) in net assets from operations ............................................................................. (50,290) 58,338
Distributions
To shareholders ................................................................................................................................. (4,593) (57,621)
Net decrease in net assets from distributions .......................................................................................... (4,593) (57,621)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (499) 20,572
Total Net Increase (Decrease) in Net Assets ..........................................................................
(55,382) 21,289
Net Assets
Beginning of period .................................................................................................................................
257,553 236,264
End of period ..........................................................................................................................................
$ 202,171 $ 257,553
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 310 $ 4,275 978 $ 18,542
Proceeds from reinvestment of distributions 333 4,593 3,876 57,621
Payments for shares redeemed (70 1 ) (9,36 7 ) (2,990) (55,591)
Total increase (decrease)
(58) $ (499) 1,864 $ 20,572

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 15.27 .01 (2.98) (2.97) ( — )(c) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)
December 31, 2018 16.40 .07 (1.94) (1.87) (.08) (2.59)
December 31, 2017 15.21 .03 2.33 2.36 (.03) (1.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(d)
(.27) 12.03 (19.66) 202,171 1.13 1.11 .22 54
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127
(2.67) 11.86 (11.97) 204,490 1.04 1.04 .45 80
(1.17) 16.40 15.48 254,854 1.03 1.03 .17 135

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 148,399
Administration fees 8,628
Transfer agent fees 759
$ 157,786
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,575 $ 37,010 $ 40,447 $ (1) $ (1) $ 9,136 $ 19 —
U.S. Cash Collateral Fund 5,045 22,278 22,685 — — $ 4,638 — $ —
$ 17,620 $ 59,288 $ 63,132 $ (1) $ (1) $ 13,774 $ 19 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 219,146,427 $ 49,122,305 $ (61,868,462) $ (12,746,157)

Russell Investment Funds
International Developed Markets Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
International Developed Markets Fund 43
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000.00 $ 1,000.00
Ending Account Value
June 30, 2022 $ 820.40 $ 1,019.74
Expenses Paid During Period* $ 4.60 $ 5.11
* Expenses are equal to the Fund's annualized expense ratio of 1.02%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Argentina - 0.0%
YPF SA - ADR(Æ) 17,193 56
Australia - 2.1%
Ampol, Ltd. 8,836 208
APA Group 479 4
ASX, Ltd. - ADR 567 32
Australia & New Zealand Banking
Group, Ltd. - ADR 7,830 119
BHP Group, Ltd. 30,627 856
BHP Group, Ltd. - ADR 35,652 1,027
BlueScope Steel, Ltd. 8,785 96
Commonwealth Bank of Australia - ADR 21,539 1,346
CSL, Ltd. 1,402 261
Dexus Property Group(ö) 15,596 95
Fortescue Metals Group, Ltd. 35,403 435
Insurance Australia Group, Ltd.(Æ) 100,462 302
Macquarie Group, Ltd. 1,403 159
Magellan Financial Group, Ltd. - ADR 3,288 29
Medibank Pvt, Ltd. 114,309 257
National Australia Bank, Ltd. - ADR 8,328 157
Rio Tinto, Ltd. - ADR 1,934 139
South32, Ltd. Class B 158,088 436
Wesfarmers, Ltd.(Æ) 3,132 91
Westpac Banking Corp. 11,123 150
Woodside Energy Group, Ltd. 6,442 141
Woodside Energy Group, Ltd.(Æ) 5,534 117
6,457
Austria - 0.4%
Erste Group Bank AG 32,746 831
Mondi PLC 17,109 304
1,135
Belgium - 0.3%
Ageas SA 11,060 488
Etablissements Franz Colruyt NV 5,680 154
KBC Groep NV 1,407 79
UCB SA 960 81
802
Bermuda - 0.0%
VEON, Ltd.(Æ) 134,442 62
Brazil - 0.8%
Ambev SA 455,900 1,168
Atacadao SA 30,200 96
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 66,400 535
Telefonica Brasil SA 49,319 443
Ultrapar Participacoes SA 83,200 196
2,438
Canada - 4.6%
Agnico Eagle Mines, Ltd. 1,706 78
Alimentation Couche-Tard, Inc. 3,568 139
ARC Resources, Ltd. 21,202 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
B2Gold Corp. 80,860 274
Bank of Montreal 2,496 240
Bank of Nova Scotia (The) 5,649 334
Barrick Gold Corp. 32,708 578
CAE, Inc.(Æ) 83,015 2,047
Cameco Corp. Class A 15,323 322
Canadian Imperial Bank of Commerce 3,336 162
Canadian National Railway Co. 14,564 1,638
CGI Group, Inc.(Æ) 1,863 148
Dollarama, Inc. 10,476 603
Emera, Inc. 1,665 78
Enbridge, Inc. 8,919 377
George Weston, Ltd. 1,055 123
Great-West Lifeco, Inc. 3,162 77
iA Financial Corp., Inc. 1,405 70
Kinross Gold Corp. 67,247 241
Loblaw Cos., Ltd. 2,236 202
Metro, Inc. Class A 5,571 299
National Bank of Canada 4,041 265
Open Text Corp. 2,344 89
Royal Bank of Canada - GDR 18,544 1,796
Stantec, Inc. 10,911 478
Sun Life Financial, Inc. 24,322 1,114
TC Energy Corp.(Æ) 5,675 294
TELUS Corp. 8,789 196
Thomson Reuters Corp.(Æ) 1,222 127
Toronto-Dominion Bank (The) 23,758 1,558
14,214
China - 1.8%
Alibaba Group Holding, Ltd.(Æ) 77,200 1,101
Dongfeng Motor Group Co., Ltd. Class H 626,000 476
Tencent Holdings, Ltd. 57,284 2,602
Trip.com Group, Ltd. - ADR(Æ) 26,270 721
Wilmar International, Ltd. 176,300 513
5,413
Denmark - 1.1%
AP Moller - Maersk A/S Class B 323 759
Carlsberg A/S Class B 1,393 178
Chr Hansen Holding A/S 1,924 140
Coloplast A/S Class B 975 111
Danske Bank A/S 42,174 598
DSV A/S 5,143 720
Novo Nordisk A/S Class B 5,294 588
Novozymes A/S Class B 1,505 91
Tryg A/S 3,314 74
3,259
Finland - 1.8%
Elisa OYJ 8,413 473
Kone OYJ Class B 12,150 581
Neste OYJ 1,690 75
Nokia OYJ 490,385 2,284
Nordea Bank Abp 21,407 189
Orion OYJ Class B 1,887 84
Sampo OYJ Class A 14,622 637

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UPM-Kymmene OYJ 23,472 718
Wartsila OYJ Abp Class B 44,784 349
5,390
France - 8.5%
Accor SA(Æ) 41,080 1,128
Air Liquide SA Class A 1,798 243
Airbus Group SE 7,900 776
Amundi SA(Þ) 13,696 758
AXA SA 45,410 1,032
BNP Paribas SA 14,317 682
Bouygues SA - ADR 16,761 518
Bureau Veritas SA 24,489 628
Capgemini SE 3,767 651
Carrefour SA(Ñ) 28,444 505
Cie de Saint-Gobain SA 18,147 788
Danone SA 2,699 152
Dassault Aviation SA 2,196 343
Dassault Systemes SE 2,279 84
Edenred 2,958 140
Eiffage SA 1,346 122
Engie SA 71,764 833
Euroapi SA(Æ) 823 13
Gecina SA(ö) 699 66
Hermes International 176 199
Legrand SA - ADR 1,065 79
L'Oreal SA 3,739 1,292
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,810 2,352
Michelin (CGDE) 49,933 1,373
Orange SA - ADR 74,138 872
Pernod Ricard SA 936 173
Publicis Groupe SA - ADR 18,065 892
Remy Cointreau SA 591 104
Renault SA(Æ) 14,776 374
Rexel SA Class H(Æ) 146,163 2,251
Sanofi - ADR 19,740 1,996
Schneider Electric SE 7,657 907
SCOR SE - ADR 26,641 573
SEB SA 673 65
Societe Generale SA 26,038 571
Teleperformance - GDR 506 156
TotalEnergies SE 38,193 2,013
Vinci SA 2,561 230
Vivendi SE - ADR 17,094 174
26,108
Germany - 4.4%
adidas AG 7,680 1,358
Allianz SE 1,463 279
BASF SE 25,724 1,119
Beiersdorf AG 1,398 143
Brenntag SE 2,346 153
CECONOMY AG 49,527 138
Continental AG 6,637 463
Covestro AG(Þ) 42,641 1,474
Daimler Truck Holding AG(Æ) 19,126 499
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Boerse AG 5,411 905
Deutsche Telekom AG 18,000 357
E.ON SE 16,754 141
Fresenius Medical Care AG & Co. 27,748 1,386
Fresenius SE & Co. KGaA 23,920 725
Hannover Rueck SE 3,132 454
HeidelbergCement AG 12,026 578
Henkel AG & Co. KGaA 1,723 105
Infineon Technologies AG - ADR 19,987 484
LEG Immobilien SE 1,567 130
Mercedes-Benz Group AG 7,426 430
Muenchener Rueckversicherungs-
Gesellschaft AG 3,841 903
SAP SE - ADR 2,452 223
Siemens AG 5,640 574
Symrise AG 1,220 133
Vonovia SE 2,792 86
Zalando SE(Æ)(Þ) 12,938 338
13,578
Hong Kong - 3.5%
AIA Group, Ltd. 265,808 2,919
CK Asset Holdings, Ltd. 114,049 808
CK Hutchison Holdings, Ltd. Class B 13,313 91
CK Infrastructure Holdings, Ltd. 7,500 46
CLP Holdings, Ltd. 98,000 814
Galaxy Entertainment Group, Ltd. 252,000 1,508
Hang Seng Bank, Ltd. 34,400 608
Hong Kong Exchanges & Clearing, Ltd. 10,000 499
Link Real Estate Investment Trust(ö) 17,200 140
Power Assets Holdings, Ltd. 65,500 413
Sun Hung Kai Properties, Ltd. 11,500 136
Techtronic Industries Co., Ltd. 225,271 2,355
WH Group, Ltd.(Þ) 290,500 225
Xinyi Glass Holdings, Ltd. 74,000 178
10,740
India - 1.4%
Canara Bank 95,649 220
Housing Development Finance Corp.,
Ltd. 105,884 2,918
Oil & Natural Gas Corp., Ltd. 109,584 210
Reliance Industries, Ltd. - GDR(Æ)(Þ) 12,031 784
Zee Entertainment Enterprises, Ltd. 27,087 74
4,206
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 1,189,600 635
Ireland - 4.5%
Accenture PLC Class A 9,777 2,715
AIB Group PLC 128,535 293
Allegion PLC 20,273 1,985
Aon PLC Class A 6,316 1,703
Bank of Ireland Group PLC 180,721 1,142
CRH PLC 2,291 79
Flutter Entertainment PLC(Æ) 5,517 554

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
James Hardie Industries PLC 15,048 330
Kerry Group PLC Class A 18,136 1,737
Linde PLC 9,489 2,724
Ryanair Holdings PLC - ADR(Æ) 6,937 467
13,729
Israel - 0.2%
Bank Hapoalim BM 14,903 125
Bank Leumi Le-Israel BM 12,839 115
Check Point Software Technologies, Ltd.
(Æ) 1,425 173
Israel Discount Bank, Ltd. Class A 18,095 95
Mizrahi Tefahot Bank, Ltd. 2,374 79
587
Italy - 1.7%
Assicurazioni Generali SpA 43,552 698
BPER Banca 143,561 236
Davide Campari-Milano NV(Æ) 67,623 714
Enel SpA 166,065 913
Eni SpA - ADR 79,867 949
FinecoBank Banca Fineco SpA 18,788 226
Moncler SpA 9,504 411
Recordati SpA 1,796 78
Snam Rete Gas SpA 27,986 147
Terna Rete Elettrica Nazionale SpA 4,731 37
UniCredit SpA 73,502 705
5,114
Japan - 18.7%
Ajinomoto Co., Inc. 6,400 156
Alfresa Holdings Corp. 15,500 208
Alps Alpine Co., Ltd. 25,300 257
Astellas Pharma, Inc. 59,000 919
Benesse Holdings, Inc. 3,100 50
Bridgestone Corp. 16,100 588
Brother Industries, Ltd. 8,600 151
Canon, Inc. 43,500 990
Casio Computer Co., Ltd. 6,000 56
Concordia Financial Group, Ltd. 34,900 121
Dai-ichi Life Holdings, Inc. 33,750 623
Daiichi Sankyo Co., Ltd. 28,900 730
Daito Trust Construction Co., Ltd. 3,000 259
Daiwa House Industry Co., Ltd. 7,500 175
Daiwa House REIT Investment Corp.(ö) 26 59
Daiwa Securities Group, Inc. 29,000 130
DeNA Co., Ltd. 19,800 276
Eisai Co., Ltd. 8,640 365
Fuji Media Holdings, Inc. 12,900 109
FUJIFILM Holdings Corp. 2,000 107
Fukuoka Financial Group, Inc. 28,500 514
Hino Motors, Ltd. 64,900 334
Honda Motor Co., Ltd. 102,400 2,478
Iida Group Holdings Co., Ltd. 27,100 417
Inpex Corp. 42,700 461
Isuzu Motors, Ltd. 150,400 1,658
ITOCHU Corp. 9,000 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Airlines Co., Ltd.(Æ) 27,300 478
Japan Exchange Group, Inc. 22,000 318
Japan Post Bank Co., Ltd. Class A 4,600 36
Japan Post Holdings Co., Ltd. 33,900 242
Japan Real Estate Investment Corp.(ö) 13 60
Japan Tobacco, Inc. 64,500 1,116
JGC Holdings Corp. 35,000 455
Kajima Corp. 9,000 103
Kamigumi Co., Ltd. 14,900 289
Kansai Electric Power Co., Inc. (The) 18,000 178
Kao Corp. 20,300 819
KDDI Corp. 40,000 1,265
Keyence Corp. 4,700 1,608
Kirin Holdings Co., Ltd. 28,100 443
Komatsu, Ltd. 79,400 1,768
Kyocera Corp. 17,900 958
Lion Corp. 7,900 87
Makita Corp. 11,300 282
McDonald's Holdings Co. Japan, Ltd. 5,200 189
Medipal Holdings Corp. 13,000 183
MEIJI Holdings Co., Ltd. 10,500 516
Menicon Co., Ltd. 57,500 1,322
Mitsubishi Corp. 6,200 184
Mitsubishi Electric Corp. 68,400 732
Mitsubishi Estate Co., Ltd. 43,200 627
Mitsubishi Heavy Industries, Ltd. 9,900 347
Mitsubishi Motors Corp.(Æ) 65,200 221
Mitsubishi UFJ Financial Group, Inc. 187,300 1,002
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 45,800 211
Mitsui & Co., Ltd. 21,200 468
Mizuho Financial Group, Inc. 10,800 123
MS&AD Insurance Group Holdings, Inc. 35,900 1,101
Murata Manufacturing Co., Ltd. 8,800 477
Nidec Corp. 8,300 513
Nikon Corp. 28,100 325
Nintendo Co., Ltd. 1,710 739
Nippon Building Fund, Inc.(ö) 24 119
Nippon Prologis, Inc.(Æ)(ö) 23 57
Nippon Telegraph & Telephone Corp. 6,306 181
Nippon Television Holdings, Inc. 21,200 189
Nissan Motor Co., Ltd. 102,700 400
Nitori Holdings Co., Ltd. 600 57
Nitto Denko Corp. 5,800 376
Nomura Holdings, Inc. 50,800 186
Obayashi Corp. 11,200 81
Oji Holdings Corp. 40,700 176
Ono Pharmaceutical Co., Ltd. 52,200 1,340
ORIX Corp. 1,200 20
Orix JREIT, Inc.(ö) 47 64
Osaka Gas Co., Ltd. 9,800 188
Otsuka Corp. 3,600 106
Otsuka Holdings Co., Ltd. 23,200 824
Panasonic Holdings Corp. 117,000 946
Pigeon Corp. 4,700 65
Resona Holdings, Inc. 367,500 1,377
SCSK Corp. 2,200 37

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Secom Co., Ltd. 2,600 161
Sekisui Chemical Co., Ltd. 15,700 215
Sekisui House, Ltd. 12,800 224
Seven & i Holdings Co., Ltd. 5,300 205
Shimamura Co., Ltd. 5,800 509
Shimizu Corp. 19,500 108
Shin-Etsu Chemical Co., Ltd. 19,735 2,229
Shiseido Co., Ltd. 27,300 1,097
Shizuoka Bank, Ltd. (The) 13,000 78
SMC Corp. 1,000 446
SoftBank Group Corp. 11,500 128
Sohgo Security Services Co., Ltd. 5,100 142
Sony Group Corp. 8,410 687
Stanley Electric Co., Ltd. 14,500 238
Subaru Corp. 34,300 610
Sumitomo Electric Industries, Ltd. 46,600 515
Sumitomo Heavy Industries, Ltd. 14,200 314
Sumitomo Mitsui Financial Group, Inc. 33,800 1,004
Sumitomo Mitsui Trust Holdings, Inc. 24,200 746
Sumitomo Rubber Industries, Ltd. 21,900 187
Suntory Beverage & Food, Ltd. 2,100 79
T&D Holdings, Inc. 94,900 1,134
Taiheiyo Cement Corp. 14,200 211
Taisei Corp. 4,100 128
Takeda Pharmaceutical Co., Ltd. 48,900 1,374
THK Co., Ltd. 18,700 352
Tokio Marine Holdings, Inc. 2,500 146
Tokyo Electron, Ltd. 3,700 1,200
Tokyo Gas Co., Ltd. 9,600 199
Toray Industries, Inc. 129,200 725
Toyota Industries Corp. 13,100 812
Toyota Motor Corp. 27,800 428
Trend Micro, Inc. 6,100 297
Tsuruha Holdings, Inc. 4,400 239
USS Co., Ltd. 8,100 140
Yakult Honsha Co., Ltd. 1,300 75
Yamaha Motor Co., Ltd. 20,200 370
Yamato Holdings Co., Ltd. 27,600 441
57,201
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 10,297 234
Eurofins Scientific SE 13,735 1,086
RTL Group SA 6,660 278
1,598
Malaysia - 0.1%
CIMB Group Holdings BHD 284,410 320
Mexico - 0.6%
America Movil SAB de CV Class L
- ADR 9,965 204
Grupo Televisa SAB - ADR 205,072 1,677
1,881
Netherlands - 4.8%
ABN AMRO Bank NV(Þ) 40,611 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Adyen NV(Æ)(Þ) 324 476
Akzo Nobel NV 6,660 440
ASML Holding NV 2,509 1,211
Euronext NV(Þ) 1,693 139
Ferrari NV 3,512 648
Heineken Holding NV 1,598 117
Heineken NV 31,774 2,909
ING Groep NV 193,615 1,921
Koninklijke Ahold Delhaize NV 7,662 200
Koninklijke DSM NV 358 52
Koninklijke KPN NV 90,187 322
Koninklijke Philips NV 16,866 366
NN Group NV 2,396 110
PostNL NV - ADR 55,011 168
Randstad NV 31,192 1,521
Shell PLC 95,292 2,486
Universal Music Group NV 47,460 959
Wolters Kluwer NV 1,740 169
14,671
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 78,108 973
Spark New Zealand, Ltd. 67,788 203
1,176
Norway - 0.5%
DNB Bank ASA 6,002 108
Gjensidige Forsikring ASA 3,802 77
Mowi ASA 23,919 546
Norsk Hydro ASA 13,400 76
Orkla ASA 43,997 352
Telenor ASA 15,024 200
Yara International ASA 2,286 96
1,455
Portugal - 0.1%
Energias de Portugal SA 7,648 36
Jeronimo Martins SGPS SA 6,794 147
183
Russia - 0.0%
Gazprom PJSC - ADR(Š) 57,199 —
Lukoil PJSC - ADR(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 0.4%
DBS Group Holdings, Ltd. 32,409 693
Oversea-Chinese Banking Corp., Ltd. 15,292 126
Singapore Exchange, Ltd. 7,900 54
Singapore Technologies Engineering,
Ltd. 21,600 64
United Overseas Bank, Ltd. 6,400 121
Venture Corp., Ltd. 20,800 249
1,307

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Africa - 0.1%
MTN Group, Ltd. 12,114 98
Old Mutual, Ltd. 353,626 241
339
South Korea - 1.7%
Coway Co., Ltd. 7,405 365
Hankook Tire & Technology Co., Ltd. 9,991 254
Hyundai Mobis Co., Ltd. 2,747 421
KB Financial Group, Inc. 16,646 618
KT Corp. - ADR 47,852 668
LG Energy Solution, Ltd.(Æ) 893 256
POSCO Holdings, Inc. 4,315 768
Samsung Electronics Co., Ltd. 14,466 634
Shinhan Financial Group Co., Ltd. 43,394 1,241
5,225
Spain - 2.1%
Amadeus IT Group SA Class A(Æ) 19,195 1,078
CaixaBank SA 498,013 1,734
Cellnex Telecom SA(Þ) 39,894 1,555
Enagas SA 6,702 148
Endesa SA - ADR 16,318 308
Iberdrola SA 30,886 320
Industria de Diseno Textil SA 42,187 955
Red Electrica Corp. SA 9,691 183
Telefonica SA - ADR 27,730 141
6,422
Sweden - 2.0%
Assa Abloy AB Class B 35,058 750
Atlas Copco AB(Æ) 30,444 285
Boliden AB(Æ) 14,255 453
Essity Aktiebolag Class B 8,098 211
Hexagon AB(Æ) 109,643 1,140
Investor AB Class B 5,909 97
Kinnevik AB Class B(Æ) 2,854 46
Sandvik AB 71,060 1,154
Securitas AB Class B 9,746 85
Skandinaviska Enskilda Banken AB
Class A 10,055 99
Skanska AB Class B 4,372 67
SKF AB Class B 30,696 452
Svenska Handelsbanken AB Class A 12,929 111
Swedbank AB Class A 4,857 61
Swedish Match AB 99,555 1,017
6,028
Switzerland - 9.5%
ABB, Ltd. 22,232 594
Adecco Group AG 20,614 701
Alcon, Inc. 8,908 622
Baloise Holding AG 608 100
Barry Callebaut AG 32 72
Chocoladefabriken Lindt & Spruengli
AG 15 247
Cie Financiere Richemont SA Class A 6,616 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Credit Suisse Group AG Class A 83,144 473
EMS-Chemie Holding AG 340 253
Geberit AG 193 93
Givaudan SA 37 131
Glencore PLC(Æ) 82,979 450
Julius Baer Group, Ltd. 18,899 873
Kuehne & Nagel International AG 320 76
LafargeHolcim, Ltd.(Æ) 21,666 928
Lonza Group AG 1,144 610
Nestle SA 43,533 5,107
Novartis AG 42,375 3,585
Partners Group Holding AG 1,407 1,269
Roche Holding AG 10,264 3,436
Schindler Holding AG 827 150
SGS SA 294 673
Sika AG 608 140
Swatch Group AG (The) Class B 1,793 425
Swiss Life Holding AG 189 92
Swiss Prime Site AG Class A 1,844 162
Swisscom AG 1,574 871
UBS Group AG 319,395 5,157
Zurich Insurance Group AG 2,500 1,088
29,083
Taiwan - 2.3%
Catcher Technology Co., Ltd. 76,513 427
Hon Hai Precision Industry Co., Ltd. 680,184 2,488
MediaTek, Inc. 20,000 436
Taiwan Semiconductor Manufacturing
Co., Ltd. 107,000 1,704
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 24,215 1,980
7,035
Thailand - 0.3%
Kasikornbank PCL 183,600 783
Turkey - 0.1%
Turk Telekomunikasyon AS 230,967 122
Turkcell Iletisim Hizmetleri AS 150,487 146
268
United Kingdom - 11.5%
Allfunds Group PLC 22,831 176
Anglo American PLC 40,255 1,437
AstraZeneca PLC 12,507 1,639
Aviva PLC(Æ) 108,723 531
Babcock International Group PLC(Æ) 73,961 279
BAE Systems PLC 68,447 692
Barclays PLC 310,912 582
Barratt Developments PLC 13,355 74
Berkeley Group Holdings PLC(Æ) 6,373 289
BP PLC 316,952 1,493
British American Tobacco PLC 304 13
British Land Co. PLC (The)(ö) 52,154 284
BT Group PLC 309,294 702
Centrica PLC(Æ) 277,283 272

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Compass Group PLC 64,595 1,322
Croda International PLC(Æ) 1,764 139
Diageo PLC 25,269 1,090
Direct Line Insurance Group PLC 51,660 158
easyJet PLC(Æ) 76,177 341
Endeavour Mining PLC 12,698 263
Experian PLC 7,454 219
Ferguson PLC 621 70
GlaxoSmithKline PLC - ADR 14,663 315
Halma PLC 3,228 80
HSBC Holdings PLC 287,491 1,876
Intermediate Capital Group PLC(Æ) 35,112 560
Intertek Group PLC 2,244 115
J Sainsbury PLC 669,474 1,663
John Wood Group PLC(Æ) 326,364 620
Johnson Matthey PLC 2,355 55
Kingfisher PLC 88,472 263
Land Securities Group PLC(ö) 34,795 281
Legal & General Group PLC 40,525 118
Lloyds Banking Group PLC 177,653 92
Marks & Spencer Group PLC(Æ) 74,307 123
NatWest Group PLC 208,347 554
Persimmon PLC Class A 12,329 280
Reckitt Benckiser Group PLC 9,842 739
RELX PLC 10,932 295
Rio Tinto PLC 19,126 1,144
Sage Group PLC (The) 14,612 113
Scottish & Southern Energy PLC 10,967 217
Segro PLC(ö) 55,749 663
Shell PLC 91,876 2,383
Smith & Nephew PLC 43,573 609
Spirax-Sarco Engineering PLC 668 80
St. James's Place PLC 29,413 395
Standard Chartered PLC 259,910 1,961
Taylor Wimpey PLC 46,913 67
TechnipFMC PLC(Æ) 124,754 840
Tesco PLC 460,198 1,431
Travis Perkins PLC 76,186 904
Unilever PLC 27,199 1,238
United Utilities Group PLC 5,357 67
Vodafone Group PLC 623,724 962
Wausau Paper Corp. 74,622 750
Weir Group PLC (The) 82,803 1,374
35,292
United States - 0.6%
Amdocs, Ltd. 10,712 893
Lululemon Athletica, Inc.(Æ) 2,256 615
Schlumberger, Ltd. 10,938 391
1,899
Total Common Stocks
(cost $319,527) 286,089
Preferred Stocks - 1.6%
Germany - 1.1%
Henkel AG & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.034% (Ÿ) 9,097 560
Porsche Automobil Holding SE
3.681% (Ÿ) 959 63
Sartorius AG
0.331% (Ÿ) 2,987 1,043
Volkswagen AG
5.426% (Ÿ) 12,099 1,617
3,283
South Korea - 0.5%
Samsung Electronics Co., Ltd.
1.929% (Ÿ) 40,508 1,625
Total Preferred Stocks
(cost $5,942) 4,908
Warrants and Rights - 0.0%
Australia - 0.0%
Magellan Financial Group, Ltd. (Æ)
2027 Warrants  411 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 9,376,449 (∞) 9,373
Total Short-Term Investments
(cost $9,373) 9,373
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 507,870 (∞) 508
Total Other Securities
(cost $508) 508
Total Investments - 98.5%
(identified cost $335,350) 300,878
Other Assets and Liabilities, Net
- 1.5%
4,708
Net Assets - 100.0%
305,586

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.0%
ABN AMRO Bank NV 10/03/19 EUR 40,611 17.41 707
457
Adyen NV 07/25/19 EUR 324 946.15 307
476
Amundi SA 02/21/19 EUR 13,696 64.95 890
758
Cellnex Telecom SA 08/07/17 EUR 39,894 41.94 1,673
1,555
Covestro AG 08/15/19 EUR 42,641 45.20 1,928
1,474
Euronext NV 04/29/22 EUR 1,693 81.03 137
139
Reliance Industries, Ltd. 10/21/20 12,031 58.25 701
784
WH Group, Ltd. 06/26/19 HKD 290,500 0.83 241
225
Zalando SE 12/12/19 EUR 12,938 49.95 646 338
6,206
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 10 EUR 1,318 07/22
3
CAC 40 Euro Index Futures 55 EUR 3,253 07/22
(58)
Dow Jones Index Futures 7 EUR 2,235 09/22
(95)
EURO STOXX 50 Index Futures 53 EUR 1,824 09/22
(35)
FTSE 100 Index Futures 38 GBP 2,706 09/22
(28)
FTSE/MIB Index Futures 7 EUR 742 09/22
(17)
Hang Seng Index Futures 3 HKD 3,262 07/22
(6)
IBEX 35 Index Futures 10 EUR 804 07/22
(6)
MSCI Singapore Index Futures 6 SGD 168 07/22
(5)
OMXS30 Index Futures 43 SEK 8,043 07/22
(29)
S&P/TSX 60 Index Futures 94 CAD 21,479 09/22
(1,083)
SPI 200 Index Futures 94 AUD 15,183 09/22
(292)
TOPIX Index Futures 26 JPY 486,330 09/22 (132)
Short Positions
MSCI Emerging Markets Index Futures 483 USD 24,215 09/22
101
S&P 500 E-Mini Index Futures 51 USD 9,663 09/22 151
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,531)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,792 AUD 3,865 09/21/22 (122)
Bank of America USD 4,703 CAD 5,894 09/21/22 (124)
Bank of America USD 794 DKK 5,470 09/21/22 (19)
Bank of America USD 803 GBP 639 09/21/22 (24)
Bank of America USD 30 JPY 4,121 07/01/22 —
Bank of America USD 1,722 JPY 229,485 09/21/22 (21)
Bank of America USD 804 SEK 7,844 09/21/22 (35)
Bank of America CHF 1,274 USD 1,315 09/21/22 (27)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America GBP 76 USD 93 07/01/22 —
Bank of America JPY 41,372 USD 305 07/01/22 —
HSBC USD 2,789 AUD 3,865 09/21/22 (120)
HSBC USD 4,698 CAD 5,894 09/21/22 (118)
HSBC USD 794 DKK 5,470 09/21/22 (19)
HSBC USD 802 GBP 639 09/21/22 (23)
HSBC USD 1,723 JPY 229,485 09/21/22 (22)
HSBC USD 804 SEK 7,844 09/21/22 (35)
HSBC CHF 1,274 USD 1,316 09/21/22 (26)
JPMorgan Chase USD 2,792 AUD 3,865 09/21/22 (122)
JPMorgan Chase USD 4,702 CAD 5,894 09/21/22 (122)
JPMorgan Chase USD 794 DKK 5,470 09/21/22 (19)
JPMorgan Chase USD 803 GBP 639 09/21/22 (24)
JPMorgan Chase USD 1,725 JPY 229,485 09/21/22 (24)
JPMorgan Chase USD 805 SEK 7,844 09/21/22 (36)
JPMorgan Chase CHF 1,274 USD 1,316 09/21/22 (26)
Royal Bank of Canada USD 2,788 AUD 3,865 09/21/22 (119)
Royal Bank of Canada USD 4,701 CAD 5,894 09/21/22 (121)
Royal Bank of Canada USD 794 DKK 5,470 09/21/22 (19)
Royal Bank of Canada USD 802 GBP 639 09/21/22 (23)
Royal Bank of Canada USD 1,719 JPY 229,485 09/21/22 (18)
Royal Bank of Canada USD 805 SEK 7,844 09/21/22 (36)
Royal Bank of Canada AUD 1,226 USD 851 09/21/22 4
Royal Bank of Canada CAD 1,439 USD 1,113 09/21/22 (5)
Royal Bank of Canada CHF 1,274 USD 1,314 09/21/22 (28)
Royal Bank of Canada EUR 1,871 USD 1,990 09/21/22 18
Royal Bank of Canada JPY 86,912 USD 642 09/21/22 (2)
Royal Bank of Canada SEK 1,739 USD 173 09/21/22 3
State Street USD 2,421 EUR 2,246 09/21/22 (54)
State Street USD 1,158 NOK 10,950 09/21/22 (45)
State Street HKD 2,630 USD 336 09/21/22 —
Toronto Dominion Bank USD 2,793 AUD 3,865 09/21/22 (122)
Toronto Dominion Bank USD 4,704 CAD 5,894 09/21/22 (123)
Toronto Dominion Bank USD 794 DKK 5,470 09/21/22 (19)
Toronto Dominion Bank USD 803 GBP 639 09/21/22 (24)
Toronto Dominion Bank USD 1,722 JPY 229,485 09/21/22 (22)
Toronto Dominion Bank USD 805 SEK 7,844 09/21/22 (36)
Toronto Dominion Bank CHF 1,274 USD 1,315 09/21/22 (27)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,926)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 56 $ — $ —
$ —
$ 56 — *
Australia 117 6,340 —
—
6,457 2 .1
Austria — 1,135 —
—
1,135 0 .4
Belgium — 802 —
—
802 0 .3
Bermuda 62 — —
—
62 — *
Brazil 2,438 — —
—
2,438 0 .8
Canada 14,214 — —
—
14,214 4 .6
China 721 4,692 —
—
5,413 1 .8
Denmark — 3,259 —
—
3,259 1 .1
Finland — 5,390 —
—
5,390 1 .8
France 13 26,095 —
—
26,108 8 .5
Germany — 13,578 —
—
13,578 4 .4
Hong Kong — 10,740 —
—
10,740 3 .5
India — 4,206 —
—
4,206 1 .4
Indonesia — 635 —
—
635 0 .2
Ireland 6,870 6,859 —
—
13,729 4 .5
Israel 173 414 —
—
587 0 .2
Italy — 5,114 —
—
5,114 1 .7
Japan — 57,201 —
—
57,201 18 .7
Luxembourg — 1,598 —
—
1,598 0 .5
Malaysia — 320 —
—
320 0 .1
Mexico 1,881 — —
—
1,881 0 .6
Netherlands — 14,671 —
—
14,671 4 .8
New Zealand — 1,176 —
—
1,176 0 .4
Norway — 1,455 —
—
1,455 0 .5
Portugal — 183 —
—
183 0 .1
Russia — — —
—
— —
Singapore — 1,307 —
—
1,307 0 .4
South Africa — 339 —
—
339 0 .1
South Korea 668 4,557 —
—
5,225 1 .7
Spain — 6,422 —
—
6,422 2 .1
Sweden — 6,028 —
—
6,028 2 .0
Switzerland — 29,083 —
—
29,083 9 .5
Taiwan 1,980 5,055 —
—
7,035 2 .3
Thailand — 783 —
—
783 0 .3
Turkey — 268 —
—
268 0 .1
United Kingdom 1,103 34,189 —
—
35,292 11 .5
United States 1,508 391 —
—
1,899 0 .6
Preferred Stocks — 4,908 — — 4,908 1 .6

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Warrants and Rights — — — — — —
Short-Term Investments — — — 9,373 9,373 3 .1
Other Securities — — — 508 508 0 .2
Total Investments 31,804 259,193 — 9,881 300,878 98 .5
Other Assets and Liabilities, Net
1 .5
100 .0
Other Financial Instruments
Assets
Futures Contracts 255 — — — 255 0 .1
Foreign Currency Exchange Contracts — 25 — — 25 — *
A
Liabilities
Futures Contracts (1,786) — — — (1,786) (0 .6)
Foreign Currency Exchange Contracts — (1,951) — — (1,951) (0 .6)
Total Other Financial Instruments
**
$ (1,531) $ (1,926) $ — $ — $ (3,457)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2022, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
44,913
Consumer Staples ...................................................................
21,006
Energy ....................................................................................
14,475
Financial Services ...................................................................
69,731
Health Care .............................................................................
26,178
Materials and Processing ........................................................
28,817
Producer Durables ..................................................................
38,324
Technology ..............................................................................
28,090
Utilities ...................................................................................
14,555
Preferred Stocks
Consumer Discretionary ..........................................................
1,679
Consumer Staples ...................................................................
560
Technology ..............................................................................
2,669

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Warrants and Rights ....................................................................
—
Short-Term Investments ................................................................
9,373
Other Securities ...........................................................................
508
Total Investments .................................................................... 300,878

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 25
Variation margin on futures contracts* 255 —
Total
$ 255 $ 25
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,786 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,951
Total
$ 1,786 $ 1,951
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,362 $ —
Foreign currency exchange contracts — (2,058)
Total
$ 4,362 $ (2,058)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,621) $ —
Foreign currency exchange contracts — (2,148)
Total
$ (2,621) $ (2,148)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 479 $ — $ 479
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 25 — 25
Total Financial and Derivative Assets
504 — 504
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 504 $ — $ 504
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 479 $ — $ 479 $ —
Royal Bank of Canada
25 25 — —
Total
$ 504 $ 25 $ 479 $ —

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,951 $ — $ 1,951
Total Financial and Derivative Liabilities
1,951 — 1,951
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,951 $ — $ 1,951
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 371 $ — $ — $ 371
HSBC 363 — — 363
JPMorgan Chase 373 — — 373
Royal Bank of Canada 371 25 — 346
State Street 99 — — 99
Toronto Dominion Bank 374 — — 374
Total
$ 1,951 $ 25 $ — $ 1,926
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 335,350
Investments, at fair value(*)(>) ......................................................................................................................................................
300,878
Foreign currency holdings(^) ......................................................................................................................................................... 841
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 25
Receivables:
Dividends and interest ....................................................................................................................................................... 599
Dividends from affiliated funds .......................................................................................................................................... 9
Investments sold ................................................................................................................................................................ 413
Fund shares sold ................................................................................................................................................................ 326
Foreign capital gains taxes recoverable ............................................................................................................................. 1,135
From broker(a) ................................................................................................................................................................... 6,155
Prepaid expenses ........................................................................................................................................................................... 3
Total assets .................................................................................................................................................
310,384
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 423
Fund shares redeemed ....................................................................................................................................................... 16
Accrued fees to affiliates .................................................................................................................................................... 246
Other accrued expenses ..................................................................................................................................................... 125
Variation margin on futures contracts ................................................................................................................................. 1,528
Deferred capital gains tax liability ..................................................................................................................................... 1
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,951
Payable upon return of securities loaned ....................................................................................................................................... 508
Total liabilities .............................................................................................................................................
4,798
Net Assets ............................................................................................................................................................
$ 305,586

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (35,430)
Shares of beneficial interest ...........................................................................................................................................................
304
Additional paid-in capital ..............................................................................................................................................................
340,712
Net Assets ............................................................................................................................................................
$ 305,586
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 10.05
Net assets ............................................................................................................................................................................... $ 305,586,217
Shares outstanding ($.01 par value) ....................................................................................................................................... 30,411,330
Amounts in thousands
(^)     Foreign currency holdings - cost $ 853
(*)     Securities on loan included in investments $ 479
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 9,881
(a)     Receivable from Broker for Futures $ 6,155
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,633
Dividends from affiliated funds ......................................................................................................................................... 22
Securities lending income (net) ......................................................................................................................................... 21
Less foreign taxes withheld ............................................................................................................................................... (790)
Total investment income ...............................................................................................................................................................
6,886
Expenses
Advisory fees .................................................................................................................................................................... 1,554
Administrative fees ........................................................................................................................................................... 86
Custodian fees ................................................................................................................................................................... 75
Transfer agent fees ............................................................................................................................................................ 8
Professional fees ............................................................................................................................................................... 50
Trustees’ fees .................................................................................................................................................................... 8
Printing fees ...................................................................................................................................................................... 16
Miscellaneous ................................................................................................................................................................... 6
Expenses before reductions .............................................................................................................................................. 1,803
Expense reductions ........................................................................................................................................................... (3 4 )
Net expenses .................................................................................................................................................................................
1, 769
Net investment income (loss) ........................................................................................................................................................
5, 117
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes of $14) ...................................................................................................... 55
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,362
Foreign currency exchange contracts ................................................................................................................................ (2,058)
Foreign currency-related transactions ............................................................................................................................... (206)
Net realized gain (loss) ..................................................................................................................................................................
2,152
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes of $9) .................................................................. (69,665)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (2,621)
Foreign currency exchange contracts ................................................................................................................................ (2,148)
Foreign currency-related transactions ............................................................................................................................... (68)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (74,501)
Net realized and unrealized gain (loss) ......................................................................................................................................... (72,349)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (67, 232 )

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5, 117 $ 6,906
Net realized gain (loss) ...................................................................................................................... 2,152 33,490
Net change in unrealized appreciation (depreciation) ....................................................................... (74,501) 8,198
Net increase (decrease) in net assets from operations ............................................................................. (67, 232 ) 48,594
Distributions
To shareholders ................................................................................................................................. (2, 966 ) (37,914)
Net decrease in net assets from distributions .......................................................................................... (2, 966 ) (37,914)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (1, 679 ) (28,735)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(71, 877 ) (18,055)
Net Assets
Beginning of period .................................................................................................................................
377,463 395,518
End of period ..........................................................................................................................................
$ 305, 586 $ 377,463
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 671 $ 7, 616 1,021 $ 13,580
Proceeds from reinvestment of distributions 245 2, 966 3,119 37,914
Payments for shares redeemed (1,056) (12, 261 ) (6,056) (80,229)
Total increase (decrease)
(140) $ (1, 679 ) (1,916) $ (28,735)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 12.35 .17 (2.37) (2.20) — (.10)
December 31, 2021 12.18 .23 1. 27 1. 50 (. 33 ) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —
December 31, 2018 13.12 .22 (2.11) (1.89) (.22) (.97)
December 31, 2017 11.15 .19 2.58 2.77 (.34) (.46)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(b)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(e)
%
Portfolio
Turnover Rate
(d)
(.10) 10.05 (17.96) 305,586 1.04 1.02 2.96 12
(1.33) 12.35 12.66 377,463 1. 04 1. 03 1. 78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72
(1.19) 10.04 (14.87) 357,596 1.08 1.08 1.76 65
(.80) 13.12 24.98 436,310 1.08 1.08 1.59 117

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 232,141
Administration fees 13,190
Transfer agent fees 1,161
$ 246,492
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 12,139 $ 47,887 $ 50,653 $ (1) $ 1 $ 9,373 $ 22 $ —
U.S. Cash Collateral Fund 473 17,708 17,673 — — 508 — —
$ 12,612 $ 65,595 $ 68,326 $ (1) $ 1 $ 9,881 $ 22 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 337,803,643 $ 14,773,980 $ (55,156,744) $ (40,382,764)

Russell Investment Funds
Strategic Bond Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Strategic Bond Fund 65
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 884 .80 $ 1,021 .52
Expenses Paid During Period* $ 3 .08 $ 3 .31
* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.1%
Asset-Backed Securities - 2.3%
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,715
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 812 770
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,504 1,378
Elmwood CLO 15, Ltd.
Series 2022-2A Class A1
1.981% due 04/22/35 (CME Term
SOFR 3 Month + 1.340%)(Ê)(Þ) 2,723 2,627
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
2.133% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,147 1,102
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 1,016 882
GoodLeap Sustainable Home Solutions
Trust
Series 2022-1GS Class A
2.700% due 01/20/49 (Þ) 935 837
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 550 555
MF1 LLC
Series 2022-FL9 Class A
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,931
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 460 437
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 2,234 2,074
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 495 448
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 1,991 1,887
20,643
Corporate Bonds and Notes - 19.5%
3M Co.
3.700% due 04/15/50 30 26
Abbott Laboratories
4.750% due 11/30/36 80 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.900% due 11/30/46 30 31
AbbVie, Inc.
3.600% due 05/14/25 60 59
Series WI
2.600% due 11/21/24 856 829
2.950% due 11/21/26 670 635
3.200% due 11/21/29 770 708
4.550% due 03/15/35 10 10
4.050% due 11/21/39 710 633
4.250% due 11/21/49 10 9
Air Lease Corp.
0.700% due 02/15/24 570 538
3.375% due 07/01/25 480 452
1.875% due 08/15/26 350 302
Aircastle , Ltd.
4.400% due 09/25/23 879 868
Alexandria Real Estate Equities, Inc.
3.450% due 04/30/25 840 827
2.000% due 05/18/32 210 166
3.000% due 05/18/51 150 101
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 837
Ally Financial, Inc.
8.000% due 11/01/31 554 606
Alphabet, Inc.
1.900% due 08/15/40 130 93
2.250% due 08/15/60 80 52
Altria Group, Inc.
4.400% due 02/14/26 112 110
4.800% due 02/14/29 40 38
2.450% due 02/04/32 560 422
10.200% due 02/06/39 22 29
3.400% due 02/04/41 460 304
5.375% due 01/31/44 643 547
3.875% due 09/16/46 70 47
Amazon.com, Inc.
2.100% due 05/12/31 350 300
3.600% due 04/13/32 120 116
2.500% due 06/03/50 140 99
3.100% due 05/12/51 210 165
3.950% due 04/13/52 50 46
Series WI
5.200% due 12/03/25 778 816
3.875% due 08/22/37 50 47
Ambac Assurance Corp.
5.100% due 12/31/99 (~)(Ê)(ƒ)(Þ) 1 1
American Airlines Group, Inc.
11.750% due 07/15/25 (Þ) 190 197
5.500% due 04/20/26 (Þ) 160 147
5.750% due 04/20/29 (Þ) 40 34
American Airlines, Inc. Pass-Through
Certificates Trust
Series 2017-1B Class B
4.950% due 02/15/25 174 161
American Express Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 80 65
American International Group, Inc.
4.750% due 04/01/48 40 37
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 861 769
American Tower Corp.
5.000% due 02/15/24 805 814
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 190 161
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 57
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 120 101
3.833% due 03/11/51 (Þ) 100 80
Amgen, Inc.
4.400% due 05/01/45 100 90
Series WI
4.663% due 06/15/51 50 47
Andeavor LLC
Series WI
5.125% due 12/15/26 225 223
Aon Corp.
8.205% due 01/01/27 172 182
Apache Corp.
7.750% due 12/15/29 30 32
4.750% due 04/15/43 80 62
4.250% due 01/15/44 120 87
Apple, Inc.
4.500% due 02/23/36 691 720
4.650% due 02/23/46 100 103
2.650% due 05/11/50 110 81
Ares Capital Corp.
3.250% due 07/15/25 914 845
AT&T, Inc.
3.800% due 02/15/27 150 147
6.950% due 01/15/28 450 491
1.650% due 02/01/28 200 173
4.300% due 02/15/30 70 68
4.500% due 05/15/35 150 143
4.350% due 06/15/45 26 23
3.300% due 02/01/52 10 7
3.500% due 02/01/61 220 160
Series WI
2.550% due 12/01/33 40 32
6.375% due 03/01/41 30 34
3.500% due 09/15/53 450 341
3.550% due 09/15/55 83 62
3.800% due 12/01/57 330 255
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 170 169
Bank of America Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.841% due 04/25/25 (SOFR +
1.110%)(Ê) 70 70
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 200 197
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 119
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 430 361
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 330 267
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 270 223
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 290 282
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 500 388
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 470 369
Series GMTN
3.500% due 04/19/26 80 78
Series MTN
4.000% due 01/22/25 45 45
4.450% due 03/03/26 30 30
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 110 106
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 472
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 200 175
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 870 695
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 90 65
5.000% due 01/21/44 555 545
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 27
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 330 284
Bank of America NA
Series BKNT
6.000% due 10/15/36 734 802
BankUnited , Inc.
4.875% due 11/17/25 280 283
Baxter International, Inc.
Series WI
0.868% due 12/01/23 936 898
Becton Dickinson and Co.
3.363% due 06/06/24 900 891
3.734% due 12/15/24 188 187
4.685% due 12/15/44 8 7
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 270 108
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 699 703

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Berkshire Hathaway, Inc.
3.125% due 03/15/26 684 670
Berry Global, Inc.
Series WI
0.950% due 02/15/24 949 899
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 350 308
Blackstone Holdings Finance Co. LLC
3.200% due 01/30/52 (Þ) 220 160
Blackstone Mortgage Trust, Inc.
5.500% due 03/15/27 100 91
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 688
Boeing Co. (The)
4.875% due 05/01/25 220 219
2.196% due 02/04/26 870 784
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 36
2.800% due 03/01/27 30 27
3.200% due 03/01/29 120 104
5.150% due 05/01/30 310 298
3.250% due 02/01/35 160 121
5.705% due 05/01/40 160 149
3.750% due 02/01/50 210 148
5.805% due 05/01/50 460 422
3.950% due 08/01/59 290 195
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 90 84
BP Capital Markets America, Inc.
3.410% due 02/11/26 200 196
3.000% due 02/24/50 740 537
Bristol-Myers Squibb Co.
2.350% due 11/13/40 230 170
Series WI
3.900% due 02/20/28 380 380
3.400% due 07/26/29 53 51
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 290 220
Brown & Brown, Inc.
4.200% due 09/15/24 864 861
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 100 95
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 25
Capital One Financial Corp.
3.900% due 01/29/24 823 822
Carrier Global Corp.
Series WI
2.242% due 02/15/25 867 824
3.577% due 04/05/50 40 30
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 8
Series WI
4.500% due 05/01/32 250 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CDW LLC / CDW Finance Corp.
4.125% due 05/01/25 900 875
Centene Corp.
Series WI
4.250% due 12/15/27 80 75
4.625% due 12/15/29 270 252
3.375% due 02/15/30 110 93
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 190 183
Charles Schwab Corp. (The)
2.000% due 03/20/28 140 125
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 240 185
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 410 337
5.050% due 03/30/29 170 164
3.500% due 06/01/41 150 105
3.500% due 03/01/42 190 132
5.750% due 04/01/48 350 314
5.250% due 04/01/53 330 279
3.850% due 04/01/61 60 39
3.950% due 06/30/62 170 114
5.500% due 04/01/63 130 110
Series WI
4.908% due 07/23/25 70 70
6.384% due 10/23/35 20 20
6.484% due 10/23/45 639 621
6.834% due 10/23/55 20 20
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 210 165
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 130 124
Chevron Corp.
1.554% due 05/11/25 894 848
0.687% due 08/12/25 946 869
2.954% due 05/16/26 70 68
3.078% due 05/11/50 10 8
2.343% due 08/12/50 130 90
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 140 90
Cigna Corp.
2.400% due 03/15/30 110 95
3.200% due 03/15/40 410 324
Series WI
4.375% due 10/15/28 460 456
4.800% due 08/15/38 220 214
Cimarex Energy Co.
4.375% due 03/15/29 130 115
Cintas Corp. No. 2
3.450% due 05/01/25 50 50
3.700% due 04/01/27 70 69

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cisco Systems, Inc.
3.625% due 03/04/24 832 837
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (CME Term
SOFR 3 Month + 1.715%)(Ê) 812 782
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 100 96
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 400 349
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 185
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 920 757
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 330 268
3.785% due 03/17/33 (SOFR +
1.939%)(Ê) 430 387
4.910% due 05/24/33 (SOFR +
2.086%)(Ê) 360 355
8.125% due 07/15/39 370 481
4.650% due 07/23/48 838 780
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 230 185
Clorox Co. (The)
1.800% due 05/15/30 220 180
CNH Industrial Capital LLC
3.950% due 05/23/25 844 835
Coca-Cola Co. (The)
1.375% due 03/15/31 90 73
4.125% due 03/25/40 120 114
2.500% due 06/01/40 10 8
Comcast Corp.
3.700% due 04/15/24 901 903
4.150% due 10/15/28 110 110
4.250% due 10/15/30 120 118
7.050% due 03/15/33 150 180
6.500% due 11/15/35 19 22
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 9
3.400% due 07/15/46 20 16
4.000% due 03/01/48 80 70
Series WI
2.887% due 11/01/51 364 260
2.937% due 11/01/56 30 21
2.987% due 11/01/63 117 80
CommonSpirit Health
2.782% due 10/01/30 80 69
3.910% due 10/01/50 90 72
Commonwealth Edison Co.
6.450% due 01/15/38 120 140
Constellation Brands, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 11/15/24 836 848
Consumers Energy Co.
2.500% due 05/01/60 30 19
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 80 71
2.875% due 04/01/32 (Þ) 120 94
Series WI
4.375% due 01/15/28 260 244
Corning, Inc.
3.900% due 11/15/49 40 32
Costco Wholesale Corp.
2.750% due 05/18/24 904 898
1.600% due 04/20/30 120 101
Coterra Energy, Inc.
4.375% due 06/01/24 (Þ) 150 150
3.900% due 05/15/27 (Þ) 260 249
4.375% due 03/15/29 (Þ) 330 324
Crown Castle International Corp.
3.200% due 09/01/24 855 837
CVS Health Corp.
3.625% due 04/01/27 40 39
4.300% due 03/25/28 101 100
3.250% due 08/15/29 70 64
3.750% due 04/01/30 110 103
2.125% due 09/15/31 200 162
4.780% due 03/25/38 260 246
4.125% due 04/01/40 40 35
2.700% due 08/21/40 310 224
5.050% due 03/25/48 185 177
Daimler Trucks Finance NA LLC
1.625% due 12/13/24 (Þ) 876 824
Danaher Corp.
3.350% due 09/15/25 831 821
2.800% due 12/10/51 120 86
DCP Midstream Operating, LP
3.250% due 02/15/32 110 86
6.450% due 11/03/36 (Þ) 50 49
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 80 70
Deere & Co.
3.750% due 04/15/50 40 37
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 65 76
Delta Air Lines, Inc.
7.000% due 05/01/25 (Þ) 280 283
7.375% due 01/15/26 110 110
3.750% due 10/28/29 30 24
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 250 243
4.750% due 10/20/28 (Þ) 670 633
Devon Energy Corp.
5.850% due 12/15/25 140 146
5.600% due 07/15/41 90 89

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/15/45 410 380
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 156
4.500% due 01/15/30 220 208
DH Europe Finance II SARL
3.400% due 11/15/49 684 550
Diamondback Energy, Inc.
3.500% due 12/01/29 340 311
4.400% due 03/24/51 160 136
DISH DBS Corp.
5.750% due 12/01/28 (Þ) 150 111
Series WI
7.750% due 07/01/26 10 8
DISH Network Corp.
2.375% due 03/15/24 240 211
Dollar General Corp.
4.150% due 11/01/25 821 821
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 73
DR Horton, Inc.
2.500% due 10/15/24 280 268
Duke Energy Carolinas LLC
6.100% due 06/01/37 190 209
4.000% due 09/30/42 100 89
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 80 62
Eaton Corp.
4.150% due 11/02/42 20 18
eBay, Inc.
2.600% due 05/10/31 70 58
Edison International
4.950% due 04/15/25 160 160
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 200 163
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 88
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 350 383
Elevance Health, Inc.
4.101% due 03/01/28 50 49
4.100% due 05/15/32 340 331
4.375% due 12/01/47 20 18
4.850% due 08/15/54 783 751
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 577
Energy Transfer, LP
7.600% due 02/01/24 50 52
4.250% due 04/01/24 875 875
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 04/15/24 290 290
2.900% due 05/15/25 30 29
5.500% due 06/01/27 280 284
5.250% due 04/15/29 30 30
3.750% due 05/15/30 140 126
5.300% due 04/01/44 10 9
6.125% due 12/15/45 60 57
6.250% due 04/15/49 30 29
Series 10Y
4.950% due 06/15/28 40 39
Series B
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 110 81
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 280 234
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 890 764
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 160 141
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 180 165
Enterprise Products Operating LLC
3.900% due 02/15/24 30 30
4.150% due 10/16/28 150 147
2.800% due 01/31/30 100 88
7.550% due 04/15/38 20 24
5.700% due 02/15/42 40 40
4.850% due 03/15/44 60 55
3.700% due 01/31/51 140 109
3.300% due 02/15/53 160 116
3.950% due 01/31/60 160 127
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 470 371
Series D
6.875% due 03/01/33 844 962
EOG Resources, Inc.
4.150% due 01/15/26 40 40
4.375% due 04/15/30 190 191
4.950% due 04/15/50 50 52
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 160 154
EQT Corp.
3.125% due 05/15/26 (Þ) 80 75
3.900% due 10/01/27 160 149
5.000% due 01/15/29 10 10
7.000% due 02/01/30 100 107
3.625% due 05/15/31 (Þ) 30 26
Equifax, Inc.
2.350% due 09/15/31 350 280

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Equities Corp.
6.125% due 02/01/25 250 257
Exelon Corp.
Series WI
3.950% due 06/15/25 489 487
Extra Space Storage, LP
3.900% due 04/01/29 70 66
Exxon Mobil Corp.
2.992% due 03/19/25 859 846
3.482% due 03/19/30 120 115
4.227% due 03/19/40 230 217
4.114% due 03/01/46 40 36
4.327% due 03/19/50 10 9
3.452% due 04/15/51 30 25
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 50 51
Fifth Third Bancorp
3.650% due 01/25/24 883 879
FirstEnergy Corp.
Series B
3.900% due 07/15/27 180 170
Series C
4.850% due 07/15/47 50 42
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 520 422
Florida Power & Light Co.
3.150% due 10/01/49 40 32
Ford Motor Co.
3.250% due 02/12/32 300 224
4.750% due 01/15/43 40 28
Ford Motor Credit Co. LLC
2.300% due 02/10/25 500 449
2.700% due 08/10/26 400 341
4.950% due 05/28/27 200 186
4.000% due 11/13/30 200 162
Fortinet, Inc.
2.200% due 03/15/31 130 105
Fox Corp.
Series WI
5.476% due 01/25/39 110 107
Freeport-McMoRan, Inc.
5.400% due 11/14/34 120 117
FS KKR Capital Corp.
3.400% due 01/15/26 921 817
General Dynamics Corp.
3.250% due 04/01/25 876 869
3.625% due 04/01/30 100 97
4.250% due 04/01/40 220 210
4.250% due 04/01/50 50 48
General Electric Co.
Series MTNA
6.750% due 03/15/32 22 25
General Motors Co.
5.400% due 10/02/23 40 41
6.125% due 10/01/25 270 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/02/43 110 105
6.750% due 04/01/46 100 100
Genting New York LLC
3.300% due 02/15/26 (Þ) 440 394
Gilead Sciences, Inc.
5.650% due 12/01/41 50 53
GlaxoSmithKline Capital PLC
3.625% due 05/15/25 831 832
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 04/15/26 653 639
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 140 139
3.500% due 11/16/26 90 86
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 760 719
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 190
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 48
3.800% due 03/15/30 410 380
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 480 396
5.150% due 05/22/45 140 133
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 800 647
Halliburton Co.
4.850% due 11/15/35 60 58
5.000% due 11/15/45 20 18
Hawaiian Brand Intellectual Property,
Ltd. / HawaiianMiles Loyalty, Ltd.
5.750% due 01/20/26 (Þ) 850 762
HCA, Inc.
5.125% due 06/15/39 50 44
Hershey Co. (The)
1.700% due 06/01/30 160 135
Home Depot, Inc. (The)
2.500% due 04/15/27 867 818
3.900% due 12/06/28 10 10
2.700% due 04/15/30 80 73
3.300% due 04/15/40 50 42
3.350% due 04/15/50 90 73
HSBC Holdings PLC
7.200% due 07/15/97 457 566
Humana, Inc.
4.500% due 04/01/25 20 20
4.625% due 12/01/42 20 19
4.950% due 10/01/44 20 19
Huntington Bancshares, Inc.
Series WI
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê) 1,012 792
Intel Corp.
2.800% due 08/12/41 110 84
3.200% due 08/12/61 170 124

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.734% due 12/08/47 10 8
Intercontinental Exchange, Inc.
4.600% due 03/15/33 410 409
4.950% due 06/15/52 50 49
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 829
International Paper Co.
7.300% due 11/15/39 669 781
Invitation Homes, Inc.
4.150% due 04/15/32 310 281
Jefferies Financial Group, Inc.
6.625% due 10/23/43 761 753
Jefferies Group LLC
6.500% due 01/20/43 635 628
Johnson & Johnson
2.100% due 09/01/40 210 153
2.450% due 09/01/60 160 108
JPMorgan Chase & Co.
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 40 39
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 40 39
8.750% due 09/01/30 280 342
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 140 122
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 102
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 330 285
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 600 480
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 390 328
2.545% due 11/08/32 (SOFR +
1.180%)(Ê) 80 66
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 310 304
4.950% due 06/01/45 80 76
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 110 98
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 60 44
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 460 350
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 220 180
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 28
Series 2019
3.266% due 11/01/49 30 24
Series 2021
2.810% due 06/01/41 80 62
3.002% due 06/01/51 20 15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Keurig Dr Pepper, Inc.
3.400% due 11/15/25 833 813
Kimco Realty Corp.
2.250% due 12/01/31 310 249
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 56
6.550% due 09/15/40 600 624
5.500% due 03/01/44 20 19
Kinder Morgan, Inc.
4.300% due 06/01/25 90 90
5.550% due 06/01/45 80 75
5.050% due 02/15/46 30 27
5.200% due 03/01/48 10 9
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 10
3.250% due 12/15/51 (Þ) 30 21
KLA Corp.
4.650% due 07/15/32 130 133
4.950% due 07/15/52 20 20
Kroger Co. (The)
5.150% due 08/01/43 20 20
Kyndryl Holdings, Inc.
3.150% due 10/15/31 (Þ) 320 237
4.100% due 10/15/41 (Þ) 230 152
L3Harris Technologies, Inc.
2.900% due 12/15/29 350 310
Laboratory Corp. of America Holdings
3.250% due 09/01/24 886 873
Lam Research Corp.
1.900% due 06/15/30 140 118
2.875% due 06/15/50 60 44
Las Vegas Sands Corp.
3.200% due 08/08/24 1,002 946
2.900% due 06/25/25 940 839
Lennar Corp.
4.500% due 04/30/24 882 880
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 110 96
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 110 101
3.875% due 06/01/29 (Þ) 120 102
Lockheed Martin Corp.
1.850% due 06/15/30 140 119
3.900% due 06/15/32 200 197
4.500% due 05/15/36 842 837
4.150% due 06/15/53 70 65
4.300% due 06/15/62 80 75
Loews Corp.
6.000% due 02/01/35 601 651
Lowe's Cos., Inc.
4.500% due 04/15/30 50 49
1.700% due 10/15/30 150 120
2.800% due 09/15/41 90 65

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 10/15/50 190 132
Series 3-RD
3.375% due 09/15/25 834 820
M&T Bank Corp.
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 30 23
Magallanes, Inc.
4.279% due 03/15/32 (Þ) 140 125
5.050% due 03/15/42 (Þ) 760 647
5.141% due 03/15/52 (Þ) 900 755
Main Street Capital Corp.
5.200% due 05/01/24 728 726
Markel Corp.
4.300% due 11/01/47 699 602
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 120 119
Mars, Inc.
2.375% due 07/16/40 (Þ) 240 175
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 876 878
2.375% due 12/15/31 220 184
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 70 54
Mastercard , Inc.
3.300% due 03/26/27 130 128
3.850% due 03/26/50 120 110
McDonald's Corp.
1.450% due 09/01/25 20 19
3.500% due 03/01/27 10 10
3.800% due 04/01/28 50 49
4.700% due 12/09/35 716 713
Series MTN
3.500% due 07/01/27 60 59
3.600% due 07/01/30 70 67
4.450% due 03/01/47 40 37
4.450% due 09/01/48 80 74
3.625% due 09/01/49 10 8
4.200% due 04/01/50 140 125
MDC Holdings, Inc.
2.500% due 01/15/31 160 118
6.000% due 01/15/43 50 41
Merck & Co., Inc.
1.450% due 06/24/30 70 58
2.350% due 06/24/40 120 90
Micron Technology, Inc.
2.703% due 04/15/32 140 112
Microsoft Corp.
3.300% due 02/06/27 871 865
3.450% due 08/08/36 130 123
2.525% due 06/01/50 174 128
2.921% due 03/17/52 176 139
Mid-America Apartments, LP
3.750% due 06/15/24 890 887
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MidAmerican Energy Co.
3.650% due 04/15/29 50 49
3.150% due 04/15/50 110 86
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 863 814
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 300 295
Molson Coors Beverage Co.
4.200% due 07/15/46 40 33
Mondelez International, Inc.
1.875% due 10/15/32 981 761
2.625% due 09/04/50 40 27
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 66
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 62
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 420 323
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 130 126
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 630 496
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 10
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 170 138
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 180 165
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 80 63
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 50 41
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 788 755
MPLX, LP
4.000% due 03/15/28 40 38
4.800% due 02/15/29 50 49
4.500% due 04/15/38 170 149
4.700% due 04/15/48 70 59
Series 0006
5.200% due 03/01/47 30 27
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 90 82
4.625% due 08/01/29 70 61
Nasdaq, Inc.
2.500% due 12/21/40 130 91
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
Nestle Holdings, Inc.
0.606% due 09/14/24 (Þ) 882 832
New York Life Insurance Co.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 05/15/50 (Þ) 150 123
4.450% due 05/15/69 (Þ) 50 43
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 785
NextEra Energy Operating Partners, LP
4.250% due 07/15/24 (Þ) 60 57
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 602
Northrop Grumman Corp.
5.150% due 05/01/40 160 162
5.050% due 11/15/40 30 30
5.250% due 05/01/50 60 64
Series 000N
4.030% due 10/15/47 160 142
Northwest Pipeline LLC
7.125% due 12/01/25 250 265
Series WI
4.000% due 04/01/27 60 58
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 480 366
3.625% due 09/30/59 (Þ) 80 60
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 390 335
Nucor Corp.
2.000% due 06/01/25 878 826
NVIDIA Corp.
3.500% due 04/01/40 30 26
3.500% due 04/01/50 50 42
Occidental Petroleum Corp.
6.950% due 07/01/24 10 10
8.000% due 07/15/25 130 137
5.550% due 03/15/26 110 109
7.950% due 06/15/39 50 57
4.625% due 06/15/45 30 25
4.100% due 02/15/47 20 15
Oncor Electric Delivery Co. LLC
4.150% due 06/01/32 (Þ) 40 40
3.100% due 09/15/49 80 62
OneSky Class A Loan Trust
Series A
3.875% due 07/15/29 3,044 2,712
Oracle Corp.
2.875% due 03/25/31 50 41
4.300% due 07/08/34 648 565
4.000% due 07/15/46 270 200
3.950% due 03/25/51 40 29
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 872 826
2.565% due 02/15/30 60 52
Owl Rock Capital Corp.
4.250% due 01/15/26 939 864
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pacific Gas and Electric Co.
4.250% due 08/01/23 140 139
2.100% due 08/01/27 110 92
3.000% due 06/15/28 90 78
2.500% due 02/01/31 50 38
3.300% due 08/01/40 20 14
4.750% due 02/15/44 70 54
4.950% due 07/01/50 60 48
3.500% due 08/01/50 20 13
Park-Ohio Industries, Inc.
Series WI
6.625% due 04/15/27 240 190
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 9
PayPal Holdings, Inc.
2.300% due 06/01/30 110 94
4.400% due 06/01/32 210 208
3.250% due 06/01/50 60 45
5.050% due 06/01/52 20 20
PepsiCo, Inc.
2.625% due 03/19/27 897 861
1.625% due 05/01/30 10 8
2.875% due 10/15/49 40 32
Pfizer, Inc.
2.550% due 05/28/40 60 47
Philip Morris International, Inc.
2.100% due 05/01/30 70 57
1.750% due 11/01/30 280 217
6.375% due 05/16/38 664 694
Pioneer Natural Resources Co.
2.150% due 01/15/31 320 263
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 10 10
PNC Bank NA
Series BKNT
3.300% due 10/30/24 819 812
Procter & Gamble Co. (The)
2.850% due 08/11/27 870 842
3.000% due 03/25/30 60 57
1.200% due 10/29/30 170 139
5.500% due 02/01/34 100 113
Progress Energy, Inc.
7.000% due 10/30/31 559 628
Prologis, LP
1.250% due 10/15/30 230 182
Prospect Capital Corp.
3.706% due 01/22/26 1,003 889
QUALCOMM, Inc.
4.250% due 05/20/32 120 122
4.500% due 05/20/52 50 49
Range Resources Corp.
Series WI
4.875% due 05/15/25 230 224

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Raymond James Financial, Inc.
3.750% due 04/01/51 110 89
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.950% due 08/16/25 30 30
4.625% due 11/16/48 130 127
Series WI
3.200% due 03/15/24 708 702
Republic Services, Inc.
2.500% due 08/15/24 928 898
3.375% due 11/15/27 360 344
Roche Holdings, Inc.
3.000% due 11/10/25 (Þ) 842 827
Rocket Mortgage LLC / Rocket Mortgage
Co.-Issuer, Inc.
2.875% due 10/15/26 (Þ) 160 132
S&P Global, Inc.
1.250% due 08/15/30 40 32
3.250% due 12/01/49 20 16
Salesforce.com, Inc.
3.700% due 04/11/28 10 10
1.500% due 07/15/28 60 52
1.950% due 07/15/31 50 42
2.900% due 07/15/51 190 144
3.050% due 07/15/61 70 51
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 84
Series VVV
1.700% due 10/01/30 240 197
Santander Holdings USA, Inc.
4.500% due 07/17/25 738 731
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 40
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 764
Senior Housing Properties Trust
4.750% due 05/01/24 120 108
Sherwin-Williams Co. (The)
3.450% due 06/01/27 861 821
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 362 358
Simon Property Group, LP
3.500% due 09/01/25 100 97
Southern California Edison Co.
2.250% due 06/01/30 290 243
3.650% due 02/01/50 110 84
Series C
4.125% due 03/01/48 130 107
Series G
2.500% due 06/01/31 120 101
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 204
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwest Airlines Co.
5.250% due 05/04/25 70 71
Southwestern Energy Co.
4.750% due 02/01/32 60 51
Spectra Energy Partners, LP
4.750% due 03/15/24 671 676
Stryker Corp.
1.150% due 06/15/25 894 825
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 86
SVB Financial Group
4.570% due 04/29/33 (SOFR +
1.967%)(Ê) 470 441
Synchrony Financial
3.950% due 12/01/27 793 723
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 510 476
Targa Resources Corp.
5.200% due 07/01/27 230 231
4.200% due 02/01/33 280 254
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 30 29
4.875% due 02/01/31 220 201
4.000% due 01/15/32 230 197
Target Corp.
3.375% due 04/15/29 140 135
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 134
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 630 544
7.625% due 04/01/37 608 680
Texas Instruments, Inc.
2.250% due 09/04/29 210 189
1.750% due 05/04/30 70 60
3.875% due 03/15/39 150 141
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 703 754
Time Warner Cable LLC
6.550% due 05/01/37 90 90
7.300% due 07/01/38 180 188
6.750% due 06/15/39 20 20
5.500% due 09/01/41 666 581
Time Warner Entertainment Co., LP
8.375% due 07/15/33 100 116
T-Mobile USA, Inc.
2.625% due 02/15/29 60 51
2.875% due 02/15/31 70 58
Series WI
3.875% due 04/15/30 300 280
2.550% due 02/15/31 824 694
2.700% due 03/15/32 460 386
3.000% due 02/15/41 100 75
3.300% due 02/15/51 190 138

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 240 212
Series WI
7.850% due 02/01/26 410 453
3.250% due 05/15/30 50 45
TSMC Arizona Corp.
2.500% due 10/25/31 200 171
3.125% due 10/25/41 420 345
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 552 657
Tyson Foods, Inc.
4.875% due 08/15/34 826 831
Union Pacific Corp.
3.150% due 03/01/24 831 825
2.150% due 02/05/27 50 46
3.750% due 02/05/70 40 32
Series WI
2.891% due 04/06/36 250 207
3.839% due 03/20/60 140 117
United Airlines Pass-Through Trust
Series 2020-1 Class Class B
4.875% due 01/15/26 241 229
United Airlines, Inc.
4.375% due 04/15/26 (Þ) 330 291
4.625% due 04/15/29 (Þ) 30 25
United Parcel Service, Inc.
3.900% due 04/01/25 817 823
UnitedHealth Group, Inc.
3.500% due 02/15/24 836 840
3.850% due 06/15/28 70 70
2.000% due 05/15/30 180 154
4.625% due 07/15/35 100 101
5.700% due 10/15/40 60 66
4.750% due 05/15/52 240 240
Unum Group
5.750% due 08/15/42 796 744
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 160 141
Verizon Communications, Inc.
2.100% due 03/22/28 80 71
3.875% due 02/08/29 120 116
7.750% due 12/01/30 100 120
2.550% due 03/21/31 160 137
4.500% due 08/10/33 450 439
5.250% due 03/16/37 80 83
2.650% due 11/20/40 90 66
3.400% due 03/22/41 70 57
2.850% due 09/03/41 40 30
4.125% due 08/15/46 60 53
5.500% due 03/16/47 10 11
4.000% due 03/22/50 40 35
2.875% due 11/20/50 120 85
3.000% due 11/20/60 390 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 03/22/61 530 416
Series WI
4.329% due 09/21/28 53 53
4.862% due 08/21/46 50 49
2.987% due 10/30/56 60 42
VICI Properties, Inc.
4.950% due 02/15/30 80 76
5.125% due 05/15/32 300 283
Visa, Inc.
2.050% due 04/15/30 60 53
2.700% due 04/15/40 70 56
Vontier Corp.
Series WI
1.800% due 04/01/26 170 148
2.400% due 04/01/28 350 293
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 763
Wachovia Corp.
5.500% due 08/01/35 802 816
Walmart, Inc.
1.800% due 09/22/31 150 127
2.650% due 09/22/51 120 90
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 827 829
6.650% due 11/15/37 40 48
5.400% due 10/01/43 130 138
Waste Management, Inc.
3.150% due 11/15/27 210 201
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 200 193
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 80 75
3.000% due 04/22/26 140 133
3.000% due 10/23/26 260 245
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 170 132
5.375% due 11/02/43 130 127
4.650% due 11/04/44 10 9
4.750% due 12/07/46 90 82
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 400 392
4.611% due 04/25/53 (SOFR +
2.130%)(Ê) 350 324
Welltower , Inc.
3.850% due 06/15/32 80 73
Western Midstream Operating, LP
3.100% due 02/01/25 90 83
4.650% due 07/01/26 130 123
4.500% due 03/01/28 50 45
4.050% due 02/01/30 250 216
5.450% due 04/01/44 150 125

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.300% due 03/01/48 140 113
5.500% due 08/15/48 40 33
5.250% due 02/01/50 60 48
Western Union Co. (The)
6.200% due 11/17/36 832 845
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 877
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 57
7.750% due 06/15/31 130 152
5.800% due 11/15/43 35 35
3.500% due 10/15/51 10 7
Workday, Inc.
3.800% due 04/01/32 480 439
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 210 204
174,430
International Debt – 20.0%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 861 857
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 200 201
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 515 502
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.500% due 09/15/23 150 149
3.150% due 02/15/24 310 300
3.300% due 01/30/32 150 120
3.400% due 10/29/33 150 118
3.850% due 10/29/41 300 216
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 801 777
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 1,530 1,350
Series eMTN
4.125% due 06/20/24 1,614 1,582
Series REGS
2.634% due 05/17/26 786 694
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 916 905
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 200 165
3.150% due 02/09/51 290 198
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 655
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 881 864
4.500% due 03/15/28 (Þ) 360 350
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 70 66
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Anheuser-Busch InBev Worldwide, Inc.
5.550% due 01/23/49 50 51
4.500% due 06/01/50 270 243
AP Moller - Maersk A/S
3.875% due 09/28/25 (Þ) 828 826
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 1,029 1,000
Series 2021-FL4 Class A
1.440% due 11/15/36 (USD 1 Month
LIBOR + 1.350%)(Ê)(Þ) 1,223 1,183
Arbor Realty Collateralized Loan
Obligation, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 2,973
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
3.129% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,638 2,581
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 5,030 4,814
Ares LXI CLO, Ltd.
Series 2021-61A Class A
2.213% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 4,022 3,878
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 8
0.750% due 07/09/30 (~)(Ê) 388 91
3.500% due 07/09/41 (~)(Ê) 160 43
Australia & New Zealand Banking
Group, Ltd.
4.500% due 03/19/24 (Þ) 871 872
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 20 19
2.875% due 02/15/25 (Þ) 150 138
Banco de Credito del Peru
3.250% due 09/30/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.450%)(Ê)(Þ) 946 829
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 702
Banco Internacional del Peru SAA
Interbank
3.250% due 10/04/26 (Þ) 928 852
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 240 232
Banco Santander Chile
2.700% due 01/10/25 (Þ) 703 672

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 810 813
Banco Santander SA
5.179% due 11/19/25 705 705
4.175% due 03/24/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.000%)(Ê) 800 763
Bancolombia SA
3.000% due 01/29/25 991 912
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 833 852
Bank of Montreal
Series MTN
0.400% due 09/15/23 953 920
Bank of Nova Scotia (The)
0.550% due 09/15/23 957 925
3.450% due 04/11/25 390 385
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 30 28
Barclays PLC
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 290 274
4.950% due 01/10/47 660 621
Barrick NA Finance LLC
5.700% due 05/30/41 130 135
BAT Capital Corp.
2.259% due 03/25/28 40 34
3.734% due 09/25/40 110 77
Series WI
3.557% due 08/15/27 385 352
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 961 959
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 708
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 862 856
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,558 1,494
Bellemeade Re, Ltd.
2.859% due 10/25/28 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 1,780 1,743
Series 2017-1 Class M2
4.297% due 10/25/27 (USD 1 Month
LIBOR + 3.350%)(Ê)(Þ) 537 537
Series 2019-3A Class M1C
2.099% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 2,224 2,182
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 568 566
Series 2021-2A Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,308 2,268
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 1,759 1,689
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,318
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 380 317
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 877 873
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 880 887
BNP Paribas SA
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 680 628
4.625% due 03/13/27 (Þ) 722 707
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 210 185
4.400% due 08/14/28 (Þ) 200 191
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 270 226
2.824% due 01/26/41 (Þ) 400 276
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 200 192
BPCE SA
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 300 242
British Telecommunications PLC
9.625% due 12/15/30 70 87
Brookfield Finance LLC
3.450% due 04/15/50 827 592
Brookfield Finance, Inc.
4.000% due 04/01/24 841 841
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 834 825
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 671
Canadian Pacific Railway Co.
2.450% due 12/02/31 250 214
3.000% due 12/02/41 70 55
3.100% due 12/02/51 80 59
6.125% due 09/15/15 656 680
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,568
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 884 877
CI Financial Corp.
3.200% due 12/17/30 500 391
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 153

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 200 163
3.743% due 09/12/39 (Þ) 200 163
Cooperatieve Rabobank UA
4.375% due 08/04/25 400 397
3.758% due 04/06/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.420%)(Ê)(Þ) 360 325
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 922 856
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 722
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 928 853
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 200 205
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 699 653
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 480 382
5.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.889%)(Ê)(ƒ)(Þ) 200 154
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 360 297
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate + 4.332%)
(Ê)(ƒ)(Þ) 200 174
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 200 185
9.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.383%)(Ê)(ƒ)(Þ) 950 970
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 60 59
4.050% due 04/27/29 (Þ) 120 118
4.250% due 04/27/32 (Þ) 100 98
4.750% due 04/27/52 (Þ) 50 48
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 206
Danone SA
2.589% due 11/02/23 (Þ) 718 709
Danske Bank A/S
3.875% due 09/12/23 (Þ) 200 199
3.773% due 03/28/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.450%)(Ê)(Þ) 200 197
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 935 861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 175
4.298% due 04/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.750%)(Ê)(Þ) 1,100 1,043
Delhaize America, Inc.
9.000% due 04/15/31 154 207
Deutsche Bank AG
3.700% due 05/30/24 890 879
1.447% due 04/01/25 (SOFR +
1.131%)(Ê) 1,024 957
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 62
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
2.194% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,159 1,117
E.ON International Finance BV
6.650% due 04/30/38 (Þ) 621 678
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 732 725
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 272 271
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,268 1,264
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,515 1,463
Ecopetrol SA
4.625% due 11/02/31 130 98
5.875% due 05/28/45 80 54
5.875% due 11/02/51 110 72
Enbridge, Inc.
3.700% due 07/15/27 687 658
Enel Finance International NV
3.500% due 04/06/28 (Þ) 706 653
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 892 888
Eni USA, Inc.
7.300% due 11/15/27 711 796
Equinor ASA
2.650% due 01/15/24 899 889
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 805
First Quantum Minerals, Ltd.
7.500% due 04/01/25 (Þ) 200 189
6.875% due 10/15/27 (Þ) 280 250
Fresnillo PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 10/02/50 (Þ) 260 191
Garda World Security Corp. 2021 Term
Loan B
5.900% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 69 63
GFL Environmental, Inc. 2020 Term
Loan
4.239% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 15 15
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 956 924
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 550 547
4.625% due 04/29/24 (Þ) 40 40
1.625% due 09/01/25 (Þ) 140 128
4.000% due 03/27/27 (Þ) 220 212
3.875% due 10/27/27 (Þ) 50 47
2.625% due 09/23/31 (Þ) 70 56
Grifols Worldwide Operations USA, Inc.
Term Loan B
3.666% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 178 168
Grupo Bimbo SAB de CV
3.875% due 06/27/24 (Þ) 879 868
Hana Bank
4.375% due 09/30/24 (Þ) 874 878
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 2,190 2,112
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,486 2,371
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 485
HOM RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 240 240
HSBC Holdings PLC
3.900% due 05/25/26 220 215
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 185
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 389
4.755% due 06/09/28 (SOFR +
2.110%)(Ê) 400 389
7.625% due 05/17/32 669 781
2.804% due 05/24/32 (SOFR +
1.187%)(Ê) 430 353
2.871% due 11/22/32 (SOFR +
1.410%)(Ê) 290 237
4.762% due 03/29/33 (SOFR +
2.530%)(Ê) 410 378
ICICI Bank, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/18/26 (Þ) 782 769
ING Bank NV
5.800% due 09/25/23 (Þ) 754 767
ING Groep NV
4.100% due 10/02/23 897 899
4.252% due 03/28/33 (SOFR +
2.070%)(Ê) 380 355
Intercorp Financial Services, Inc.
4.125% due 10/19/27 (Þ) 938 847
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 200 191
4.198% due 06/01/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.600%)(Ê)(Þ) 210 154
4.950% due 06/01/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.750%)(Ê)(Þ) 200 135
Johnson Controls International PLC
0.387% due 07/02/24 (~)(Ê) 839 833
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 230 207
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 176
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 913 874
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,012 996
Lloyds Banking Group PLC
3.511% due 03/18/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.600%)(Ê) 330 321
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 200 195
Lukoil International Finance BV
2.800% due 04/26/27 (Þ) 350 212
Madison Park Funding XLVIII, Ltd.
Series 2021-48A Class A
2.194% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,158 1,132
Madison Park Funding XVIII, Ltd.
Series 2021-18A Class ARR
1.195% due 10/21/30 (USD 3 Month
LIBOR + 0.940%)(Ê)(Þ) 1,922 1,887
Magnetite XXXIII Ltd.
Series 2022-33A Class A
1.000% due 07/20/35 (CME Term
SOFR 3 Month + 1.500%)(Ê)(Þ) 3,893 3,832
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 140 141
Meituan
2.125% due 10/28/25 (Þ) 976 879

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 144
MercadoLibre , Inc.
3.125% due 01/14/31 210 151
Mexico Government International Bond
3.500% due 02/12/34 240 198
4.350% due 01/15/47 610 465
Mitsubishi UFJ Financial Group, Inc.
3.837% due 04/17/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.125%)(Ê) 200 197
4.080% due 04/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê) 200 195
Mondelez International Holdings
Netherlands BV
2.250% due 09/19/24 (Þ) 690 668
National Bank of Canada
Series MTN
0.550% due 11/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.400%)(Ê) 926 883
NatWest Group PLC
3.875% due 09/12/23 200 199
5.125% due 05/28/24 800 804
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 192
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.964% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,766 2,719
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 589 580
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 202
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 1,540 1,514
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 480 454
Nomura Holdings, Inc.
1.851% due 07/16/25 891 816
Nordea Bank Abp
4.625% due 09/13/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.690%)(Ê)(Þ) 913 876
Novartis Capital Corp.
3.400% due 05/06/24 815 818
NTT Finance Corp.
0.583% due 03/01/24 (Þ) 950 903
2.065% due 04/03/31 (Þ) 200 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien , Ltd.
3.000% due 04/01/25 535 522
NYACK Park CLO, Ltd.
Series 2021-1A Class A
2.183% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 5,290 5,110
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,355 1,341
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 1,465 1,447
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 821 806
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,410
OCP SA
3.750% due 06/23/31 (Þ) 200 151
Oversea-Chinese Banking Corp., Ltd.
4.250% due 06/19/24 (Þ) 646 649
Panama Government International Bond
2.252% due 09/29/32 260 203
Panasonic Corp.
2.679% due 07/19/24 (Þ) 912 887
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 200 155
Peruvian Government International Bond
2.783% due 01/23/31 130 111
Petrobras Global Finance BV
6.900% due 03/19/49 160 143
5.500% due 06/10/51 100 76
Series WI
5.999% due 01/27/28 100 99
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 136
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.437% due 07/25/51 (USD 1 Month
LIBOR + 1.250%)(Ê)(Þ) 775 762
Prosus NV
4.027% due 08/03/50 (Þ) 909 565
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 372 113
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 200 152
7.450% due 06/01/27 (~)(Ê)(Þ) 230 148
Radnor RE, Ltd.
Series 2019-2 Class M1B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.935% due 06/25/29 (USD 1 Month
LIBOR + 1.750%)(Ê)(Þ) 636 633
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 2,072 2,025
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 1,014 1,004
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 863 862
2.875% due 01/12/32 (Þ) 480 398
Republic of Chile Government
International Bond
2.550% due 07/27/33 200 163
3.100% due 05/07/41 200 152
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 658
Reynolds American, Inc.
4.850% due 09/15/23 865 874
5.850% due 08/15/45 70 59
Riserva CLO, Ltd.
Series 2021-3A Class ARR
2.104% due 01/18/34 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 940 902
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 737
Sands China, Ltd.
5.125% due 08/08/25 (Þ) 200 168
2.550% due 03/08/27 (Þ) 200 146
Series WI
5.125% due 08/08/25 600 503
3.800% due 01/08/26 400 320
5.400% due 08/08/28 600 462
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 909 915
Class N
4.750% due 09/15/25 (Þ) 701 692
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 908 838
Shell International Finance BV
4.375% due 05/11/45 140 130
4.000% due 05/10/46 50 45
3.250% due 04/06/50 20 16
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 891 878
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 952 909
Sky, Ltd.
3.750% due 09/16/24 (Þ) 941 938
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 470 347
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 703
Southern Copper Corp.
3.875% due 04/23/25 832 821
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 04/16/40 10 11
5.250% due 11/08/42 60 59
Standard Chartered PLC
5.700% due 03/26/44 (Þ) 754 703
State Bank of India
4.375% due 01/24/24 (Þ) 883 888
Sumitomo Mitsui Financial Group, Inc.
3.936% due 10/16/23 895 899
Suncor Energy, Inc.
6.500% due 06/15/38 607 671
SURA Asset Management SA
4.875% due 04/17/24 (Þ) 877 869
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 200 191
Series DM3N
3.125% due 01/15/32 230 173
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 875 882
Teck Resources, Ltd.
6.250% due 07/15/41 60 62
5.400% due 02/01/43 60 56
Series WI
3.900% due 07/15/30 200 184
Telefonica Emisiones SA
5.213% due 03/08/47 150 133
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 891 883
Tesco PLC
6.150% due 11/15/37 (Þ) 623 646
Teva Pharmaceutical Finance
Netherlands III BV
3.150% due 10/01/26 480 394
Toronto-Dominion Bank (The)
2.650% due 06/12/24 853 837
4.456% due 06/08/32 440 435
TotalEnergies Capital International SA
3.700% due 01/15/24 877 880
TransAlta Corp.
6.500% due 03/15/40 60 55
UBS Group AG
3.179% due 02/11/43 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 200 151
4.500% due 06/26/48 (Þ) 200 190
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 460 448
Unilever Capital Corp.
0.375% due 09/14/23 888 860
Vale Overseas, Ltd.
8.250% due 01/17/34 636 746
Vodafone Group PLC
6.150% due 02/27/37 50 54

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WEA Finance LLC / Westfield UK &
Europe Finance PLC
4.750% due 09/17/44 (Þ) 200 154
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 150 119
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 80
3.133% due 11/18/41 310 227
Woori Bank
4.750% due 04/30/24 (Þ) 734 742
Wynn Macau, Ltd.
5.500% due 01/15/26 (Þ) 200 138
5.625% due 08/26/28 (Þ) 310 191
Yamana Gold, Inc.
2.630% due 08/15/31 30 24
Series WI
4.625% due 12/15/27 310 298
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 670 618
178,570
Loan Agreements - 0.2%
Alterra Mountain Co. 2021 Term Loan
B2
5.166% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 66 63
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.416% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 135 130
Caesars Resort Collection LLC 2020
Term Loan
5.166% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 78 75
Carnival Corp. Term Loan B
5.877% due 06/30/25 (USD 6 Month
LIBOR + 3.000%)(Ê) 198 183
CSC Holdings LLC 2018 Incremental
Term Loan
3.574% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 30 28
Eyecare Partners LLC Term Loan
6.000% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê) 98 90
First Eagle Holdings, Inc. Term Loan B
4.750% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 37 35
Focus Financial Partners LLC Term Loan
3.666% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 146 140
Genesee & Wyoming, Inc. New Term
Loan
4.250% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 77 74
Harbor Freight Tools USA, Inc. 2021
Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.416% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 69 60
McAfee LLC Term Loan B
6.230% due 07/27/28 (USD 3 Month
LIBOR + 5.000%)(Ê) 99 89
Nexstar Broadcasting, Inc. Term Loan B4
4.166% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 231 228
Petco Health and Wellness Co. 2021
Term Loan B
5.500% due 02/24/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 39 36
Phoenix Guarantor, Inc. Term Loan B
4.916% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 120 112
Prime Security Services Borrower LLC
2021 Term Loan
3.557% due 09/23/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 107 99
Quikrete Holdings, Inc. 2021 Term Loan
B1
4.666% due 06/11/28 (USD 1 Month
LIBOR + 3.000%)(Ê) 60 56
Southwestern Energy Co. Term Loan
4.704% due 06/22/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 119 116
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR + 2.750%)(Ê) 107 99
United Airlines, Inc. 2021 Term Loan B
5.392% due 04/21/28 (USD 1 Month
LIBOR + 3.750%)(Ê) 69 64
Verscend Holding Corp. 2021 Term
Loan B
5.666% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 99 94
Virgin Media Secured Finance PLC Term
Loan
3.824% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 147 137
Zebra Buyer LLC Term Loan B
5.482% due 11/01/28 (USD 3 Month
LIBOR + 3.250%)(Ê) 95 91
2,099
Mortgage-Backed Securities - 13.4%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 259 176
Banc of America Funding Trust
Series 2006-6 Class 2A1
6.000% due 08/25/36 408 356
BX Commercial Mortgage Trust
Series 2019-XL Class E
3.800% due 10/15/36 (USD 1 Month
LIBOR + 1.800%)(Ê)(Þ) 1,201 1,159
Series 2021-CIP Class D

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,506
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 940
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,779
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,320
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,145
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,230
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 831
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 240 231
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 926 882
Fannie Mae
2.560% due 2028 366 348
2.600% due 2031 375 343
6.000% due 2032 11 12
5.000% due 2033 3 3
5.500% due 2034 9 9
4.500% due 2035 197 208
5.500% due 2037 58 62
5.500% due 2038 252 269
6.000% due 2039 21 23
4.000% due 2040 159 161
5.500% due 2040 278 293
6.000% due 2040 64 70
4.000% due 2041 235 238
6.000% due 2041 102 112
3.500% due 2043 510 499
4.000% due 2044 530 535
3.500% due 2045 592 579
3.000% due 2046 85 81
3.500% due 2046 122 120
4.000% due 2046 609 614
4.500% due 2046 203 209
3.000% due 2047 1,783 1,688
3.500% due 2047 270 265
4.000% due 2047 49 50
4.500% due 2048 702 716
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2048 147 152
3.000% due 2049 3,751 3,518
4.000% due 2049 672 673
5.000% due 2049 343 352
2.500% due 2050 6,873 6,214
3.000% due 2050 7,263 6,823
2.000% due 2051 12,850 11,204
2.500% due 2051 1,803 1,626
4.000% due 2052 5,670 5,599
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 418 419
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 4 5
Series 2004-W5 Class A1
6.000% due 02/25/47 111 121
Series 2005-24 Class ZE
5.000% due 04/25/35 102 106
Series 2020-75 Class LI
Interest Only STRIPS
2.500% due 11/25/50 1,350 195
Series 2020-97 Class EI
Interest Only STRIPS
2.000% due 01/25/51 2,620 317
Series 2021-1 Class IM
Interest Only STRIPS
2.000% due 02/25/51 2,127 251
Series 2021-3 Class KI
Interest Only STRIPS
2.500% due 02/25/51 1,226 168
Series 2021-3 Class NI
Interest Only STRIPS
2.500% due 02/25/51 1,447 209
Series 2021-8 Class EI
Interest Only STRIPS
3.500% due 03/25/51 515 93
Series 2021-8 Class GI
Interest Only STRIPS
3.000% due 03/25/51 643 102
Freddie Mac
5.500% due 2038 189 203
6.000% due 2038 46 50
5.000% due 2040 94 99
4.000% due 2041 678 686
4.500% due 2041 89 92
5.500% due 2041 104 112
3.500% due 2043 343 339
4.000% due 2044 231 233
3.500% due 2045 478 470
4.000% due 2045 221 223
3.000% due 2046 1,631 1,551
4.000% due 2046 111 112
3.000% due 2047 575 547

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2048 88 84
4.000% due 2048 640 642
4.500% due 2048 161 163
3.000% due 2049 197 186
2.500% due 2050 1,748 1,591
3.000% due 2050 3,017 2,829
2.000% due 2051 5,432 4,733
2.500% due 2051 82 74
3.000% due 2052 5,931 5,531
3.500% due 2052 3,964 3,817
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 35 37
Series 2006-R007 Class ZA
6.000% due 05/15/36 115 124
Series 2010-3632 Class PK
5.000% due 02/15/40 60 62
Series 2010-3653 Class B
4.500% due 04/15/30 100 103
Series 2012-4010 Class KM
3.000% due 01/15/42 42 41
Series 2017-4734 Class IO
Interest Only STRIPS
4.000% due 12/15/47 711 135
Series 2020-5008 Class IE
Interest Only STRIPS
2.000% due 09/25/50 860 105
Series 2020-5038 Class NI
Interest Only STRIPS
2.000% due 11/25/50 1,252 151
Series 2020-5050 Class IP
Interest Only STRIPS
3.000% due 10/25/50 2,267 369
Series 2020-5052 Class IO
Interest Only STRIPS
3.500% due 12/25/50 821 153
Series 2020-5052 Class KI
Interest Only STRIPS
4.000% due 12/25/50 996 172
Series 2021-5072 Class IQ
Interest Only STRIPS
3.500% due 10/25/50 1,277 220
Series 2021-5072 Class QI
Interest Only STRIPS
3.500% due 10/25/50 985 179
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIPS
2.500% due 09/20/50 433 57
Series 2020-146 Class EI
Interest Only STRIPS
2.500% due 10/20/50 1,276 177
Series 2020-160 Class GI
Interest Only STRIPS
2.000% due 10/20/50 2,172 236
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-167 Class BI
Interest Only STRIPS
2.500% due 11/20/50 1,358 175
Series 2020-167 Class IA
Interest Only STRIPS
2.500% due 11/20/50 2,503 320
Series 2020-167 Class IW
Interest Only STRIPS
2.000% due 11/20/50 1,560 169
Series 2020-173 Class MI
Interest Only STRIPS
2.500% due 11/20/50 4,667 616
Series 2021-1 Class AI
Interest Only STRIPS
2.000% due 01/20/51 898 116
Series 2021-1 Class PI
Interest Only STRIPS
2.500% due 12/20/50 495 65
Series 2021-9 Class MI
Interest Only STRIPS
2.500% due 01/20/51 1,348 177
Series 2021-23 Class IA
Interest Only STRIPS
2.500% due 02/20/51 1,007 128
Series 2021-23 Class KI
Interest Only STRIPS
3.000% due 02/20/51 736 115
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,126
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 535
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 1,101
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,160 1,090
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 108 103
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 155 146
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,832 3,562
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 3,879 3,617
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,450 3,214
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 3,134 2,851
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,442 1,312
Series 2022-3 Class A4A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 08/25/52 (~)(Ê)(Þ) 3,205 2,918
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,509 1,415
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,275 2,217
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,321
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 143
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 24
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 440 421
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 973 917
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 510 499
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 72 68
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,295 2,148
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 409 333
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 1,045 966
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 116 114
119,939
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 103
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 117
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 139
3.006% due 05/15/50 220 166
State of California General Obligation
Unlimited
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.300% due 10/01/39 10 13
538
Non-US Bonds - 5.8%
Alba PLC
Series 2006-2 Class A3A
0.363% due 12/15/38 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 492 571
Andorra Government International Bond
Series EMTN
1.250% due 05/06/31 EUR 4,400 3,942
Banna RMBS DAC
Series 2019-1 Class B
1.809% due 12/30/63 (SONIA  +
1.750%)(Ê) GBP 500 603
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 838 604
6.375% due 07/15/26 EUR 1,013 568
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 456 379
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/30 BRL 1,200 951
Bundesrepublik Deutschland
Bundesanleihe
1.125% due 02/15/32 EUR 920 847
China Government International Bond
0.625% due 11/17/33 EUR 1,360 1,093
0.625% due 11/25/35 EUR 174 130
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê) GBP 628 752
European Union
Series NGEU
0.282% due 07/04/31 EUR 1,616 1,417
0.400% due 02/04/37 EUR 972 779
0.450% due 07/04/41 EUR 1,349 984
Eurosail PLC
Series 2006-4X Class A3C
0.946% due 12/10/44 (GBP 3 Month
LIBOR + 0.160%)(Ê) GBP 55 66
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 517 609
Eurosail -UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê) GBP 661 782
Indonesia Government International
Bond
Series FR87

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 02/15/31 IDR 7,466,000 478
Italy Buoni Poliennali Del Tesoro
0.500% due 07/15/28 EUR 1,124 1,036
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 907,950 6,952
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 1,123 1,106
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 13,850 653
Mexico Government International Bond
2.125% due 10/25/51 EUR 2,058 1,179
4.000% due 03/15/15 EUR 1,011 743
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 578 677
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 2,358 2,319
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (GBP 3 Month
LIBOR + 0.240%)(Ê) GBP 1,531 1,771
Series 2006-12X Class A2A
0.342% due 11/15/38 (SONIA  +
0.359%)(Ê) GBP 928 1,076
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 51,280 2,216
Series REGS
7.190% due 09/12/24 MXN 66,598 3,039
Republic of South Africa Government
Bond
Series 2037
8.500% due 01/31/37 ZAR 44,712 2,171
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 353 415
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA  +
0.269%)(Ê) GBP 425 496
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 783 909
Romania Government International Bond
Series REGS
2.875% due 05/26/28 EUR 198 177
1.750% due 07/13/30 EUR 627 467
2.124% due 07/16/31 EUR 213 158
3.875% due 10/29/35 EUR 166 129
3.375% due 02/08/38 EUR 137 96
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 12/02/40 EUR 1,465 891
2.750% due 04/14/41 EUR 1,124 686
2.875% due 04/13/42 EUR 1,166 714
4.625% due 04/03/49 EUR 293 218
3.375% due 01/28/50 EUR 614 380
Taurus CMBS
Series 2021-UK4A Class B
1.655% due 08/17/31 (SONIA  +
1.500%)(Ê)(Þ) GBP 478 551
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
1.992% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 496 576
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 885 1,073
Towd Point Mortgage Funding 2019 -
Granite4 PLC
Series 2019-GR4A Class A1
1.111% due 10/20/51 (GBP 3 Month
LIBOR + 1.025%)(Ê)(Þ) GBP 2,130 2,584
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (SONIA  +
0.950%)(Ê)(Þ) GBP 828 1,006
52,019
United States Government Treasuries - 17.8%
United States Treasury Notes
0.125% due 07/15/23 3,460 3,360
1.250% due 07/31/23 2,700 2,651
1.625% due 10/31/23 4,360 4,285
2.125% due 11/30/23 3,870 3,826
0.125% due 01/15/24 18,549 17,755
0.250% due 05/15/24 3,750 3,564
1.250% due 08/31/24 3,615 3,483
2.000% due 02/15/25 3,895 3,795
0.375% due 04/30/25 2,421 2,247
2.125% due 05/15/25 3,485 3,400
2.750% due 05/15/25 180 179
2.875% due 06/15/25 50 50
0.250% due 06/30/25 2,391 2,201
2.000% due 08/15/25 4,068 3,941
0.250% due 09/30/25 1,886 1,723
3.000% due 10/31/25 2,925 2,920
2.250% due 11/15/25 3,660 3,565
1.625% due 02/15/26 3,338 3,173
2.250% due 03/31/26 2,855 2,774
1.625% due 05/15/26 3,050 2,890
1.500% due 08/15/26 6,980 6,555
2.375% due 05/15/27 3,125 3,025
0.500% due 05/31/27 6,160 5,440
0.375% due 07/31/27 1,822 1,593
0.750% due 01/31/28 3,272 2,882
2.750% due 02/15/28 4,612 4,531
2.875% due 05/15/28 909 898

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 08/15/28 3,410 3,368
3.125% due 11/15/28 3,397 3,404
5.250% due 11/15/28 4,825 5,428
2.375% due 05/15/29 2,630 2,520
1.750% due 11/15/29 3,692 3,388
0.625% due 08/15/30 6,577 5,453
0.875% due 11/15/30 6,182 5,220
1.125% due 05/15/40 2,905 2,022
1.125% due 08/15/40 2,972 2,053
1.375% due 11/15/40 2,804 2,019
1.875% due 02/15/41 4,783 3,751
2.750% due 11/15/42 1,365 1,222
2.875% due 05/15/43 1,490 1,359
3.625% due 02/15/44 1,949 2,000
3.125% due 08/15/44 1,425 1,350
2.875% due 08/15/45 1,365 1,240
3.000% due 05/15/47 1,424 1,331
2.750% due 11/15/47 2,010 1,801
3.000% due 02/15/48 1,784 1,681
3.125% due 05/15/48 1,828 1,769
3.375% due 11/15/48 1,984 2,016
2.875% due 05/15/49 2,170 2,023
2.375% due 11/15/49 2,552 2,155
1.250% due 05/15/50 4,930 3,137
2.000% due 08/15/51 800 618
159,034
Total Long-Term Investments
(cost
$785,187
) 707,272
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services Capital,
LP (Æ)(Š)
1,760
—
Total Common Stocks
(cost $44) —
Short-Term Investments - 18.2%
Aetna, Inc.
2.750% due 11/15/22 50 50
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 740 736
Continental Resources, Inc.
4.500% due 04/15/23 120 120
DISH DBS Corp.
5.000% due 03/15/23 380 362
Federal Home Loan Bank Discount
Notes
0.000% due 07/01/22 (ç)(ž) 500 500
Ford Motor Credit Co. LLC
Series FXD
3.350% due 11/01/22 200 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
General Motors Financial Co., Inc.
4.250% due 05/15/23 10 10
International Lease Finance Corp.
5.875% due 08/15/22 410 411
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 200 199
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 1,300,000 9,591
Japan 20 Year Government International
Bond
Series 61
1.000% due 03/20/23 JPY 1,460,200 10,848
Newell Brands, Inc.
3.850% due 04/01/23 40 40
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ)(ç) 4 4
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 390 277
Service Properties Trust
4.500% due 06/15/23 160 149
Southwest Airlines Co.
4.750% due 05/04/23 440 443
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 23 23
U.S. Cash Management Fund(@) 127,669,262(∞) 127,616
United States Treasury Notes
1.750% due 05/15/23 4,440 4,397
0.125% due 05/31/23 1,020 995
2.750% due 05/31/23 80 80
1.375% due 06/30/23 5,420 5,337
Western Midstream Operating, LP
2.621% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 180 179
Total Short-Term Investments
(cost $165,838) 162,566
Total Investments - 97.3%
(identified cost $951,069) 869,838
Other Assets and Liabilities,
Net - 2.7%
24,108
Net Assets - 100.0%
893,946

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.3%
ABN AMRO Bank NV 02/04/22 861,000 105.95 912
857
Abu Dhabi National Energy Co. PJSC 04/15/21 200,000 108.75 217
201
Adani Ports & Special Economic Zone, Ltd. 09/10/21 515,000 103.40 533
502
African Export-Import Bank (The) 05/10/21 1,530,000 100.00 1,530
1,350
Air Liquide Finance SA 07/13/21 916,000 102.08 935
905
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.09 717
655
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
American Airlines Group, Inc. 04/12/21 160,000 103.62 166
147
American Airlines Group, Inc. 04/12/21 40,000 106.33 43
34
American Airlines Group, Inc. 05/31/22 190,000 113.13 215
197
American Transmission Systems, Inc. 11/29/21 190,000 99.74 190
161
Americo Life, Inc. 04/12/21 70,000 99.75 70
57
AmFam Holdings, Inc. 04/09/21 100,000 103.43 103
80
AmFam Holdings, Inc. 04/12/21 120,000 100.14 120
101
Anglo American Capital PLC 04/12/21 360,000 111.31 401
350
Anglo American Capital PLC 02/03/22 881,000 103.08 908
864
AP Moller - Maersk A/S 06/02/22 828,000 100.60 833
826
Arbor Realty CLO, Ltd. 05/26/21 1,029,000 100.00 1,029
1,000
Arbor Realty CLO, Ltd. 04/29/22 1,223,000 98.79 1,208
1,183
Arbor Realty Collateralized Loan Obligation, Ltd. 01/26/22 3,050,000 100.00 3,049
2,973
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,638,000 100.00 2,637
2,581
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 5,030,000 100.00 5,029
4,814
Ares LXI CLO, Ltd. 08/20/21 4,022,000 100.00 4,021
3,878
Australia & New Zealand Banking Group, Ltd. 01/06/22 871,000 104.99 914
872
Aviation Capital Group LLC 04/13/21 170,000 108.59 185
169
Avolon Holdings Funding, Ltd. 04/12/21 150,000 100.65 151
138
Avolon Holdings Funding, Ltd. 04/12/21 20,000 103.22 21
19
Banco de Credito del Peru 03/03/22 946,000 94.70 896
829
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 101.87 724
702
Banco Internacional del Peru SAA Interbank 09/09/21 928,000 101.74 944
852
Banco Mercantil del Norte SA 04/09/21 240,000 117.44 282
232
Banco Santander Chile 01/06/22 703,000 101.84 716
672
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 06/03/22 810,000 102.64 831
813
Bank of China, Ltd. 04/12/21 833,000 107.85 898
852
Bayer US Finance II LLC 06/18/21 961,000 104.23 1,002
959
Bayer US Finance LLC 08/02/18 726,000 100.29 728
708
BBVA Bancomer SA 10/07/21 862,000 105.70 911
856
BDS, Ltd. 05/14/21 1,558,000 100.00 1,558
1,494
BDS, Ltd. 04/04/22 3,822,000 100.00 3,822
3,715
Bellemeade Re, Ltd. 02/08/21 536,564 101.12 543
537
Bellemeade Re, Ltd. 04/13/21 1,780,000 100.62 1,791
1,743
Bellemeade Re, Ltd. 04/23/21 568,145 100.93 573
566
Bellemeade Re, Ltd. 06/11/21 2,308,028 100.00 2,308
2,268
Bellemeade Re, Ltd. 06/11/21 1,759,000 100.11 1,761
1,689
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,379
2,318
Bellemeade Re, Ltd. 01/12/22 2,224,000 100.50 2,235
2,182
Bermuda Government International Bond 04/12/21 380,000 98.59 375
317
Berry Petroleum Corp. 04/13/21 350,000 98.63 345
308
Bharti Airtel, Ltd. 09/13/21 877,000 106.85 937
873
Blackstone Holdings Finance Co. LLC 01/03/22 220,000 99.71 219
160
BNP Paribas SA 08/07/18 200,000 99.64 199
191
BNP Paribas SA 06/02/20 680,000 101.61 691
628
BNP Paribas SA 06/10/20 722,000 108.28 782
707
BNP Paribas SA 04/09/21 400,000 91.43 366
276
BNP Paribas SA 06/23/21 210,000 100.00 210
185
BNP Paribas SA 09/08/21 270,000 100.00 270
226
BOC Aviation USA Corp. 05/06/21 200,000 100.12 200
192
BPCE SA 10/12/21 300,000 100.00 300
242
Broadcom, Inc. 04/12/21 290,000 99.89 290
220
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.86 2,670
2,506
BX Commercial Mortgage Trust 12/17/21 1,201,050 99.98 1,201
1,159
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.12 988
940

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.92 3,419
2,779
Cameron LNG LLC 04/09/21 30,000 107.63 32
25
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.64 10
8
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,568
Cheniere Energy Partners, LP 09/13/21 210,000 100.00 210
165
Chesapeake Energy Corp. 05/12/22 130,000 99.26 129
124
CHS/Community Health Systems, Inc. 04/12/21 140,000 103.51 145
90
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,404
1,320
Comision Federal de Electricidad 04/12/21 200,000 97.09 194
153
Commonwealth Bank of Australia 04/09/21 200,000 105.14 210
163
Commonwealth Bank of Australia 04/12/21 200,000 98.13 196
163
Continental Resources, Inc. 11/09/21 80,000 100.00 80
71
Continental Resources, Inc. 11/09/21 120,000 99.93 120
94
Cooperatieve Rabobank UA 03/30/22 360,000 100.00 360
325
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,145
Coterra Energy, Inc. 04/11/17 260,000 102.09 265
249
Coterra Energy, Inc. 02/13/19 150,000 105.28 158
150
Coterra Energy, Inc. 12/04/19 330,000 107.17 354
324
Credicorp , Ltd. 04/12/21 922,000 101.04 932
856
Credit Agricole SA 06/11/20 734,000 105.90 777
722
Credit Agricole SA 03/03/22 928,000 97.37 904
853
Credit Agricole SA 06/13/22 200,000 104.63 209
205
Credit Suisse Group AG 07/07/20 699,000 109.39 765
653
Credit Suisse Group AG 04/14/21 200,000 107.41 215
185
Credit Suisse Group AG 04/14/21 360,000 108.48 391
297
Credit Suisse Group AG 05/10/21 480,000 100.00 480
382
Credit Suisse Group AG 03/07/22 200,000 98.00 196
174
Credit Suisse Group AG 03/21/22 200,000 92.38 185
154
Credit Suisse Group AG 06/16/22 950,000 100.00 950
970
Credit Suisse Mortgage Trust 05/28/19 1,282,000 100.00 1,282
1,230
CSL UK Holdings, Ltd. 04/20/22 100,000 99.65 100
98
CSL UK Holdings, Ltd. 04/20/22 50,000 99.71 50
48
CSL UK Holdings, Ltd. 04/20/22 120,000 99.79 120
118
CSL UK Holdings, Ltd. 04/20/22 60,000 99.90 60
59
DAE Funding LLC 06/15/21 220,000 99.61 219
206
Daimler Trucks Finance NA LLC 05/05/22 876,000 95.24 834
824
Danone SA 04/22/19 718,000 100.04 718
709
Danske Bank A/S 09/17/19 200,000 101.02 202
199
Danske Bank A/S 09/07/21 200,000 100.00 200
175
Danske Bank A/S 03/03/22 935,000 96.43 902
861
Danske Bank A/S 03/28/22 200,000 100.00 200
197
Danske Bank A/S 03/28/22 1,100,000 100.43 1,105
1,043
DBGS Mortgage Trust 04/03/19 985,000 101.20 997
831
DCP Midstream Operating, LP 12/11/19 50,000 107.49 54
49
Delta Air Lines, Inc. 05/11/20 280,000 98.41 276
283
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 250,000 101.83 255
243
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 670,000 103.22 692
633
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 239,861 100.51 241
231
DISH DBS Corp. 11/10/21 150,000 100.00 150
111
Dryden 85 CLO, Ltd. 09/20/21 1,159,000 100.00 1,159
1,117
E.ON International Finance BV 12/02/20 621,000 143.95 894
678
Eagle Re, Ltd. 01/27/20 272,318 100.00 272
271
Eagle Re, Ltd. 12/17/20 732,000 100.22 734
725
Eagle Re, Ltd. 04/09/21 1,268,000 100.00 1,268
1,264
Eagle Re, Ltd. 10/29/21 1,515,000 100.00 1,515
1,463
Elmwood CLO 15, Ltd. 03/08/22 2,723,000 99.41 2,707
2,627
ELP Commercial Mortgage Trust 11/01/21 926,000 99.62 923
882
Enel Finance International NV 01/05/18 706,000 100.81 712
653
Eni SpA 08/04/21 892,000 103.88 927
888
EnLink Midstream LLC 04/13/21 180,000 99.66 179
165
EQM Midstream Partners, LP 05/31/22 160,000 100.00 160
154
EQT Corp. 05/10/21 30,000 100.00 30
26
EQT Corp. 05/10/21 80,000 96.33 77
75
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 50,000 110.65 55
51

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
First Quantum Minerals, Ltd. 04/12/21 200,000 102.89 206
189
First Quantum Minerals, Ltd. 04/13/21 280,000 107.75 302
250
Florida Gas Transmission Co. LLC 09/15/21 520,000 99.93 520
422
Fresnillo PLC 04/09/21 260,000 98.43 256
191
Genting New York LLC 04/13/21 440,000 100.28 441
394
Glencore Funding LLC 10/12/16 40,000 100.48 40
40
Glencore Funding LLC 09/13/17 220,000 100.34 221
212
Glencore Funding LLC 01/16/19 50,000 95.84 48
47
Glencore Funding LLC 03/05/19 550,000 101.60 559
547
Glencore Funding LLC 04/13/21 140,000 100.34 140
128
Glencore Funding LLC 09/15/21 70,000 99.79 70
56
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 1,147,000 100.00 1,147
1,102
GoodLeap Sustainable Home Improvements 10/21/21 1,016,359 99.99 1,016
882
GoodLeap Sustainable Home Solutions Trust 01/24/22 935,239 99.98 935
837
Grupo Bimbo SAB de CV 11/04/21 879,000 105.07 924
868
Hana Bank 01/04/22 874,000 106.04 927
878
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 04/28/22 850,000 96.96 824
762
HGI CRE CLO, Ltd. 05/06/21 2,190,000 100.03 2,191
2,112
HGI CRE CLO, Ltd. 09/17/21 2,486,000 100.00 2,485
2,371
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 103.63 520
485
Hilton USA Trust 11/22/16 600,000 84.46 507
535
Hilton USA Trust 11/22/16 1,240,000 95.78 1,188
1,126
HMH Trust 06/09/17 1,170,000 99.98 1,170
1,101
HOM RE, Ltd. 01/28/21 240,130 100.00 240
240
Hospitality Mortgage Trust 05/16/19 1,159,974 100.00 1,160
1,090
ICICI Bank, Ltd. 09/06/18 782,000 100.90 789
769
ING Bank NV 04/16/21 754,000 106.11 800
767
Intercorp Financial Services, Inc. 03/03/22 938,000 96.34 904
847
International Flavors & Fragrances, Inc. 06/02/22 919,000 91.68 843
829
Intesa Sanpaolo SpA 01/05/18 200,000 99.97 200
199
Intesa Sanpaolo SpA 05/24/21 200,000 100.00 200
135
Intesa Sanpaolo SpA 05/24/21 210,000 100.08 210
154
Intesa Sanpaolo SpA 06/14/22 200,000 95.19 190
191
Jordan Government International Bond 06/14/22 230,000 92.47 213
207
JPMorgan Mortgage Trust 06/05/20 107,520 103.05 111
103
JPMorgan Mortgage Trust 03/30/21 155,158 102.10 158
146
JPMorgan Mortgage Trust 04/26/21 3,832,365 102.73 3,937
3,562
JPMorgan Mortgage Trust 05/24/21 3,879,284 102.82 3,989
3,617
JPMorgan Mortgage Trust 06/24/21 3,449,780 102.55 3,538
3,214
JPMorgan Mortgage Trust 01/26/22 3,134,071 99.10 3,106
2,851
JPMorgan Mortgage Trust 02/24/22 1,441,785 97.49 1,406
1,312
JPMorgan Mortgage Trust 03/23/22 3,205,440 96.04 3,079
2,918
JPMorgan Mortgage Trust 04/27/22 1,508,722 95.57 1,442
1,415
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
176
KKR Group Finance Co. II LLC 02/20/15 10,000 109.09 11
10
KKR Group Finance Co. II LLC 12/01/21 30,000 99.68 30
21
Kookmin Bank 08/05/21 913,000 106.07 968
874
Kyndryl Holdings, Inc. 10/07/21 230,000 98.70 227
152
Kyndryl Holdings, Inc. 10/07/21 320,000 99.76 319
237
LCM XXIII, Ltd. 01/29/20 1,011,529 100.00 1,012
996
Lithia Motors, Inc. 06/04/21 120,000 102.94 124
102
Lithia Motors, Inc. 06/07/21 110,000 104.80 115
101
Lukoil International Finance BV 10/19/21 350,000 100.00 350
212
Madison Park Euro Funding IX DAC 06/09/21 EUR 1,123,000 121.77 1,367
1,106
Madison Park Funding XLVIII, Ltd. 01/15/21 1,158,000 100.00 1,158
1,132
Madison Park Funding XVIII, Ltd. 12/01/21 1,922,000 100.00 1,922
1,887
Magallanes, Inc. 03/09/22 140,000 100.00 140
125
Magallanes, Inc. 03/09/22 900,000 100.00 900
755
Magallanes, Inc. 03/09/22 760,000 100.00 760
647
Magnetite XXXIII, Ltd. 05/23/22 3,892,903 100.00 3,892
3,832
Mars, Inc. 04/09/21 240,000 93.67 225
175
Massachusetts Mutual Life Insurance Co. 04/09/21 70,000 100.36 70
54
MEG Energy Corp. 04/12/21 140,000 104.58 146
141

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Meituan 03/03/22 976,000 92.32 901
879
Melco Resorts Finance, Ltd. 04/12/21 240,000 105.05 252
144
MF1 LLC 05/13/22 3,993,000 99.01 3,954
3,931
MHC Commercial Mortgage Trust 04/06/21 2,275,000 99.77 2,270
2,217
Midwest Connector Capital Co. LLC 03/03/22 863,000 103.24 891
814
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 300,000 104.14 312
295
Mondelez International Holdings Netherlands BV 08/09/21 690,000 103.18 712
668
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.44 24
24
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 1.63 143
143
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.52 1,463
1,321
Motiva Enterprises LLC 03/03/22 788,000 115.18 908
755
Nestle Holdings, Inc. 05/05/22 882,000 94.66 835
832
Neuberger Berman CLO XV, Ltd. 08/31/21 2,766,000 100.00 2,765
2,719
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 589,000 100.14 590
580
New York Life Insurance Co. 04/09/21 150,000 107.77 162
123
New York Life Insurance Co. 04/09/21 50,000 120.84 60
43
NextEra Energy Operating Partners, LP 06/15/22 60,000 97.05 58
57
NGPL PipeCo LLC 09/26/19 553,000 127.11 703
602
Nippon Life Insurance Co. 04/09/21 250,000 96.22 241
202
Nissan Motor Acceptance Corp. 04/14/21 1,540,000 101.43 1,561
1,514
Nissan Motor Co., Ltd. 09/10/20 480,000 99.29 477
454
Nordea Bank Abp 04/16/21 913,000 110.57 1,010
876
Northwestern Mutual Life Insurance Co. (The) 04/09/21 480,000 101.69 488
366
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.99 83
60
NRG Energy, Inc. 04/12/21 390,000 99.95 390
335
NTT Finance Corp. 04/12/21 200,000 99.65 199
167
NTT Finance Corp. 01/05/22 950,000 99.08 941
903
NYACK Park CLO, Ltd. 09/02/21 5,290,000 100.00 5,289
5,110
Oaktown Re III, Ltd. 01/26/21 1,355,000 100.43 1,361
1,341
Oaktown Re VI, Ltd. 04/14/21 1,465,000 100.00 1,465
1,447
Oaktown Re VII, Ltd. 10/15/21 821,000 100.00 821
806
Oaktown Re, Ltd. 09/28/21 1,475,000 101.85 1,502
1,410
OCP SA 06/10/21 200,000 99.42 199
151
Oncor Electric Delivery Co. LLC 05/17/22 40,000 99.64 40
40
Oversea-Chinese Banking Corp., Ltd. 01/04/22 646,000 105.13 679
649
Panasonic Corp. 09/13/21 912,000 103.68 946
887
Paraguay Government International Bond 04/09/21 200,000 113.84 228
155
Park Aerospace Holdings, Ltd. 03/06/19 4,000 100.09 4
4
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 93.83 9
9
Petroleos del Peru SA 04/09/21 200,000 106.06 212
136
Preston Ridge Partners Mortgage LLC 12/01/20 439,738 100.00 440
421
Preston Ridge Partners Mortgage LLC 04/28/21 973,142 100.00 973
917
Prodigy Finance Designated Activity Co. 07/12/21 775,428 100.05 776
762
Prosus NV 02/03/21 909,000 100.68 915
565
Provincia de Buenos Aires 08/27/21 371,811 37.71 140
113
Provincia de Cordoba 04/12/21 230,000 65.09 150
148
Provincia de Cordoba 04/12/21 200,000 69.50 139
152
Radnor RE, Ltd. 01/21/20 509,709 100.00 510
499
Radnor RE, Ltd. 06/15/21 635,760 100.50 639
633
Radnor RE, Ltd. 11/05/21 1,014,000 100.00 1,014
1,004
Radnor RE, Ltd. 01/13/22 2,072,000 100.15 2,075
2,025
Reliance Industries, Ltd. 01/05/22 480,000 99.77 479
398
Reliance Industries, Ltd. 01/06/22 863,000 105.90 914
862
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.78 799
658
Riserva CLO, Ltd. 03/01/21 940,000 100.00 940
902
Roche Holdings, Inc. 06/02/22 842,000 99.56 838
827
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 09/21/21 160,000 100.00 160
132
SABIC Capital II BV 07/07/20 737,000 102.79 758
737
Sands China, Ltd. 09/09/21 200,000 99.81 200
146
Sands China, Ltd. 11/23/21 200,000 100.00 200
168
Santander UK Group Holdings PLC 03/05/19 701,000 101.44 711
692
Santander UK Group Holdings PLC 05/14/19 909,000 104.37 949
915
Saudi Arabian Oil Co. 04/11/22 908,000 94.09 854
838
Schlumberger Holdings Corp. 12/10/15 40,000 99.97 40
40

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sequoia Mortgage Trust 10/21/16 71,590 102.75 74
68
Sequoia Mortgage Trust 05/06/21 2,295,237 102.70 2,357
2,148
Siemens Financieringsmaatschappij NV 01/04/21 891,000 102.03 909
878
SK Hynix, Inc. 10/07/21 952,000 99.78 950
909
Sky, Ltd. 06/18/21 941,000 106.39 1,001
938
Sociedad Quimica y Minera de Chile SA 09/13/21 470,000 99.19 466
347
Societe Generale SA 12/11/19 700,000 103.05 721
703
SpringCastle America Funding LLC 09/16/20 2,234,436 100.04 2,235
2,074
Standard Chartered PLC 04/12/21 754,000 125.03 943
703
State Bank of India 10/05/21 883,000 104.85 926
888
SURA Asset Management SA 07/08/21 877,000 105.30 924
869
Suzano Austria GmbH 04/09/21 200,000 129.40 259
191
SYNNEX Corp. 07/29/21 510,000 99.95 510
476
TAL Advantage VII LLC 09/09/20 494,648 99.96 494
448
Taurus CMBS 07/28/21 GBP 478,136 139.09 665
551
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
576
Teachers Insurance & Annuity Association of America 06/14/16 140,000 111.55 156
134
Tencent Holdings, Ltd. 04/12/21 891,000 104.04 927
883
Tennessee Gas Pipeline Co. LLC 02/19/20 630,000 97.34 613
544
Tesco PLC 09/03/20 623,000 128.58 801
646
Towd Point Mortgage Funding 2019 - Granite4 PLC 06/22/22 GBP 2,129,922 122.65 2,612
2,584
Towd Point Mortgage Trust 08/17/20 1,991,488 101.76 2,027
1,887
UBS Group AG 01/28/19 460,000 100.22 461
448
UBS Group AG 04/09/21 200,000 124.22 248
190
UBS Group AG 01/04/22 200,000 100.00 200
151
United Airlines, Inc. 04/14/21 30,000 101.30 30
25
United Airlines, Inc. 03/30/22 330,000 98.66 326
291
Valeant Pharmaceuticals International, Inc. 05/13/22 160,000 92.73 148
141
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 827,780 138.65 1,148
1,006
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.46 207
154
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 200,000 104.30 209
193
Wells Fargo Mortgage Backed Securities Trust 04/23/21 1,044,585 102.41 1,070
966
WinWater Mortgage Loan Trust 03/29/17 116,410 102.22 119
114
Woori Bank 04/22/20 734,000 102.97 756
742
Wynn Macau, Ltd. 12/15/20 310,000 103.20 320
191
Wynn Macau, Ltd. 03/23/22 200,000 91.32 183
138
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 210,000 106.11 223
204
ZF NA Capital, Inc. 06/03/22 670,000 95.19 638 618
217,162
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 248 AUD 29,486 09/22
(3)
Canadian 10 Year Government Bond Futures 34 CAD 4,216 09/22
(113)
Euro- Buxl 30 Year Bond Futures 14 EUR 2,290 09/22
12
United States 2 Year Treasury Note Futures 354 USD 74,345 09/22
(435)
United States 5 Year Treasury Note Futures 971 USD 108,996 09/22
(813)
United States 10 Year Treasury Note Futures 1,023 USD 121,257 09/22
(626)
United States 10 Year Ultra Treasury Note Futures 596 USD 75,915 09/22
582
United States Treasury Ultra Bond Futures 395 USD 59,913 09/22 (1,132)
Short Positions
Canadian 10 Year Government Bond Futures 64 CAD 7,935 09/22
194

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro- Bobl Futures 8 EUR 994 09/22
11
Euro- Btp Futures 25 EUR 3,078 09/22
(175)
Euro-Bund Futures 62 EUR 9,224 09/22
92
Euro-Schatz Futures 10 EUR 1,091 09/22
4
Japanese 10 Year Government Bond Futures 14 JPY 2,080,541 09/22
57
Long Gilt Futures 68 GBP 7,751 09/22
323
United States 2 Year Treasury Note Futures 269 USD 56,494 09/22
212
United States 5 Year Treasury Note Futures 20 USD 2,245 09/22
5
United States 10 Year Treasury Note Futures 88 USD 10,431 09/22
90
United States 10 Year Ultra Treasury Note Futures 3 USD 382 09/22
(3)
United States Treasury Ultra Bond Futures 80 USD 11,420 09/22 8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,710)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Australia and New Zealand Banking Group USD 3,143 EUR 3,012 07/15/22 15
Bank of America USD 7,454 AUD 10,838 07/07/22 27
Bank of America USD 139 GBP 110 08/19/22 (5)
Bank of America USD 100 NOK 988 07/07/22 —
Bank of America USD 7,314 NOK 72,302 07/07/22 27
Bank of America AUD 10,838 USD 7,870 07/07/22 389
Bank of America EUR 11,216 USD 12,151 07/15/22 391
Bank of America GBP 13,813 USD 16,895 08/19/22 67
Bank of America NOK 73,290 USD 7,815 07/07/22 374
Bank of America NOK 72,302 USD 7,318 08/08/22 (28)
Citigroup USD 109 AUD 145 07/19/22 (8)
Citigroup USD 1,190 AUD 1,714 07/27/22 (7)
Citigroup USD 1,200 AUD 1,666 07/27/22 (50)
Citigroup USD 518 CAD 654 07/27/22 (11)
Citigroup USD 1,190 CLP 1,077,719 07/27/22 (21)
Citigroup USD 570 CNY 3,852 07/27/22 5
Citigroup USD 570 CNY 3,853 07/27/22 6
Citigroup USD 102 CZK 2,404 07/27/22 —
Citigroup USD 216 EUR 200 07/27/22 (6)
Citigroup USD 230 EUR 217 07/27/22 (2)
Citigroup USD 304 EUR 287 07/27/22 (3)
Citigroup USD 307 EUR 285 07/27/22 (8)
Citigroup USD 319 EUR 296 07/27/22 (9)
Citigroup USD 329 EUR 301 07/27/22 (12)
Citigroup USD 336 EUR 322 07/27/22 2
Citigroup USD 374 EUR 356 07/27/22 (1)
Citigroup USD 391 EUR 372 07/27/22 (1)
Citigroup USD 431 EUR 406 07/27/22 (5)
Citigroup USD 452 EUR 432 07/27/22 —
Citigroup USD 595 EUR 554 07/27/22 (14)
Citigroup USD 595 EUR 554 07/27/22 (14)
Citigroup USD 1,046 EUR 991 07/27/22 (6)
Citigroup USD 1,114 EUR 1,057 07/27/22 (4)
Citigroup USD 1,430 EUR 1,349 07/27/22 (14)
Citigroup USD 2,241 EUR 2,050 07/27/22 (90)
Citigroup USD 3,334 EUR 3,050 07/27/22 (134)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 5,749 GBP 4,574 07/07/22 (181)
Citigroup USD 198 GBP 163 07/27/22 —
Citigroup USD 1,222 GBP 975 07/27/22 (35)
Citigroup USD 5,472 GBP 4,500 08/08/22 9
Citigroup USD 6 HUF 2,283 07/27/22 —
Citigroup USD 1,040 ILS 3,533 07/27/22 (27)
Citigroup USD 1,187 ILS 3,837 07/27/22 (87)
Citigroup USD 233 INR 18,171 07/27/22 (4)
Citigroup USD 267 INR 20,752 07/27/22 (4)
Citigroup USD 310 INR 24,324 07/27/22 (3)
Citigroup USD 556 INR 43,219 07/27/22 (9)
Citigroup USD 634 INR 49,703 07/27/22 (6)
Citigroup USD 654 INR 50,950 07/27/22 (11)
Citigroup USD 835 INR 65,457 07/27/22 (8)
Citigroup USD 3,673 JPY 498,940 07/07/22 5
Citigroup USD 125 JPY 16,200 07/27/22 (6)
Citigroup USD 1,190 JPY 150,376 07/27/22 (80)
Citigroup USD 1,190 JPY 152,799 07/27/22 (62)
Citigroup USD 320 MXN 6,438 07/19/22 (1)
Citigroup USD 173 MXN 3,534 07/27/22 2
Citigroup USD 284 MXN 5,756 07/27/22 1
Citigroup USD 284 MXN 5,767 07/27/22 2
Citigroup USD 286 MXN 5,813 07/27/22 2
Citigroup USD 473 MXN 9,595 07/27/22 2
Citigroup USD 473 MXN 9,616 07/27/22 3
Citigroup USD 600 MXN 12,027 07/27/22 (4)
Citigroup USD 600 MXN 11,880 07/27/22 (12)
Citigroup USD 3,888 NZD 5,934 07/07/22 (182)
Citigroup USD 32 NZD 50 07/27/22 (1)
Citigroup USD 3,639 NZD 5,843 08/08/22 9
Citigroup USD 1,800 PHP 94,653 07/27/22 (81)
Citigroup USD 36 PLN 164 07/27/22 —
Citigroup USD — SEK 1 07/27/22 —
Citigroup USD 302 SEK 2,972 07/27/22 (12)
Citigroup USD 630 THB 21,685 07/27/22 (16)
Citigroup USD 1,195 THB 40,303 07/27/22 (54)
Citigroup USD 31 ZAR 497 07/27/22 (1)
Citigroup USD 92 ZAR 1,479 07/27/22 (2)
Citigroup USD 93 ZAR 1,501 07/27/22 (1)
Citigroup USD 107 ZAR 1,643 07/27/22 (6)
Citigroup USD 107 ZAR 1,640 07/27/22 (6)
Citigroup USD 138 ZAR 2,218 07/27/22 (2)
Citigroup USD 138 ZAR 2,216 07/27/22 (2)
Citigroup USD 173 ZAR 2,667 07/27/22 (10)
Citigroup USD 174 ZAR 2,752 07/27/22 (6)
Citigroup USD 208 ZAR 3,268 07/27/22 (7)
Citigroup USD 208 ZAR 3,265 07/27/22 (7)
Citigroup USD 213 ZAR 3,282 07/27/22 (12)
Citigroup USD 231 ZAR 3,692 07/27/22 (4)
Citigroup USD 231 ZAR 3,693 07/27/22 (4)
Citigroup USD 266 ZAR 4,284 07/27/22 (4)
Citigroup USD 801 ZAR 12,870 07/27/22 (12)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup AUD 162 USD 116 07/27/22 4
Citigroup AUD 1,664 USD 1,190 07/27/22 41
Citigroup BRL 4,795 USD 937 08/02/22 29
Citigroup CAD 1,055 USD 823 07/27/22 3
Citigroup CNY 2,691 USD 416 07/27/22 14
Citigroup CNY 5,074 USD 784 07/27/22 26
Citigroup CZK 1,661 EUR 67 07/27/22 —
Citigroup CZK 1,975 EUR 77 07/27/22 (6)
Citigroup CZK 2,064 EUR 80 07/27/22 (6)
Citigroup CZK 2,608 EUR 105 07/27/22 —
Citigroup CZK 3,339 EUR 130 07/27/22 (9)
Citigroup CZK 3,442 EUR 134 07/27/22 (10)
Citigroup CZK 3,715 EUR 144 07/27/22 (11)
Citigroup CZK 4,144 EUR 167 07/27/22 1
Citigroup CZK 4,160 EUR 167 07/27/22 —
Citigroup CZK 13,943 EUR 560 07/27/22 (2)
Citigroup CZK 14,956 EUR 603 07/27/22 2
Citigroup CZK 21,034 EUR 845 07/27/22 (3)
Citigroup CZK 2,404 USD 102 07/27/22 1
Citigroup EUR 100 CZK 2,526 07/27/22 4
Citigroup EUR 199 CZK 5,066 07/27/22 9
Citigroup EUR 205 CZK 5,189 07/27/22 8
Citigroup EUR 239 CZK 6,058 07/27/22 9
Citigroup EUR 299 CZK 7,449 07/27/22 1
Citigroup EUR 321 CZK 8,137 07/27/22 13
Citigroup EUR 359 CZK 9,087 07/27/22 14
Citigroup EUR 820 CZK 20,463 07/27/22 8
Citigroup EUR 3 HUF 1,038 07/27/22 —
Citigroup EUR 65 NOK 666 07/27/22 —
Citigroup EUR 162 NOK 1,666 07/27/22 (2)
Citigroup EUR 323 NOK 3,335 07/27/22 (1)
Citigroup EUR 67 PLN 315 07/27/22 —
Citigroup EUR 108 PLN 509 07/27/22 —
Citigroup EUR 167 PLN 788 07/27/22 —
Citigroup EUR 167 PLN 788 07/27/22 —
Citigroup EUR 601 PLN 2,831 07/27/22 (3)
Citigroup EUR 845 PLN 3,950 07/27/22 (16)
Citigroup EUR 64 USD 68 07/27/22 1
Citigroup EUR 90 USD 94 07/27/22 —
Citigroup EUR 125 USD 133 07/27/22 1
Citigroup EUR 158 USD 169 07/27/22 3
Citigroup EUR 200 USD 217 07/27/22 7
Citigroup EUR 200 USD 212 07/27/22 2
Citigroup EUR 220 USD 232 07/27/22 2
Citigroup EUR 249 USD 268 07/27/22 6
Citigroup EUR 430 USD 448 07/27/22 (3)
Citigroup EUR 554 USD 587 07/27/22 6
Citigroup EUR 800 USD 862 07/27/22 23
Citigroup EUR 920 USD 989 07/27/22 23
Citigroup EUR 1,359 USD 1,460 07/27/22 34
Citigroup EUR 2,250 USD 2,370 07/27/22 8
Citigroup EUR 3,754 USD 4,074 07/27/22 135

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 21,650 USD 23,476 07/27/22 755
Citigroup GBP 471 EUR 550 07/27/22 6
Citigroup GBP 697 EUR 835 07/27/22 56
Citigroup GBP 74 USD 90 07/07/22 —
Citigroup GBP 4,500 USD 5,468 07/07/22 (9)
Citigroup GBP 188 USD 236 07/27/22 8
Citigroup GBP 245 USD 319 07/27/22 21
Citigroup GBP 246 USD 307 07/27/22 8
Citigroup GBP 357 USD 435 07/27/22 1
Citigroup GBP 680 USD 887 07/27/22 59
Citigroup HUF 2,283 USD 6 07/27/22 —
Citigroup IDR 743,444 USD 52 07/19/22 2
Citigroup IDR 1,426,320 USD 99 07/19/22 4
Citigroup ILS 8 USD 2 07/27/22 —
Citigroup ILS 558 USD 168 07/27/22 8
Citigroup ILS 575 USD 173 07/27/22 8
Citigroup ILS 686 USD 207 07/27/22 10
Citigroup ILS 800 USD 241 07/27/22 12
Citigroup ILS 957 USD 289 07/27/22 14
Citigroup ILS 1,067 USD 322 07/27/22 16
Citigroup ILS 1,273 USD 370 07/27/22 5
Citigroup ILS 1,427 USD 430 07/27/22 21
Citigroup INR 18,230 USD 233 07/27/22 2
Citigroup INR 36,475 USD 465 07/27/22 5
Citigroup INR 39,340 USD 502 07/27/22 5
Citigroup INR 41,004 USD 524 07/27/22 6
Citigroup INR 52,797 USD 676 07/27/22 8
Citigroup INR 90,074 USD 1,150 07/27/22 12
Citigroup INR 136,024 USD 1,762 07/27/22 43
Citigroup JPY 10,754 USD 79 07/07/22 (1)
Citigroup JPY 488,187 USD 3,767 07/07/22 168
Citigroup JPY 142,077 USD 1,100 07/27/22 51
Citigroup JPY 156,419 USD 1,200 07/27/22 46
Citigroup JPY 1,476,000 USD 11,456 07/27/22 564
Citigroup JPY 2,254,656 USD 17,966 07/27/22 1,326
Citigroup JPY 498,940 USD 3,680 08/08/22 (5)
Citigroup MXN 3,196 USD 154 07/27/22 (5)
Citigroup MXN 3,899 USD 196 07/27/22 3
Citigroup MXN 3,903 USD 196 07/27/22 3
Citigroup MXN 7,820 USD 392 07/27/22 5
Citigroup MXN 11,257 USD 559 07/27/22 1
Citigroup MXN 12,717 USD 631 07/27/22 1
Citigroup MXN 23,333 USD 1,177 07/27/22 21
Citigroup MXN 54,758 USD 2,696 07/27/22 (16)
Citigroup MXN 54,758 USD 2,696 07/27/22 (17)
Citigroup NZD 91 USD 56 07/07/22 —
Citigroup NZD 5,843 USD 3,639 07/07/22 (10)
Citigroup PHP 17,462 USD 331 07/27/22 14
Citigroup PHP 23,254 USD 441 07/27/22 19
Citigroup PHP 24,708 USD 468 07/27/22 19
Citigroup PHP 29,082 USD 551 07/27/22 23
Citigroup PLN 365 EUR 77 07/27/22 (2)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup PLN 547 EUR 115 07/27/22 (3)
Citigroup PLN 548 EUR 115 07/27/22 (3)
Citigroup PLN 730 EUR 153 07/27/22 (4)
Citigroup PLN 912 EUR 191 07/27/22 (5)
Citigroup PLN 934 EUR 196 07/27/22 (3)
Citigroup PLN 1,367 EUR 287 07/27/22 (7)
Citigroup PLN 3,952 EUR 855 07/27/22 36
Citigroup SEK 467 EUR 45 07/27/22 4
Citigroup SEK 2,973 USD 312 07/27/22 21
Citigroup ZAR 5,649 USD 362 07/27/22 16
Citigroup ZAR 5,694 USD 365 07/27/22 15
Citigroup ZAR 5,974 USD 380 07/27/22 14
Citigroup ZAR 9,418 USD 603 07/27/22 26
Citigroup ZAR 18,382 USD 1,171 07/27/22 44
Citigroup ZAR 20,522 USD 1,256 07/27/22 (2)
Citigroup ZAR 24,856 USD 1,675 07/27/22 151
JPMorgan Chase USD 96 EUR 92 07/15/22 —
Morgan Stanley USD 242 BRL 1,155 07/19/22 (23)
Morgan Stanley USD 2,450 EUR 2,321 07/15/22 (16)
Morgan Stanley USD 1,320 EUR 1,205 07/19/22 (56)
State Street USD 3,685 CAD 4,752 07/07/22 7
State Street USD 3,893 CAD 4,906 07/07/22 (82)
State Street USD 1,920 EUR 1,789 07/07/22 (45)
State Street USD 114 EUR 106 07/15/22 (3)
State Street USD 1,818 EUR 1,741 08/08/22 11
State Street CAD 9,659 USD 7,501 07/07/22 (2)
State Street CAD 4,752 USD 3,685 08/08/22 (7)
State Street EUR 48 USD 50 07/07/22 —
State Street EUR 1,741 USD 1,814 07/07/22 (11)
State Street GBP 3 USD 4 07/01/22 —
UBS USD 485 CHF 462 07/07/22 (1)
UBS USD 11,091 CHF 10,588 07/07/22 1
UBS USD 2,495 EUR 2,387 07/15/22 9
UBS USD 114 GBP 94 08/19/22 —
UBS USD 421 GBP 347 08/19/22 2
UBS CHF 11,050 USD 11,543 07/07/22 (34)
UBS CHF 10,588 USD 11,113 08/08/22 (2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,621
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup GBP 3,780 3.085%
(3)
12 Month SONIA
(3)
07/27/24
— 37 37
Citigroup GBP 7,600 2.877%
(3)
12 Month SONIA
(3)
07/27/24
— 37 37
Citigroup GBP 8,820 3.073%
(3)
12 Month SONIA
(3)
07/27/24
— 84 84
Citigroup EUR 15,500 1.633%
(4)
6 Month EURIBOR
(3)
07/27/24
— 66 66
Citigroup EUR 19,600 6 Month EURIBOR
(3)
1.975%
(4)
07/27/24
— (222) (222)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup ZAR 110,453 3 Month JIBAR
(2)
6.465%
(2)
07/27/24
— 118 118
Citigroup EUR 2,500 6 Month EURIBOR
(3)
2.106%
(4)
07/27/27
— (36) (36)
Citigroup EUR 6,800 2.263%
(4)
6 Month EURIBOR
(3)
07/27/27
— 152 152
Citigroup EUR 1,080 1.651%
(4)
6 Month EURIBOR
(3)
07/27/32
— (56) (56)
Citigroup GBP 2,800 12 Month SONIA
(3)
2.568%
(3)
07/27/32
— (70) (70)
Citigroup EUR 4,800 2.480%
(4)
6 Month EURIBOR
(3)
07/27/32
— 133 133
Citigroup EUR 5,340 1.649%
(4)
6 Month EURIBOR
(3)
07/27/32
— (276) (276)
Citigroup CAD 8,000 3.390%
(3)
3 Month Canadian
Dealer Offered Rate
(3)
07/27/32
— (144) (144)
Citigroup GBP 12,100 12 Month SONIA
(3)
2.003%
(3)
07/27/32
— 427 427
Citigroup JPY 526,163 12 Month TONAR
(3)
0.509%
(3)
07/27/32
— (6) (6)
Citigroup JPY 537,553 12 Month TONAR
(3)
0.454%
(3)
07/27/32
— 15 15
Citigroup JPY 543,837 12 Month TONAR
(3)
0.540%
(3)
07/27/32
— (19) (19)
Citigroup EUR 2,040 6 Month EURIBOR
(3)
1.420%
(4)
07/27/52
— 274 274
Credit Suisse EUR 2,500 0.476%
(4)
6 Month EURIBOR
(3)
10/27/23
— — —
Credit Suisse EUR 900 0.336%
(4)
6 Month EURIBOR
(3)
10/27/26
— — —
Credit Suisse EUR 20,200 6 Month EURIBOR
(3)
0.273%
(4)
10/27/26
— — —
Credit Suisse EUR 1,000 0.040%
(4)
6 Month EURIBOR
(3)
10/27/31
— — —
Credit Suisse EUR 6,814 0.035%
(4)
6 Month EURIBOR
(3)
10/27/31 — — —
Total Open Interest Rate Swap Contracts (å) — 514 514
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Sell Protection
Reference Entity Counterparty Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade Index Bank of America USD 7,331 1.000%
(2)
06/20/27 53 (54) (1)
Total Open Credit Indices - Sell Protection Contracts 53 (54) (1)
Total Open Credit Default Swap Contracts (å) 53 (54) (1)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 20,643 $ —
$ —
$ 20,643 2.3
Corporate Bonds and Notes — 174,430 —
—
174,430 19.5
International Debt — 178,570 —
—
178,570 20.0
Loan Agreements — 2,099 —
—
2,099 0. 2
Mortgage-Backed Securities — 119,939 —
—
119,939 13.4
Municipal Bonds — 538 —
—
538 0.1
Non-US Bonds — 52,019 —
—
52,019 5.8
United States Government Treasuries — 159,034 —
—
159,034 17.8
Common Stocks
Technology — — — — —
Short-Term Investments — 34,950 — 127,616 162,566 18.2
Total Investments — 742,222 — 127,616 869,838 97.3
Other Assets and Liabilities, Net
2.7
100.0
Other Financial Instruments
Assets
Futures Contracts 1,590 — — — 1,590 0. 2
Foreign Currency Exchange Contracts 7 5,48 5 — — 5,49 2 0. 6
Interest Rate Swap Contracts — 1,343 — — 1,343 0. 2
A
Liabilities
Futures Contracts (3,300) — — — (3,300) (0.4)
Foreign Currency Exchange Contracts (13) (1,858) — — (1,871) (0.2)
Interest Rate Swap Contracts — (829) — — (829) (0.1)
Credit Default Swap Contracts — (1) — — (1) ( — )
*
Total Other Financial Instruments
**
$ (1,716) $ 4,140 $ — $ — $ 2,424
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2022, were less than 1% of net assets.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...............................................................................................
3,942
Argentina ............................................................................................
706
Australia .............................................................................................
3,541
Austria ................................................................................................
173
Belgium ..............................................................................................
3,540
Bermuda .............................................................................................
24,734
Brazil ..................................................................................................
2,206
Canada ................................................................................................
13,085
Cayman Islands ...................................................................................
42,249
Chile ...................................................................................................
2,211
China ..................................................................................................
4,765
Colombia .............................................................................................
2,005
Denmark .............................................................................................
3,301
Egypt ..................................................................................................
3,626
Finland ...............................................................................................
876
France .................................................................................................
7,586
Germany .............................................................................................
6,586
Hong Kong ..........................................................................................
144
India ...................................................................................................
4,292
Indonesia ............................................................................................
478
Ireland ................................................................................................
5,495
Israel ...................................................................................................
23
Italy ....................................................................................................
4,052
Japan ..................................................................................................
34,507
Jordan .................................................................................................
207
Kazakhstan .........................................................................................
176
Macao .................................................................................................
1,928
Malaysia ..............................................................................................
658
Mexico ................................................................................................
12,308
Morocco ..............................................................................................
151
Netherlands ........................................................................................
5,060
Nigeria ................................................................................................
777
Norway ................................................................................................
889
Panama ...............................................................................................
203
Paraguay .............................................................................................
155
Peru ....................................................................................................
4,522
Romania ..............................................................................................
3,916
Russia .................................................................................................
212
Saudi Arabia .......................................................................................
1,575
Singapore ............................................................................................
841
South Africa ........................................................................................
3,385
South Korea ........................................................................................
3,403
Spain ...................................................................................................
1,769
Switzerland .........................................................................................
4,422
Togo ....................................................................................................
379
Tunisia ................................................................................................
1,172
United Arab Emirates .........................................................................
407
United Kingdom ..................................................................................
28,177
United States .......................................................................................
618,584
Zambia ................................................................................................
439
Total Investments ....................................................................
869,838

See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2022 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,492 $ —
Variation margin on futures contracts* — — 1,590
Interest rate swap contracts, at fair value — — 1,343
Total
$ — $ 5,492 $ 2,933
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 3,300
Unrealized depreciation on foreign currency exchange contracts — 1,871 —
Interest rate swap contracts, at fair value — — 829
Credit default swap contracts, at fair value 1 — —
Total
$ 1 $ 1,871 $ 4,129
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (35,649)
Interest rate swap contracts — — 1,252
Credit default swap contracts 1,667 — —
Foreign currency exchange contracts — 5,409 —
Total
$ 1,667 $ 5,409 $ (34,397)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (5,624)
Interest rate swap contracts — — 697
Credit default swap contracts (84) — —
Foreign currency exchange contracts — 4,054 —
Total
$ (84) $ 4,054 $ (4,927)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,492 $ — $ 5,492
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,343 — 1,343
Total Financial and Derivative Assets
6,835 — 6,835
Financial and Derivative Assets not subject to a netting agreement
(1,350) — (1,350)
Total Financial and Derivative Assets subject to a netting agreement
$ 5,485 $ — $ 5,485
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Australia and New Zealand Banking Group
$ 15 $ — $ — $ 15
Bank of America
1,274 32 — 1,242
Citigroup
4,174 1,358 — 2,816
State Street
11 11 — —
UBS
11 1 — 10
Total
$ 5,485 $ 1,402 $ — $ 4,083

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,871 $ — $ 1,871
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 829 — 829
Credit Default Swap Contracts Credit default swap contracts, at fair value 1 — 1
Total Financial and Derivative Liabilities
2,701 — 2,702
Financial and Derivative Liabilities not subject to a netting agreement
(842) — (842)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,859 $ — $ 1,859
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 33 $ 32 $ — $ 1
Citigroup 1,559 1,358 — 201
Morgan Stanley 94 — — 94
State Street 137 11 — 126
UBS 36 1 — 35
Total
$ 1,859 $ 1,402 $ — $ 457
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 951,069
Investments, at fair value(>) ...........................................................................................................................................................
869,838
Cash ............................................................................................................................................................................................... 1,595
Foreign currency holdings(^) ......................................................................................................................................................... 2,193
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 5,492
Receivables:
Dividends and interest ....................................................................................................................................................... 5,086
Dividends from affiliated funds .......................................................................................................................................... 88
Investments sold ................................................................................................................................................................ 27,815
Fund shares sold ................................................................................................................................................................ 42
From broker(a)(b) ............................................................................................................................................................... 16,403
Variation margin on futures contracts ................................................................................................................................. 690
Prepaid expenses ........................................................................................................................................................................... 8
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,343
Total assets .................................................................................................................................................
930,593
Liabilities
Payables:
Due to broker (c) ................................................................................................................................................................ 452
Investments purchased ...................................................................................................................................................... 30,301
Fund shares redeemed ....................................................................................................................................................... 125
Accrued fees to affiliates .................................................................................................................................................... 445
Other accrued expenses ..................................................................................................................................................... 232
Variation margin on futures contracts ................................................................................................................................. 2,391
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,871
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 829
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1
Total liabilities .............................................................................................................................................
36,647
Net Assets ............................................................................................................................................................
$ 893,946

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (124,287)
Shares of beneficial interest ...........................................................................................................................................................
969
Additional paid-in capital ..............................................................................................................................................................
1,017,264
Net Assets ............................................................................................................................................................
$ 893,946
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 9.22
Net assets ............................................................................................................................................................................... $ 893,945,519
Shares outstanding ($.01 par value) ....................................................................................................................................... 96,942,785
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,199
(+)     Credit default swap contracts - premiums paid (received) $ 53
(•)     Interest rate swap contracts - premiums paid (received) $
—
(>)     Investments in affiliates, U.S. Cash Management Fund $ 127,616
(a)     Receivable from Broker for Futures $ 16,324
(b)     Receivable from Broker for Swaps $ 79
(c)     Due to Broker for Futures $ 452
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 206
Interest .............................................................................................................................................................................. 9,579
Total investment income ...............................................................................................................................................................
9,785
Expenses
Advisory fees .................................................................................................................................................................... 2,600
Administrative fees ........................................................................................................................................................... 236
Custodian fees ................................................................................................................................................................... 126
Transfer agent fees ........................................................................................................................................................... 21
Professional fees ............................................................................................................................................................... 86
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ...................................................................................................................................................................... 38
Miscellaneous ................................................................................................................................................................... 13
Total expenses ...............................................................................................................................................................................
3,142
Net investment income (loss) ........................................................................................................................................................
6,643
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (15,209)
Investments in affiliated funds .......................................................................................................................................... (9)
Futures contracts .............................................................................................................................................................. (35,649)
Foreign currency exchange contracts ................................................................................................................................ 5,409
Interest rate swap contracts ............................................................................................................................................... 1,252
Credit default swap contracts ............................................................................................................................................ 1,667
Foreign currency-related transactions ............................................................................................................................... (547)
Net realized gain (loss) ..................................................................................................................................................................
(43,086)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes $1) ...................................................................... (80,275)
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (5,624)
Foreign currency exchange contracts ................................................................................................................................ 4,054
Interest rate swap contracts ............................................................................................................................................... 697
Credit default swap contracts ............................................................................................................................................ (84)
Foreign currency-related transactions ............................................................................................................................... (29)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (81,260)
Net realized and unrealized gain (loss) ......................................................................................................................................... (124,346)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (117,703)

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 6,643 $ 11,084
Net realized gain (loss) ...................................................................................................................... (43,086) 4,952
Net change in unrealized appreciation (depreciation) ....................................................................... (81,260) (32,160)
Net increase (decrease) in net assets from operations ............................................................................. (117,703) (16,124)
Distributions
To shareholders ................................................................................................................................. (3,695) (20,547)
Net decrease in net assets from distributions .......................................................................................... (3,695) (20,547)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (10,468) 145,314
Total Net Increase (Decrease) in Net Assets ..........................................................................
(131,866) 108,643
Net Assets
Beginning of period .................................................................................................................................
1,025,812 917,169
End of period ..........................................................................................................................................
$ 893,946 $ 1,025,812
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 1,866 $ 18,326 15,592 $ 164,544
Proceeds from reinvestment of distributions 375 3,695 1,950 20,547
Payments for shares redeemed (3,374) (32,489) (3,751) (39,777)
Total increase (decrease)
(1,133) $ (10,468) 13,791 $ 145,314

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 10.46 .07 (1.27) (1.20) (.03) (.01)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13)
December 31, 2020 10.56 .20 .68 .88 (.20) (.36)
December 31, 2019 10.07 .27 .65 .92 (.29) (.14)
December 31, 2018 10.37 .25 (.34) (.09) (.21) —
December 31, 2017 10.12 .20 .19 .39 (.14) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.04) 9.22 (11.52) 893,946 .66 .66 1.41 29
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.58 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116
(.21) 10.07 (.81) 878,661 .67 .67 2.44 96
(.14) 10.37 3.86 907,367 .67 .66 1.89 143

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 405,076
Administration fees 36,825
Transfer agent fees 3,241
$ 445,142
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 93,166 $ 351,351 $ 316,893 $ (9) $ 1 $ 127,616 $ 206 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 954,595,679 $ 4,913,398 $ (87,249,613) $ (82,336,215)

Russell Investment Funds
Global Real Estate Securities Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Global Real Estate Securities Fund 113
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 781 .60 $ 1,020 .28
Expenses Paid During Period* $ 4 .02 $ 4 .56
* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 97.2%
Australia - 3.6%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 674,784 5,049
Dexus Property Group(ö) 1,004,833 6,152
Goodman Group(ö) 216,066 2,658
GPT Group (The)(ö) 1,442,512 4,197
Mirvac Group(ö) 4,774,001 6,503
Scentre Group(ö) 2,950,083 5,268
Shopping Centres Australasia Property
Group(ö) 1,205,183 2,285
32,112
Belgium - 0.9%
Aedifica SA(ö) 37,860 3,632
VGP NV 14,338 2,286
Warehouses De Pauw CVA(ö) 78,013 2,455
8,373
Canada - 2.4%
Allied Properties Real Estate Investment
Trust(ö) 200,177 5,162
Canadian Apartment Properties(Ñ)(ö) 124,020 4,318
Granite Real Estate Investment Trust(ö) 70,244 4,308
RioCan Real Estate Investment Trust(ö) 324,433 5,046
Tricon Residential, Inc. 225,657 2,288
21,122
China - 0.3%
ESR Cayman, Ltd.(Æ)(Þ) 1,076,208 2,913
France - 0.9%
ARGAN SA(ö) 22,647 2,118
Icade SA(ö) 47,051 2,311
Klepierre SA - GDR(ö) 195,774 3,771
8,200
Germany - 2.5%
Vonovia SE 719,268 22,166
Guernsey - 0.3%
Sirius Real Estate, Ltd. 2,404,895 2,612
Hong Kong - 4.9%
CK Asset Holdings, Ltd. 1,316,795 9,327
Hang Lung Properties, Ltd. - ADR 862,000 1,636
Link Real Estate Investment Trust(ö) 1,600,100 13,068
New World Development Co., Ltd. 123,252 445
Sun Hung Kai Properties, Ltd. 1,163,052 13,762
Swire Properties, Ltd. 111,232 277
Wharf Real Estate Investment Co., Ltd. 1,092,659 5,209
43,724
Japan - 9.8%
Activia Properties, Inc.(ö) 1,674 4,981
Daiwa House REIT Investment Corp.(ö) 1,197 2,713
Global One Real Estate Investment
Corp.(ö) 3,136 2,453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GLP J-REIT(ö) 3,481 4,255
Hulic REIT, Inc.(ö) 2,172 2,557
Industrial & Infrastructure Fund
Investment Corp.(Æ)(ö) 1,723 2,280
Japan Retail Fund Investment Corp.(ö) 5,875 4,579
Keihanshin Building Co., Ltd. 190,900 1,848
Kenedix Office Investment Corp. Class
A(ö) 149 747
Kenedix Retail REIT Corp.(ö) 1,782 3,614
LaSalle Logiport REIT(ö) 1,409 1,729
Mitsubishi Estate Co., Ltd. 536,400 7,788
Mitsui Fudosan Co., Ltd. 647,900 13,941
Mitsui Fudosan Logistics Park, Inc.(ö) 524 1,982
MORI Trust Hotel REIT, Inc.(ö) 3,358 3,109
MORI Trust Sogo REIT, Inc.(ö) 3,053 3,196
Nippon Building Fund, Inc.(ö) 709 3,528
Nippon Prologis REIT, Inc.(Æ)(ö) 787 1,936
Nomura Real Estate Holdings, Inc. 146,000 3,580
Nomura Real Estate Master Fund, Inc.
(Æ)(ö) 3,547 4,429
Orix JREIT, Inc.(ö) 1,603 2,173
Samty Residential Investment Corp.(ö) 1,110 1,110
Sekisui House REIT, Inc.(ö) 2,795 1,657
TOC Co., Ltd. 65,400 347
Tokyo Tatemono Co., Ltd. 28,400 391
Tokyu Fudosan Holdings Corp. 600,100 3,161
United Urban Investment Corp.(ö) 2,225 2,330
86,414
Macao - 0.2%
Sands China, Ltd.(Æ) 864,000 2,110
Netherlands - 0.9%
CTP NV(Þ) 121,000 1,396
Eurocommercial Properties NV(ö) 51,607 1,117
Unibail-Rodamco-Westfield(Æ)(ö) 97,957 4,999
7,512
Singapore - 3.6%
Ascendas India Trust 2,057,782 1,734
Ascendas Real Estate Investment
Trust(ö) 820,600 1,684
CapitaLand China Trust(ö) 1,062,207 880
Capitaland Investment, Ltd. 2,701,300 7,438
CapitaLand Mall Trust Class A(ö) 3,323,898 5,196
City Developments, Ltd. 292,200 1,716
Daiwa House Logistics Trust(Æ) 959,700 446
Frasers Logistics & Commercial Trust(ö) 6,739,500 6,460
Keppel REIT(ö) 3,377,800 2,651
Parkway Life Real Estate Investment
Trust(Æ)(ö) 995,555 3,491
31,696
Spain - 0.8%
Arima Real Estate Socimi SA(Æ)(ö) 139,540 1,216
Cellnex Telecom SA(Þ) 59,482 2,317
Inmobiliaria Colonial Socimi SA(ö) 231,488 1,481

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Merlin Properties Socimi SA(ö) 203,297 1,962
6,976
Sweden - 1.3%
Castellum AB(Ñ) 261,033 3,358
Catena AB 50,405 1,830
Fabege AB 302,074 2,854
Fastighets AB Balder(Æ) 560,565 2,688
Wihlborgs Fastigheter AB 129,788 908
11,638
United Kingdom - 5.4%
Assura PLC(ö) 2,756,137 2,195
Big Yellow Group PLC(ö) 207,524 3,317
British Land Co. PLC (The)(ö) 1,491,987 8,128
Derwent London PLC(ö) 61,447 1,955
Grainger PLC 1,569,070 5,374
Life Science REIT PLC(Æ)(ö) 552,397 646
LXI REIT PLC(ö) 520,197 902
PRS REIT PLC (The)(ö) 832,870 1,072
Safestore Holdings PLC(ö) 288,467 3,728
Segro PLC(ö) 1,044,530 12,420
Tritax EuroBox PLC(Þ) 1,089,673 1,147
UNITE Group PLC (The)(ö) 427,242 5,538
Workspace Group PLC(ö) 199,732 1,352
47,774
United States - 59.4%
Agree Realty Corp.(ö) 159,839 11,529
American Homes 4 Rent Class A(ö) 282,149 9,999
American Tower Corp.(ö) 8,206 2,097
Americold Realty Trust, Inc.(ö) 220,998 6,639
Apartment Income REIT Corp.(ö) 231,386 9,626
Apple Hospitality REIT, Inc.(ö) 223,549 3,279
AvalonBay Communities, Inc.(ö) 72,165 14,018
Boston Properties, Inc.(ö) 143,171 12,739
Boyd Gaming Corp. 39,045 1,942
Brixmor Property Group, Inc.(ö) 201,723 4,077
Camden Property Trust(ö) 58,728 7,898
Digital Realty Trust, Inc.(ö) 224,865 29,194
Duke Realty Corp.(ö) 282,430 15,520
EastGroup Properties, Inc.(ö) 46,279 7,142
Equinix, Inc.(Æ)(ö) 33,327 21,897
Essential Properties Realty Trust, Inc.(ö) 241,302 5,186
Essex Property Trust, Inc.(ö) 29,330 7,670
Extra Space Storage, Inc.(ö) 66,770 11,359
First Industrial Realty Trust, Inc.(ö) 109,919 5,219
Gaming and Leisure Properties, Inc.(ö) 28,544 1,309
Healthcare Realty Trust, Inc.(Ñ)(ö) 150,956 4,106
Healthcare Trust of America, Inc. Class
A(ö) 201,391 5,621
Healthpeak Properties, Inc.(ö) 525,001 13,603
Highwoods Properties, Inc.(ö) 108,758 3,718
Host Hotels & Resorts, Inc.(ö) 330,721 5,186
Independence Realty Trust, Inc.(ö) 211,724 4,389
Invitation Homes, Inc.(ö) 504,418 17,947
Jones Lang LaSalle, Inc.(Æ) 26,094 4,563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kilroy Realty Corp.(ö) 111,430 5,831
Kimco Realty Corp.(ö) 764,389 15,112
Kite Realty Group Trust(ö) 338,502 5,853
Life Storage, Inc.(Æ)(ö) 63,940 7,140
Mid-America Apartment Communities,
Inc.(ö) 85,087 14,862
NetSTREIT Corp.(ö) 169,910 3,206
Prologis, Inc.(ö) 371,589 43,716
Public Storage(ö) 110,512 34,554
Realty Income Corp.(ö) 406,467 27,745
Ryman Hospitality Properties, Inc.(Æ)(ö) 92,424 7,027
Sabra Health Care REIT, Inc.(ö) 82,175 1,148
SBA Communications Corp.(ö) 8,979 2,874
Simon Property Group, Inc.(ö) 142,749 13,550
SITE Centers Corp.(ö) 176,474 2,377
SL Green Realty Corp.(ö) 12,333 569
Spirit Realty Capital, Inc.(ö) 78,779 2,976
STAG Industrial, Inc.(ö) 45,655 1,410
Sun Communities, Inc.(ö) 56,728 9,040
Sunstone Hotel Investors, Inc.(Æ)(ö) 320,433 3,179
UDR, Inc.(ö) 254,057 11,697
Ventas, Inc.(ö) 261,820 13,465
VICI Properties, Inc.(ö) 432,000 12,869
Welltower, Inc.(ö) 367,694 30,280
WP Carey, Inc.(ö) 99,079 8,210
526,162
Total Common Stocks
(cost $812,951) 861,504
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 19,952,299 (∞) 19,944
Total Short-Term Investments
(cost $19,945) 19,944
Other Securities - 1.1%
U.S. Cash Collateral Fund(@)(×) 9,479,010 (∞) 9,479
Total Other Securities
(cost $9,479) 9,479
Total Investments - 100.5%
(identified cost $842,375) 890,927
Other Assets and Liabilities, Net
- (0.5)%
(4,519)
Net Assets - 100.0%
886,408

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
Cellnex Telecom SA 03/25/22 EUR 59,482 46.81 2,785
2,317
CTP NV 04/06/21 EUR 121,000 19.21 2,324
1,396
ESR Cayman, Ltd. 01/10/22 HKD 1,076,208 3.14 3,384
2,913
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 1,147
7,773
For a description of restricted securities see note 7 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 307 USD 10,957 09/22
(23)
FTSE/EPRA Europe Index Futures 200 EUR 3,469 09/22
(197)
Hang Seng Index Futures 9 HKD 9,785 07/22
(6)
MSCI Singapore Index Futures 32 SGD 898 07/22
(25)
S&P/TSX 60 Index Futures 3 CAD 686 09/22
(35)
SPI 200 Index Futures 6 AUD 969 09/22
(5)
TOPIX Index Futures 17 JPY 317,984 09/22 (74)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (365)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 60 GBP 50 07/01/22 —
Bank of America USD 64 JPY 8,671 07/01/22 —
Bank of America USD 117 JPY 16,032 07/01/22 1
Bank of America USD 38 SEK 389 07/01/22 —
Bank of America USD 131 SGD 182 07/01/22 —
Bank of America HKD 356 USD 45 07/05/22 —
Bank of America HKD 1,028 USD 131 07/05/22 —
Bank of America SGD 57 USD 41 07/05/22 —
JPMorgan Chase USD 320 AUD 443 09/21/22 (14)
JPMorgan Chase USD 200 CAD 251 09/21/22 (5)
JPMorgan Chase USD 2,016 EUR 1,866 09/21/22 (50)
JPMorgan Chase USD 509 HKD 3,979 09/21/22 —
JPMorgan Chase USD 1,155 JPY 153,697 09/21/22 (16)
JPMorgan Chase USD 315 SGD 433 09/21/22 (3)
Royal Bank of Canada USD 320 AUD 443 09/21/22 (14)
Royal Bank of Canada USD 192 CAD 244 09/21/22 (2)
Royal Bank of Canada USD 200 CAD 251 09/21/22 (5)
Royal Bank of Canada USD 2,015 EUR 1,866 09/21/22 (49)
Royal Bank of Canada USD 205 HKD 1,605 09/21/22 —
Royal Bank of Canada USD 509 HKD 3,979 09/21/22 —
Royal Bank of Canada USD 1,151 JPY 153,697 09/21/22 (12)
Royal Bank of Canada USD 315 SGD 433 09/21/22 (3)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 117
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (172)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 32,112 $ —
$ —
$ 32,112 3 .6
Belgium — 8,373 —
—
8,373 0 .9
Canada 21,122 — —
—
21,122 2 .4
China — 2,913 —
—
2,913 0 .3
France — 8,200 —
—
8,200 0 .9
Germany — 22,166 —
—
22,166 2 .5
Guernsey — 2,612 —
—
2,612 0 .3
Hong Kong — 43,724 —
—
43,724 4 .9
Japan — 86,414 —
—
86,414 9 .8
Macao — 2,110 —
—
2,110 0 .2
Netherlands — 7,512 —
—
7,512 0 .9
Singapore — 31,696 —
—
31,696 3 .6
Spain — 6,976 —
—
6,976 0 .8
Sweden — 11,638 —
—
11,638 1 .3
United Kingdom — 47,774 —
—
47,774 5 .4
United States 526,162 — —
—
526,162 59 .4
Short-Term Investments — — — 19,944 19,944 2 .2
Other Securities — — — 9,479 9,479 1 .1
Total Investments 547,284 314,220 — 29,423 890,927 100 .5
Other Assets and Liabilities, Net
(0 .5)
100 .0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 1 — — — 1 —*
A
Liabilities
Futures Contracts (365) — — — (365) (—) *
Foreign Currency Exchange Contracts — (173) — — (173) (—) *
Total Other Financial Instruments
**
$ (364) $ (173) $ — $ — $ (537)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Real Estate Securities Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2022, see note 2 in the Notes to Financial
Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended June 30,
2022, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
21,897
Diversified ..............................................................................
260,604
Healthcare ..............................................................................
77,541
Industrial ................................................................................
98,889
Lodging/Resorts ......................................................................
25,438
Manufactured Homes ..............................................................
9,040
Office ......................................................................................
54,778
Regional Malls ........................................................................
17,321
Residential ..............................................................................
159,221
Self Storage .............................................................................
60,098
Shopping Centers ....................................................................
76,677
Short-Term Investments ..........................................................
19,944
Other Securities ......................................................................
9,479
Total Investments .................................................................... 890,927

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 119
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 1
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 365 $ —
Unrealized depreciation on foreign currency exchange contracts — 173
Total
$ 365 $ 173
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (2,757) $ —
Foreign currency exchange contracts — (396)
Total
$ (2,757) $ (396)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,187) $ —
Foreign currency exchan ge contracts — (199)
Total
$ (1,187) $ (199)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
120 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 8,991 $ — $ 8,991
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1 — 1
Total Financial and Derivative Assets
8,992 — 8,992
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 8,990 $ — $ 8,990
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Nova Scotia
$ 4,102 $ — $ 4,102 $ —
Citigroup
3,085 — 3,085 —
Morgan Stanley
1,803 — 1,803 —
Total
$ 8,990 $ — $ 8,990 $ —

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 121
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 173 $ — $ 173
Total Financial and Derivative Liabilities
173 — 173
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 173 $ — $ 173
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 88 $ — $ — $ 88
Royal Bank of Canada 85 — — 85
Total
$ 173 $ — $ — $ 173
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
122 Global Real Estate Securities Fund
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 842,375
Investments, at fair value(*)(>) ......................................................................................................................................................
890,927
Foreign currency holdings(^) ......................................................................................................................................................... 1,420
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1
Receivables:
Dividends and interest ....................................................................................................................................................... 2,68 6
Dividends from affiliated funds .......................................................................................................................................... 17
Investments sold ................................................................................................................................................................ 512
Fund shares sold ................................................................................................................................................................ 351
Foreign capital gains taxes recoverable ............................................................................................................................. 285
From broker(a) ................................................................................................................................................................... 1,805
Prepaid expenses ........................................................................................................................................................................... 9
Total assets .................................................................................................................................................
898,013
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 707
Fund shares redeemed ....................................................................................................................................................... 92
Accrued fees to affiliates .................................................................................................................................................... 638
Other accrued expenses ..................................................................................................................................................... 153
Variation margin on futures contracts ................................................................................................................................. 363
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 173
Payable upon return of securities loaned ....................................................................................................................................... 9,479
Total liabilities .............................................................................................................................................
11,605
Net Assets ............................................................................................................................................................
$ 886,408

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 123
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,689
Shares of beneficial interest ...........................................................................................................................................................
664
Additional paid-in capital ..............................................................................................................................................................
884,055
Net Assets ............................................................................................................................................................
$ 886,408
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 13.34
Net assets ............................................................................................................................................................................... $ 886,408,409
Shares outstanding ($.01 par value) ....................................................................................................................................... 66,441,482
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,439
(*)     Securities on loan included in investments $ 8,991
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 29,423
(a)     Receivable from Broker for Futures $ 1,805
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
124 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 14,094
Dividends from affiliated funds ......................................................................................................................................... 32
Securities lending income (net) ......................................................................................................................................... 12
Less foreign taxes withheld ............................................................................................................................................... (564)
Total investment income ...............................................................................................................................................................
13,574
Expenses
Advisory fees .................................................................................................................................................................... 4,059
Administrative fees ........................................................................................................................................................... 254
Custodian fees ................................................................................................................................................................... 110
Transfer agent fees ............................................................................................................................................................ 22
Professional fees ............................................................................................................................................................... 75
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ...................................................................................................................................................................... 39
Miscellaneous ................................................................................................................................................................... 12
Total expenses ...............................................................................................................................................................................
4,594
Net investment income (loss) ........................................................................................................................................................
8,980
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 7,958
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (2,757)
Foreign currency exchange contracts ................................................................................................................................ (396)
Foreign currency-related transactions ............................................................................................................................... (348)
Net realized gain (loss) ..................................................................................................................................................................
4,456
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (259,488)
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (1,187)
Foreign currency exchange contracts ................................................................................................................................ (199)
Foreign currency-related transactions ............................................................................................................................... (23)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (260,898)
Net realized and unrealized gain (loss) ......................................................................................................................................... (256,442)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (247,462)

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 125
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 8,980 $ 23,298
Net realized gain (loss) ...................................................................................................................... 4,456 91,706
Net change in unrealized appreciation (depreciation) ....................................................................... (260,898) 136,884
Net increase (decrease) in net assets from operations ............................................................................. (247,462) 251,888
Distributions
To shareholders ................................................................................................................................. (9,298) (61,884)
Net decrease in net assets from distributions .......................................................................................... (9,298) (61,884)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (2,169) 22,692
Total Net Increase (Decrease) in Net Assets ..........................................................................
(258,929) 212,696
Net Assets
Beginning of period .................................................................................................................................
1,145,337 932,641
End of period ..........................................................................................................................................
$ 886,408 $ 1,145,337
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 995 $ 14,683 2,218 $ 34,704
Proceeds from reinvestment of distributions 591 9,298 3,910 61,884
Payments for shares redeemed (1,643) (26,150) (4,541) (73,896)
Total increase (decrease)
(57) $ (2,169) 1,587 $ 22,692

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
126 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 17.22 .14 (3.88) (3.74) (.02) (.12)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17)
December 31, 2020 15.40 .26 (1.09) (.83) (.20) —
December 31, 2019 13.32 .26 2.60 2.86 (.78) —
December 31, 2018 14.81 .43 (1.26) (.83) (.64) (.02)
December 31, 2017 14.00 .29 1.34 1.63 (.54) (.28)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 127
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(d)(f)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(e)
%
Portfolio
Turnover Rate
(d)
(.14) 13.34 (21.84) 886,408 .91 .91 1.77 36
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81
(.66) 13.32 (5.72) 822,474 .92 .92 3.03 78
(.82) 14.81 11.80 899,454 .92 .92 2.09 84

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
128 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 597,279
Administration fees 37,330
Transfer agent fees 3,286
$ 637,895
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 23,445 $ 130,411 $ 133,910 $ (1) $ (1) $ 19,944 $ 32 $ —
U.S. Cash Collateral Fund 5,414 76,163 72,098 — — 9,479 — —
$ 28,859 $ 206,574 $ 206,008 $ (1) $ (1) $ 29,423 $ 32 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 868,526,043 $ 51,849,830 $ (29,984,773) $ 21,865,057

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2022 (Unaudited)
Notes to Schedules of Investments 129
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(¢) Date shown reflects next contractual call date.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933. See Note 7.
(ÿ) Notional Amount in thousands.
(Š) Value was determined using significant unobservable inputs.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Note 2.
(∞) Unrounded units.
(v) Loan agreement still pending. Rate not available at period end.
( Û ) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements .
(Œ) Unfunded loan agreement.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR - Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2022 (Unaudited)
130 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GSCI - Goldman Sachs Commodity Index
HIBOR - Hong Kong Interbank Offer Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA - Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR - Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SONIA – Sterling Overnight Index Average
STIBOR - Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI - West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU - Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN - Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghanaian Cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2022 (Unaudited)
Notes to Financial Highlights 131
(1) For the period ended June 30, 2022 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(c) Less than $.01 per share.
(d) Periods less than one year are not annualized.
(e) Periods less than one year are annualized.
(f) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
Notes to Financial Statements — June 30, 2022 (Unaudited)
132 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended June 30, 2022.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 133
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-
the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as
Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
134 Notes to Financial Statements
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 135
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through December 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
136 Notes to Financial Statements
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of June
30, 2022. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond and
Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 137
of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of
Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2022, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amounts of the net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.

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138 Notes to Financial Statements
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2022, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2022, there were no options held in the Funds.
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2022, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

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Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 139
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are counterparty agreements intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a “net basis”.
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt.
In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
140 Notes to Financial Statements
of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2022, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should

Russell Investment Funds
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Notes to Financial Statements 141
a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2022, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2022, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended June 30, 2022, there were no total return swaps held in the Funds.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2022, there were no currency swaps held in the Funds.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular

Russell Investment Funds
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142 Notes to Financial Statements
counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 143
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”) but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the
Fund typically expects to collateralize short sale transactions through the Fund’s respective reciprocal lending activity with State
Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities).
The Fund may also deliver cash to State Street for the purposes of collateralizing its short sales transactions or “memo pledge”
securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of
1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of June 30, 2022, the market value of the securities on loan through the reciprocal lending program for the U.S. Small Cap Equity
Fund was $3,845,661.
As of June 30, 2022, the U.S. Small Cap Equity Fund held $8,799,426 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2022, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
144 Notes to Financial Statements
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities' ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’ ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 145
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
146 Notes to Financial Statements
enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 147
are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2022, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of
LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S.
dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities). Any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which a
Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of
LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR.
The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics,

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
148 Notes to Financial Statements
social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses.
Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/
or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended June 30, 2022, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended June 30, 2022, the Funds' purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Purchases Sales
U.S. Strategic Equity Fund $ 177,145,660 $ 186,269,392
U.S. Small Cap Equity Fund 118,933,880 123,092,344
International Developed Markets Fund 45,562,975 39,906,765
Strategic Bond Fund 186,608,202 194,008,571
Global Real Estate Securities Fund 358,854,317 358,655,404
Purchases Sales
Strategic Bond Fund $  52,692,900 $  101,062,270

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 149
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash
Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee is based upon the average daily net assets of each Fund and the administration fee of up to 0.05% is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2022:
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2023, 0.04% of its 0.90% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2022 was $21,394.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2023, 0.02% of its 0.90%
advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2022 was $34,523.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2022 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the Investment Company for its services.
Annual Rate
Funds Advisory (%) Administration (%)
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Advisory Administrative
U.S. Strategic Equity Fund
$ 1,995,431 $ 136,673
U.S. Small Cap Equity Fund
1,024,816 56,934
International Developed Markets Fund
1,553,549 86,308
Strategic Bond Fund
2,599,942 236,358
Global Real Estate Securities Fund
4,058,855 253,678
Amount
U.S. Strategic Equity Fund
$ 12,027
U.S. Small Cap Equity Fund
5,010
International Developed Markets Fund
7,595
Strategic Bond Fund
20,800
Global Real Estate Securities Fund
22,324

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
150 Notes to Financial Statements
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker-dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each
Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser
(or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company
Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended June 30, 2022, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,275,500.
5. Federal Income Taxes
As of June 30, 2022, the Funds did not have any capital loss carryforwards.
6. Record Ownership
As of June 30, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
8. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities
# of Shareholders %
U.S. Strategic Equity Fund
2 77.9
U.S. Small Cap Equity Fund
2 83.6
International Developed Markets Fund
2 80.3
Strategic Bond Fund
1 69.5
Global Real Estate Securities Fund
2 87.6

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 151
and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended June 30, 2022, the Funds had no unfunded loan commitments.
9. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2022.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2022 (Unaudited)
152 Affiliated Brokerage Transactions
As stated in the Note 4 in the Notes to Financial Statements contained in this semi-annual report, the Funds utilize RIIS and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Funds’ non-discretionary managers or (iv) to execute money manager portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Amounts retained by RIIS for the period ended June 30, 2022 were as follows:
Fund Name Amount
U.S. Strategic Equity Fund $ 12,548
U.S. Small Cap Equity Fund 21,413
International Developed Markets Fund 16,030
Global Real Estate Securities Fund 71,797

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 153
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held by video conference on May 23, 2022 (the “Agreement Evaluation
Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’
shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by
RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the
Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund
Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees
separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 25, 2022, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 26, 2022 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Financial Officer and Chief Legal Officer of RIM’s parent company, and (iv) the President, Chief
Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Administrative Officer of RIM’s parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent
Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement
Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review
Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was provided to the
Board on May 11, 2022. On May 16, 2022, the Independent Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional
Agreement Evaluation Information provided to date. After May 16, 2022, the Board Chair engaged in discussions with representatives of management regarding the Independent Trustees’ requests relating to the additional Agreement Evaluation Information. On May 19,
2022, the Board was provided with updated information in response to the additional Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met by video conference in a private session with Independent
Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
154 Basis for Approval of Investment Advisory Agreement
Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review
Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information.
Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and
RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy it employs for a given fund. RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services in recent years. In this regard, assets of each Fund continue to be allocated among RIM and the multiple
Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts, exchange-
traded fixed-income futures contracts, forwards, swaps and to -be -announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs
(including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, and the potential for additional commission recapture. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself.
Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from,
RIM. For each Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund;
generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 155
selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary
Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’ cash balances; and
recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated.
In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money
Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate.
RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager and/or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM compared to the relatively narrow portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection,
Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the
Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its
Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
156 Basis for Approval of Investment Advisory Agreement
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest their uninvested cash and securities lending cash collateral, credits generated from previous soft dollar arrangements (which RIM discontinued effective December 31, 2020), and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with the Chief Investment Officer (“CIO”) of RIM and the Funds certain previously reported organizational changes and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing investment management services to the Funds and was informed that such changes do not impact RIM’s investment philosophy or process. The CIO also discussed with the Board recent enhancements made to the emulation process. The Board also discussed the Funds’ compliance program with the Funds’ Chief
Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940
Act (the “Annual CCO Report”). The Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing changes. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
With regard to the impact of the ongoing COVID-19 pandemic on the operations and compliance programs of RIM, the Money Managers and the Funds’ other significant service providers, based on discussions with the CCO and RIM management during the year and the
Agreement Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the ongoing COVID-19 pandemic.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”)
indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, and current debt levels of Russell Investments Group, Ltd.
were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell
Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 157
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM utilizes quantitative and/or rules-
based processes and qualitative analysis to assess Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2021, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Funds and
seek to precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money
Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds; and the fact that the aggregate Advisory
Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management
Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected
Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM has previously advised the Board that it reduced the number of Money Managers for certain Funds in part to seek more concentrated return drivers. At that time, RIM also advised the Board that allocations to Direct Management Services for certain Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money
Manager lineups. Additionally, RIM has advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-
of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or RIM from the use of a manager bench. RIM has advised the Board that RIM may add managers to, or remove managers from, a manager bench lineup for

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
158 Basis for Approval of Investment Advisory Agreement
Funds, or create manager bench lineups for additional Funds. At the Agreement Information Review Meeting, the CIO advised the
Board that, where appropriate, RIM may increase the number of money managers for certain Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the Funds in recent years, and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the
Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. RIM noted certain recent enhancements to the emulation process, including increasing the frequency of receipt of certain Money Manager model portfolios, and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives. With regard to the Third-Party Information, the following discusses the Board’s consideration of each Fund’s Advisory Fee in the context of Management Fees.
The Third- Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by
RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that each Fund had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the
Expense Universe funds.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Advisory Fee rankings. RIM expressed its belief that each Fund’s Advisory Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information. The Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also discussed the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit these Funds’ Insurance Contract Holders and are necessary for the operation of the Funds.
The Board considered that RIM had implemented Advisory Fee waivers in June 2021 for the U.S. Small Cap Equity Fund and
International Developed Markets Fund that reduced each such Fund’s Advisory Fees and noted that, after considering a request from the Independent Trustees, RIM agreed to implement an additional Advisory Fee waiver in June 2022 for the U.S. Small Cap Equity
Fund. The Board noted that, while in effect, these Advisory Fee waivers would have a beneficial effect on comparisons of each such

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 159
Fund’s Management Fees relative to the management fees of its Comparable Funds in the Expense Universe and, after taking into account the full year impact of this Advisory Fee waiver for the International Developed Markets Fund, the Fund’s total expenses would be in the third quintile of its Expense Universe. The Board further noted that the total expenses for the U.S. Strategic Equity Fund,
U.S. Small Cap Equity Fund and Strategic Bond Fund each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund ranked in the second quintile of its Expense Universe.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program for managing Fund liquidity.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds increased in 2021, RIM’s 2021 pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted for the year 2020.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers that had been implemented in the past year and those proposed to be implemented in 2022.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM and its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the
Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
160 Basis for Approval of Investment Advisory Agreement
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the International Developed
Markets Fund were ranked in the fourth quintile of its Expense Universe, the total expenses for the U.S. Strategy Equity Fund, U.S.
Small Cap Equity Fund and Strategic Bond Fund were each ranked in the third quintile of its Expense Universe, and the total expenses of the Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to the International Developed Markets Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Universe. The Board also considered that RIM had implemented an Advisory Fee waiver in June
2021 that reduced the Fund’s total expenses and, after taking into account the full year impact of this Advisory Fee waiver, the Fund’s total expenses would be in the third quintile of its Expense Universe. RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation
Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and in light of other factors discussed above: (1) found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its
Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and
RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with the continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of the Funds, the Board focused upon each Fund’s performance for the 3-year period ended
December 31, 2021 as most relevant but also considered Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance for the 3- and 5-year periods ended December 31, 2021 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1-year period ended on such date was ranked in the first quintile of its Performance Universe. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds detracted from performance, as did an underweight to Europe and an overweight to the financials sector relative to the Comparable Funds. RIM noted
that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance for the 3- and 5-year periods ended December 31, 2021 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the 1-year period ended on such date was ranked in the fifth quintile of its Performance Universe. For the 3-year period, RIM noted that the
Fund’s peers tended to hold larger overweights in spread sectors of the market that benefit most when risky assets are rallying. RIM further noted that during the March 2020 sell-off, the Fund’s peers benefitted more than the Fund from the rally in investment grade corporate bonds as the Fund tended to favor taking spread risk in securitized products during the period, which generally did not keep

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 161
up with the strong performance of the corporate market. The Board considered that the changes to the Fund’s Money Managers that were implemented in 2019 and 2021 were not yet fully reflected in the Fund’s 3-year investment results.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance for the 3-year period ended December 31, 2021 was ranked in the fourth quintile of its Performance Universe, and the Fund’s performance for the
1- and 5-year periods ended on such date was ranked in the third quintile of its Performance Universe. For the 3-year period, RIM noted that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and constituents that are benchmarked to indexes other than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
The Third-Party Information also showed that the performance of the U.S. Strategic Equity Fund was ranked in the third quintile of its
Performance Universe for the 3-year period ended December 31, 2021, and the performance of the U.S. Small Cap Equity Fund was ranked in the second quintile of its Performance Universe for the 3-year period ended on such date.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their benchmarks in light of
RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2021, the U.S. Small Cap Equity Fund, International
Developed Markets Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2021, the U.S. Small Cap Equity Fund, Strategic Bond Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2021, the U.S. Small Cap Equity Fund, Strategic Bond
Fund, and Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM. The May 23-24, 2022 quarterly Board materials were provided prior to the Agreement Evaluation Meeting and those materials contained a proposal by RIM related to an amendment to a portfolio management contract to reflect Money Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
162 Basis for Approval of Investment Advisory Agreement
and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds, and each Trustee attributed different weights to the various factors considered. The
Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each
Fund.

Russell Investment Company
Liquidity Risk Management Program — June 30, 2022 (Unaudited)
Liquidity Risk Management Program 163
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 23, 2022 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2021 through
December 31, 2021 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and Program Administrator
Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The board was informed that, in connection with its previous annual review and assessment of the Program, the Program Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the
Program that would be implemented in the 2022 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Funds
Shareholder Requests for Additional Information — June 30, 2022 (Unaudited)
164 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers — June 30, 2022
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 165
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and
services
outsourcing
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
166 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities
Fund (investment company)
40 Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 167
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
168 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company)
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 169
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
company)
Until
February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
170 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired
40
None

Russell Investment Funds
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 171
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Administrative Officer, Russell Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and services company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017 and February 2020 to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth Albaneze,
Born April 25, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2022 (Unaudited)
172 Adviser, Money Managers and Service Providers
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jermey May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, Inc., Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
BlueBay Asset Management LLP, London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, Pasadena, CA and
Western Asset Management Company Limited, London,
United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom and
Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, Deutsche Investments
Australia Limited, Sydney, Australia and Deutsche
Alternatives Asset Management (Global) Limited, London,
United Kingdom, operating under the brand name
Deutsche Asset Management
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2022 SEMI-ANNUAL REPORT
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2022
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund 3
Balanced Strategy Fund 13
Growth Strategy Fund 23
Equity Growth Strategy Fund 33
Notes to Financial Highlights 43
Notes to Financial Statements 44
Basis for Approval of Investment Advisory Agreement 51
Liquidity Risk Management Program 61
Shareholder Requests for Additional Information 62
Disclosure of Information about Fund Trustees and Officers 63
Adviser and Service Providers 70
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Report
June 30, 2022 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2022. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademark contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Moderate Strategy Fund 3
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 847 .80 $ 1,024 .10
Expenses Paid During Period* $ 0 .64 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.8%
RIF Global Real Estate Securities Fund 160,581 2,142
Domestic Equities - 13.0%
RIF U.S. Small Cap Equity Fund 244,970 2,947
RIF U.S. Strategic Equity Fund 425,030 6,919
9,866
Fixed Income - 50.7%
RIC Investment Grade Bond Fund Class Y 574,897 11,009
RIC Unconstrained Total Return Fund Class Y 182,584 1,530
RIF Strategic Bond Fund 2,813,282 25,939
38,478
International Equities - 23.6%
RIC Emerging Markets Fund Class Y 97,702 1,493
RIC Global Equity Fund Class Y 1,805,372 13,523
RIF International Developed Markets Fund 291,086 2,925
17,941
Multi-Asset – 10.0%
RIC Multi-Strategy Income Fund Class Y 830,255 7,547
Total Investments in Affiliated Funds
(cost $82,860) 75,974
Total Investments - 100.1%
(identified cost $82,860) 75,974
Other Assets and Liabilities, Net - (0.1)%
(54)
Net Assets - 100.0%
75,920

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 82,860
Investments, at fair value(>) ...........................................................................................................................................................
75,974
Receivables:
Investments sold ................................................................................................................................................................ 8
From affiliates .................................................................................................................................................................... 2
Prepaid expenses ........................................................................................................................................................................... 1
Total assets .................................................................................................................................................
75,985
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 9
Accrued fees to affiliates .................................................................................................................................................... 3
Other accrued expenses ..................................................................................................................................................... 53
Total liabilities .............................................................................................................................................
65
Net Assets ............................................................................................................................................................
$ 75,920

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (8,092)
Shares of beneficial interest ...........................................................................................................................................................
88
Additional paid-in capital ..............................................................................................................................................................
83,924
Net Assets ............................................................................................................................................................
$ 75,920
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) .........................................................................................................................................................
$ 8.64
Net assets ............................................................................................................................................................................... $ 75,920,418
Shares outstanding ($.01 par value) ....................................................................................................................................... 8,785,385
Amounts in thousands
(>)     Investments in affiliated funds $ 75,974
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 214
Expenses
Advisory fees .................................................................................................................................................................... 85
Administrative fees ........................................................................................................................................................... 18
Custodian fees ................................................................................................................................................................... 19
Transfer agent fees ........................................................................................................................................................... 2
Professional fees ............................................................................................................................................................... 21
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 8
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 158
Expense reductions ........................................................................................................................................................... (98)
Net expenses .................................................................................................................................................................................
60
Net investment income (loss) ........................................................................................................................................................
154
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (576)
Capital gain distributions from affiliated funds ................................................................................................................. 341
Net realized gain (loss) ..................................................................................................................................................................
(235)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (13,994)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (13,994)
Net realized and unrealized gain (loss) ......................................................................................................................................... (14,229)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (14,075)

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 154 $ 3,232
Net realized gain (loss) ...................................................................................................................... (235) 4,875
Net change in unrealized appreciation (depreciation) ....................................................................... (13,994) (545)
Net increase (decrease) in net assets from operations ............................................................................. (14,075) 7,562
Distributions
To shareholders ................................................................................................................................. (2,429) (7,515)
Net decrease in net assets from distributions .......................................................................................... (2,429) (7,515)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (4,564) 4,143
Total Net Increase (Decrease) in Net Assets ..........................................................................
(21,068) 4,190
Net Assets
Beginning of period .................................................................................................................................
96,988 92,798
End of period ..........................................................................................................................................
$ 75,920 $ 96,988
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 216 $ 2, 031 919 $ 9,937
Proceeds from reinvestment of distributions 249 2, 429 719 7,515
Payments for shares redeemed (942) (9,024) (1,235) (13,309)
Total increase (decrease)
(477) $ (4,564) 403 $ 4,143

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 10.47 .02 (1.58) (1.56) (.03) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)
December 31, 2018 10.29 .32 (.82) (.50) (.44) (.09)
December 31, 2017 9.69 .25 .70 .95 (.23) (.12)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.27) 8.64 (15.22) 75,920 .37 .14 .18 3
(.85) 10.47 8.23 96,988 .36 .14 3. 36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26
(.53) 9.26 (4.92) 101,103 .35 .14 3.20 22
(.35) 10.29 9.88 114,906 .35 .13 2.57 20

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 2,705
Transfer agent fees 280
$ 2,985
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,981 $ 144 $ 356 $ 5 $ (632) $ 2,142 $ 3 $ 21
RIF U.S. Small Cap Equity Fund 3,890 286 430 (58) (741) 2,947 9 61
RIF U.S. Strategic Equity Fund 9,268 739 902 (112) (2,074) 6,919 25 233
RIC Investment Grade Bond Fund 13,507 218 1,157 (101) (1,458) 11,009 49 —
RIC Unconstrained Total Return
Fund 1,932 3 246 (13) (146) 1,530 1 —
RIF Strategic Bond Fund 31,812 509 2,743 (166) (3,473) 25,939 109 —
RIC Emerging Markets Fund 1,933 75 169 (28) (318) 1,493 — —
RIC Global Equity Fund 18,094 482 1,736 (72) (3,245) 13,523 — —
RIF International Developed Markets
Fund 3,898 143 442 (20) (654) 2,925 3 26
RIC Multi-Strategy Income Fund 9,734 86 1,009 (11) (1,253) 7,547 15 —
$ 97,049 $ 2,685 $ 9,190 $ (576) $ (13,994) $ 75,974 $ 214 $ 341
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 83,959,497 $ 944,244 $ (8,929,743) $ (7,985,499)

Russell Investment Funds
Balanced Strategy Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Balanced Strategy Fund 13
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 830 .30 $ 1,024 .10
Expenses Paid During Period* $ 0 .64 $ 0 .70
* Expenses are equal to the Fund's annualized expense ratio of 0.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIF Global Real Estate Securities Fund 611,195 8,153
Domestic Equities - 18.3%
RIF U.S. Small Cap Equity Fund 689,179 8,291
RIF U.S. Strategic Equity Fund 1,837,853 29,920
38,211
Fixed Income - 30.8%
RIC Unconstrained Total Return Fund Class Y 502,356 4,210
RIF Strategic Bond Fund 6,526,437 60,173
64,383
International Equities - 38.9%
RIC Emerging Markets Fund Class Y 338,367 5,170
RIC Global Equity Fund Class Y 8,795,298 65,878
RIF International Developed Markets Fund 1,016,586 10,217
81,265
Multi-Asset - 8.1%
RIC Multi-Strategy Income Fund Class Y 1,850,071 16,817
Total Investments in Affiliated Funds
(cost $224,182) 208,829
Total Investments - 100.0%
(identified cost $224,182) 208,829
Other Assets and Liabilities, Net - (0.0)%
(95)
Net Assets - 100.0%
208,734

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 224,182
Investments, at fair value(>) ...........................................................................................................................................................
208,829
Receivables:
Investments sold ................................................................................................................................................................ 82
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
208,913
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 82
Accrued fees to affiliates .................................................................................................................................................... 15
Other accrued expenses ..................................................................................................................................................... 82
Total liabilities .............................................................................................................................................
179
Net Assets ............................................................................................................................................................
$ 208,734

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (18,602)
Shares of beneficial interest ...........................................................................................................................................................
253
Additional paid-in capital ..............................................................................................................................................................
227,083
Net Assets ............................................................................................................................................................
$ 208,734
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 8.25
Net assets ............................................................................................................................................................................... $ 208,733,643
Shares outstanding ($.01 par value) ....................................................................................................................................... 25,299,726
Amounts in thousands
(>)     Investments in affiliated funds $ 208,829
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 442
Expenses
Advisory fees .................................................................................................................................................................... 234
Administrative fees ........................................................................................................................................................... 50
Custodian fees ................................................................................................................................................................... 20
Transfer agent fees ............................................................................................................................................................ 5
Professional fees ............................................................................................................................................................... 28
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 15
Miscellaneous ................................................................................................................................................................... 4
Expenses before reductions .............................................................................................................................................. 362
Expense reductions ........................................................................................................................................................... (197)
Net expenses .................................................................................................................................................................................
165
Net investment income (loss) ........................................................................................................................................................
27 7
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (944)
Capital gain distributions from affiliated funds ................................................................................................................. 1,289
Net realized gain (loss) ..................................................................................................................................................................
34 5
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (44,4 0 8 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... (44,4 0 8 )
Net realized and unrealized gain (loss) ......................................................................................................................................... (44,063)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (43,786)

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 27 7 $ 9,743
Net realized gain (loss) ...................................................................................................................... 34 5 20,279
Net change in unrealized appreciation (depreciation) ....................................................................... (44,4 0 8 ) 1,393
Net increase (decrease) in net assets from operations ............................................................................. (43,786) 31,415
Distributions
To shareholders ................................................................................................................................. (8,241) (29,972)
Net decrease in net assets from distributions .......................................................................................... (8,241) (29,972)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 346 9,254
Total Net Increase (Decrease) in Net Assets ..........................................................................
(51,681) 10,697
Net Assets
Beginning of period .................................................................................................................................
260,415 249,718
End of period ..........................................................................................................................................
$ 208,734 $ 260,415
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 557 $ 5,238 1,332 $ 14,408
Proceeds from reinvestment of distributions 870 8,241 2,931 29,972
Payments for shares redeemed (1,450) (13,133) (3,275) (35,126)
Total increase (decrease)
(23) $ 346 988 $ 9,254

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 10.28 .0 1 (1.71) (1.70) (.02 ) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)
December 31, 2018 10.17 .32 (.97) (.65) (.54) (.28)
December 31, 2017 9.74 .28 .87 1.15 (.25) (.47)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.33) 8.25 (16.97) 208,734 .31 .14 . 12 3
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32
(.82) 8.70 (6.69) 253,329 .30 .14 3.25 13
(.72) 10.17 12.00 295,259 .31 .13 2.74 35

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 6,374
Administration fees 7,524
Transfer agent fees 779
$ 14,677
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund
$ 10,658 $ 456 $ 611 $ (7) $ (2,343) $ 8,153 $ 10 $ 77
RIF U.S. Small Cap Equity Fund 10,385 584 448 (52) (2,178) 8,291 24 166
RIF U.S. Strategic Equity Fund 37,929 2,186 843 (114) (9,238) 29,920 104 957
RIC Unconstrained Total Return
Fund 5,137 73 565 (32) (403) 4,210 2 —
RIF Strategic Bond Fund 71,840 2,391 5,586 (406) (8,066) 60,173 258 —
RIC Emerging Markets Fund 6,490 255 378 (74) (1,123) 5,170 — —
RIC Global Equity Fund 84,179 759 2,934 (140) (15,986) 65,878 — —
RIF International Developed Markets
Fund 13,067 313 811 (49) (2,303) 10,217 11 89
RIC Multi-Strategy Income Fund 20,851 141 1,337 (70) (2,768) 16,817 33 —
$ 260,536 $ 7,158 $ 13,513 $ (944) $ (44,408) $ 208,829 $ 442 $ 1,289
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 227,795,969 $ 4,171,115 $ (23,138,336) $ (18,967,221)

Russell Investment Funds
Growth Strategy Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Growth Strategy Fund 23
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 812 .00 $ 1,024 .05
Expenses Paid During Period* $ 0 .67 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.8%
RIF Global Real Estate Securities Fund 592,330 7,902
Domestic Equities - 24.6%
RIF U.S. Small Cap Equity Fund 547,018 6,581
RIF U.S. Strategic Equity Fund 2,057,619 33,498
40,079
Fixed Income - 11.3%
RIC Unconstrained Total Return Fund Class Y 393,311 3,296
RIF Strategic Bond Fund 1,639,844 15,119
18,415
International Equities - 49.3%
RIC Emerging Markets Fund Class Y 211,260 3,228
RIC Global Equity Fund Class Y 8,920,559 66,814
RIF International Developed Markets Fund 1,044,835 10,501
80,543
Multi-Asset - 10.0%
RIC Multi-Asset Growth Strategy Fund Class Y 1,830,937 16,405
Total Investments in Affiliated Funds
(cost $173,397) 163,344
Total Investments - 100.0%
(identified cost $173,397) 163,344
Other Assets and Liabilities, Net - (0.0)%
(77)
Net Assets - 100.0%
163,267

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 173,397
Investments, at fair value(>) ...........................................................................................................................................................
163,344
Receivables:
Investments sold ................................................................................................................................................................ 12
Prepaid expenses ........................................................................................................................................................................... 2
Total assets .................................................................................................................................................
163,358
Liabilities
Payables:

Total liabilities .............................................................................................................................................
91
Net Assets ............................................................................................................................................................
$ 163,267

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (12,277)
Shares of beneficial interest ...........................................................................................................................................................
201
Additional paid-in capital ..............................................................................................................................................................
175,343
Net Assets ............................................................................................................................................................
$ 163,267
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 8.13
Net assets ............................................................................................................................................................................... $ 163,267,182
Shares outstanding ($.01 par value) ....................................................................................................................................... 20,088,312
Amounts in thousands
(>)     Investments in affiliated funds $ 163,344
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 27
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 262
Expenses
Advisory fees .................................................................................................................................................................... 185
Administrative fees ........................................................................................................................................................... 39
Custodian fees ................................................................................................................................................................... 18
Transfer agent fees ........................................................................................................................................................... 4
Professional fees ............................................................................................................................................................... 26
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ...................................................................................................................................................................... 12
Miscellaneous ................................................................................................................................................................... 5
Expenses before reductions .............................................................................................................................................. 293
Expense reductions ........................................................................................................................................................... (153)
Net expenses .................................................................................................................................................................................
140
Net investment income (loss) ........................................................................................................................................................
122
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (595)
Capital gain distributions from affiliated funds ................................................................................................................. 1,376
Net realized gain (loss) ..................................................................................................................................................................
781
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (39,368)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (39,368)
Net realized and unrealized gain (loss) ......................................................................................................................................... (38,587)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (38,465)

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 122 $ 8,734
Net realized gain (loss) ...................................................................................................................... 781 23,288
Net change in unrealized appreciation (depreciation) ....................................................................... (39,368) 1,120
Net increase (decrease) in net assets from operations ............................................................................. (38,465) 33,142
Distributions
To shareholders ................................................................................................................................. (7,971) (29,534)
Net decrease in net assets from distributions .......................................................................................... (7,971) (29,534)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 277 7,012
Total Net Increase (Decrease) in Net Assets ..........................................................................
(46,159) 10,620
Net Assets
Beginning of period .................................................................................................................................
209,426 198,806
End of period ..........................................................................................................................................
$ 163,267 $ 209,426
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 237 $ 2,213 508 $ 5,632
Proceeds from reinvestment of distributions 841 7,971 2,856 29,534
Payments for shares redeemed (1,059) (9,907) (2,563) (28,154)
Total increase (decrease)
19 $ 277 801 $ 7,012

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 10.44 .01 (1.92) (1.91) ( .01 ) (.39 )
December 31, 2021 10.32 .46 1.27 1.73 (.51 ) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)
December 31, 2018 10.46 .37 (1.17) (.80) (.51) (.39)
December 31, 2017 9.53 .34 1.13 1.47 (.32) (.22)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.40) 8.13 (18.80) 163,267 .32 .15 .07 2
(1.61) 10.44 17.44 209,426 .3 2 .15 4.2 0 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35
(.90) 8.76 (8.05) 190,042 .31 .15 3.69 18
(.54) 10.46 15.65 220,835 .32 .14 3.37 29

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022 , the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 5,179
Administration fees 5,913
Transfer agent fees 612
$ 11,704
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 10,696 $ 289 $ 762 $ 6 $ (2,327) $ 7,902 $ 10 $ 76
RIF U.S. Small Cap Equity Fund 8,379 352 365 (39) (1,746) 6,581 19 133
RIF U.S. Strategic Equity Fund 43,214 1,592 774 (93) (10,441) 33,498 117 1,076
RIC Unconstrained Total Return
Fund 4,107 72 542 (23) (318) 3,296 1 —
RIF Strategic Bond Fund 18,411 506 1,665 (104) (2,029) 15,119 65 —
RIC Emerging Markets Fund 4,083 161 269 (41) (706) 3,228 — —
RIC Global Equity Fund 86,495 749 3,993 (204) (16,233) 66,814 — —
RIF International Developed Markets
Fund 13,483 403 966 (33) (2,386) 10,501 12 91
RIC Multi-Asset Growth Strategy
Fund 20,653 244 1,246 (64) (3,182) 16,405 38 —
$ 209,521 $ 4,368 $ 10,582 $ (595) $ (39,368) $ 163,344 $ 262 $ 1,376
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 176,476,508 $ 8,614,944 $ (21,746,966) $ (13,132,022)

Russell Investment Funds
Equity Growth Strategy Fund
Shareholder Expense Example — June 30, 2022 (Unaudited)
Equity Growth Strategy Fund 33
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from January 1, 2022 to June 30, 2022 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The fees and expenses shown in this
section do not reflect any Insurance Company Separate Account
Policy Charges.
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
January 1, 2022 $ 1,000 .00 $ 1,000 .00
Ending Account Value
June 30, 2022 $ 803 .30 $ 1,024 .05
Expenses Paid During Period* $ 0 .67 $ 0 .75
* Expenses are equal to the Fund's annualized expense ratio of 0.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2022 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
RIF Global Real Estate Securities Fund 154,511 2,061
Domestic Equities - 27.7%
RIF U.S. Small Cap Equity Fund 171,711 2,066
RIF U.S. Strategic Equity Fund 572,193 9,315
11,381
International Equities - 57.4%
RIC Emerging Markets Fund Class Y 66,941 1,023
RIC Global Equity Fund Class Y 2,634,634 19,733
RIF International Developed Markets Fund 282,681 2,841
23,597
Multi-Asset - 10.0%
RIC Multi-Asset Growth Strategy Fund Class Y 459,829 4,120
Total Investments in Affiliated Funds
(cost $44,537) 41,159
Total Investments - 100.1%
(identified cost $44,537) 41,159
Other Assets and Liabilities, Net - (0.1)%
(39)
Net Assets - 100.0%
41,120

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 35
Statement of Assets and Liabilities — June 30, 2022 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 44,537
Investments, at fair value(>) ...........................................................................................................................................................
41,159
Receivables:
From affiliates .................................................................................................................................................................... 4
Total assets .................................................................................................................................................
41,163
Liabilities
Payables:
Accrued fees to affiliates .................................................................................................................................................... 2
Other accrued expenses ..................................................................................................................................................... 41
Total liabilities .............................................................................................................................................
43
Net Assets ............................................................................................................................................................
$ 41,120

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2022 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (4,503)
Shares of beneficial interest ...........................................................................................................................................................
54
Additional paid-in capital ..............................................................................................................................................................
45,569
Net Assets ............................................................................................................................................................
$ 41,120
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................... $ 7.63
Net assets ............................................................................................................................................................................... $ 41,120,191
Shares outstanding ($.01 par value) ....................................................................................................................................... 5,392,320
Amounts in thousands
(>)     Investments in affiliated funds $ 41,159
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 37
Statement of Operations — For the Period Ended June 30, 2022 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 54
Expenses
Advisory fees .................................................................................................................................................................... 47
Administrative fees ........................................................................................................................................................... 10
Custodian fees ................................................................................................................................................................... 18
Transfer agent fees ............................................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ...................................................................................................................................................................... 5
Miscellaneous ................................................................................................................................................................... 3
Expenses before reductions .............................................................................................................................................. 104
Expense reductions ........................................................................................................................................................... (69)
Net expenses .................................................................................................................................................................................
35
Net investment income (loss) ........................................................................................................................................................
19
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... (347)
Capital gain distributions from affiliated funds ................................................................................................................. 383
Net realized gain (loss) ..................................................................................................................................................................
36
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... (10,257)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (10,257)
Net realized and unrealized gain (loss) ......................................................................................................................................... (10,221)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ (10,202)

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period
Ended June 30, 2022
(Unaudited)
Fiscal Year Ended
December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 19 $ 2,163
Net realized gain (loss) ...................................................................................................................... 36 7,282
Net change in unrealized appreciation (depreciation) ....................................................................... (10,257) (748)
Net increase (decrease) in net assets from operations ............................................................................. (10,202) 8,697
Distributions
To shareholders ................................................................................................................................. (2,171) (6,502)
Net decrease in net assets from distributions .......................................................................................... (2,171) (6,502)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,418 4,558
Total Net Increase (Decrease) in Net Assets ..........................................................................
(10,955) 6,753
Net Assets
Beginning of period .................................................................................................................................
52,075 45,322
End of period ..........................................................................................................................................
$ 41,120 $ 52,075
* Share transaction amounts (in thousands) for the periods ended June 30, 2022 and December 31, 2021 were as follows:
2022 (Unaudited) 2021
Shares Dollars Shares Dollars
Proceeds from shares sold 186 $ 1,58 8 345 $ 3,689
Proceeds from reinvestment of distributions 242 2,17 1 666 6,502
Payments for shares redeemed (274) (2,341) (545) (5,633)
Total increase (decrease)
154 $ 1,418 466 $ 4,558

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(f)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2022(1) 9.94 — (g) (1.89) (1.89) (.01) (.41)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)
December 31, 2018 9.97 .36 (1.26) (.90) (.48) (.43)
December 31, 2017 8.92 .35 1.21 1.56 (.32) (.19)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)(h)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(d)(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(c)(f)
%
Portfolio
Turnover Rate
(c)
(.42) 7.63 (19.67) 41,120 .45 .15 .04 5
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38
(.91) 8.16 (9.55) 47,630 .43 .15 3.73 21
(.51) 9.97 17.67 55,946 .43 .14 3.72 35

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates for the period ended June 30, 2022 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2022 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administration fees $ 1,497
Transfer agent fees 155
$ 1,652
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,629 $ 198 $ 182 $ (8) $ (576) $ 2,061 $ 2 $ 19
RIF U.S. Small Cap Equity Fund 2,607 194 175 (51) (509) 2,066 6 42
RIF U.S. Strategic Equity Fund 11,724 885 400 (73) (2,821) 9,315 32 297
RIC Emerging Markets Fund 1,297 136 172 (36) (202) 1,023 — —
RIC Global Equity Fund 24,980 504 909 (81) (4,761) 19,733 1 1
RIF International Developed Markets
Fund 3,656 225 379 (49) (612) 2,841 3 24
RIC Multi-Asset Growth Strategy
Fund 5,228 169 452 (49) (776) 4,120 10 —
$ 52,121 $ 2,311 $ 2,669 $ (347) $ (10,257) $ 41,159 $ 54 $ 383
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 45,872,833 $ 1,392,038 $ (6,105,432) $ (4,713,394)

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2022 (Unaudited)
Notes to Financial Highlights 43
(1) For the period ended June 30, 2022 (Unaudited).
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(f) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(g) Less than $.01 per share.
(h) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2022 (Unaudited)
44 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the six months ended June 30, 2022.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic allocation to equity, fixed income, multi-asset and alternative asset classes effective May 1, 2022. As of June 30, 2022, the equity Underlying Funds in which the Funds may invest include the
RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF U.S. Strategic Equity, RIC Emerging Markets, RIC Global Equity, and
RIF International Developed Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Investment Grade Bond, RIC Opportunistic Credit, RIC Short Duration Bond, RIC Unconstrained Total Return, and RIF Strategic
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Asset Growth Strategy and RIC Multi-Strategy Income Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global
Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 38% 58% 74% 85%
Fixed Income 49% 30% 11% —%
Multi-Asset 10% 8% 10% 10%
Alternative # 3% 4% 5% 5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 45
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
For the period ended June 30, 2022, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
46 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2022, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2019 through December 31,
2021, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon London Interbank Offer Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 47
money. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying
Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
48 Notes to Financial Statements
3. Investment Transactions
Underlying Funds
During the period ended June 30, 2022, the Funds’ purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The advisory fee of 0.20% is based upon the average daily net assets of each Fund and the administration fee of up to 0.0425%
is based on the combined average daily net assets of the Funds. Advisory and administration fees are paid monthly. The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2022:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the Underlying
Purchases Sales
Moderate Strategy Fund $ 2,685,053 $ 9,189,656
Balanced Strategy Fund 7,158,477 13,513,217
Growth Strategy Fund 4,368,025 10,582,044
Equity Growth Strategy Fund 2,310,882 2,669,190
Advisory Administrative
Moderate Strategy Fund
$ 84,872 $ 18,035
Balanced Strategy Fund
234,286 49,786
Growth Strategy Fund
185,456 39,409
Equity Growth Strategy Fund
46,853 9,956

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
Notes to Financial Statements 49
Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2023, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses or the expenses of other investment companies in which the Fund invests, including the
Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2022, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2022 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly-owned subsidiary of RIM, serves as the distributor for the Funds pursuant to a distribution agreement with the Investment Company. The Distributor receives no compensation from the
Funds for its services.
Affiliated Brokerage Transactions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker-dealer and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 31 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of
RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2022, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,275,500.
5. Federal Income Taxes
As of June 30, 2022, there were no net tax basis capital loss carryforwards which may be applied against future net realized taxable gains, if any.
Waiver Reimbursement Total
Moderate Strategy Fund $ 84,872 $ 13,319 $ 98,191
Balanced Strategy Fund 197,079 — 197,079
Growth Strategy Fund 153,294 — 153,294
Equity Growth Strategy Fund 46,853 22,188 69,041
Amount
Moderate Strategy Fund
$ 1,867
Balanced Strategy Fund
5,15 4
Growth Strategy Fund
4,080
Equity Growth Strategy Fund
1,031

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2022 (Unaudited)
50 Notes to Financial Statements
6. Record Ownership
As of June 30, 2022, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the “Credit
Agreement”), which is currently in effect through March 15, 2023, but may be renewed on an annual basis thereafter. Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2022.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
# of Shareholders %
Moderate Strategy Fund
2 95.7
Balanced Strategy Fund
2 97.4
Growth Strategy Fund
2 97.1
Equity Growth Strategy Fund
2 94.9

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement —(Unaudited)
Basis for Approval of Investment Advisory Agreement 51
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held by video conference on May 23, 2022 (the “Agreement Evaluation Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and Exchange
Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The
Third-Party Information provided performance and operating expense comparisons for the Underlying Funds that are series of Russell
Investment Funds (“RIF Underlying Funds”) and comparisons for Class S shares of the Underlying Funds that are series of Russell
Investment Company (“RIC Underlying Funds”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s
“Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund
Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees
separately received a memorandum regarding their responsibilities from their Independent Counsel.
At a meeting held in person on April 25, 2022, the Independent Trustees met privately with Independent Counsel to discuss the
Agreement Evaluation Information received to that date. At a meeting held in person on April 26, 2022 (the “Agreement Information
Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in
an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel,
(ii) Fund Counsel, (iii) the Chief Financial Officer and Chief Legal Officer of RIM’s parent company, and (iv) the President, Chief
Executive Officer and non-Independent Trustee of the Funds, who is also the Chief Administrative Officer of RIM’s parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent
Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement
Evaluation Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review
Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting was provided to the
Board on May 11, 2022. On May 16, 2022, the Independent Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement Evaluation Information and review the additional
Agreement Evaluation Information provided to date. After May 16, 2022, the Board Chair engaged in discussions with representatives of management regarding the Independent Trustees’ requests relating to the additional Agreement Evaluation Information. On May 19,
2022, the Board was provided with updated information in response to the additional Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
52 Basis for Approval of Investment Advisory Agreement
At the Agreement Evaluation Meeting, the Independent Trustees again met by video conference in a private session with Independent
Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation
Meeting, the Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM
Funds. Information received by the Board, including the Independent Trustees, prior to and at the Agreement Information Review
Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information.
Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting.
The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Underlying Funds employs a manager-of-managers method of investment and RIM’s past expressed belief that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy it employs for a given fund. In the case of the Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of an Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for an Underlying Fund; or (3)
both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager in the case of Underlying Funds) is responsible under the RIM
Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. In 2021, RIM discontinued its direct management of Fund assets and, as a result, the Funds now only invest in Underlying Funds, and no longer invest in derivative instruments or hold cash other than indirectly through the Underlying Funds. RIM may modify the target asset allocation for any Fund including changes to the Underlying
Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations.
The overall performance of each Fund also has reflected the performance of RIM in managing its Underlying Funds.
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services in recent years. In this regard, assets of each Underlying Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Underlying Fund’s cash and portions of an Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to
-be -announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of an Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 53
implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, and the potential for additional commission recapture. The
Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among
Money Manager strategies and RIM itself. Each discretionary Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the
Underlying Fund assigned to it by RIM in accordance with the Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its
RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Underlying
Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the
Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Underlying Fund;
generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Underlying Fund’s investment objective and policies; with respect to Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Underlying Fund assets that are not allocated to Money Manager strategies;
managing the Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager and/or to coordinate the investment activities of Money Managers for the Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Underlying Fund. In light of the foregoing, the overall performance of each Underlying Fund has reflected, in great part, the performance of RIM in designing the Underlying Fund’s investment program, structuring the Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and
RIM in a manner designed to achieve the investment objectives of the Underlying Fund. In the Agreement Evaluation Information,
RIM noted the broad array of investment management services provided to the Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money Manager
Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the
Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit.
RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet an
Underlying Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection,
Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the
Underlying Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each Underlying Fund, rather than the investment selection or recommendation role of these Underlying Funds’ Money Managers, and describe the manner in which the
Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
54 Basis for Approval of Investment Advisory Agreement
any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the manager-of-managers structure of the Underlying Funds.
The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Underlying Funds and the possibility that, at the current expense ratio of each Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”)
and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Underlying
Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, credits generated from previous soft dollar arrangements (which RIM discontinued effective December 31, 2020), and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund.
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with the Chief Investment Officer (“CIO”) of RIM and the Funds certain previously reported organizational changes and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing investment management services to the Funds and the Underlying Funds and was informed that such changes do not impact RIM’s investment philosophy or process. The CIO also discussed with the Board recent enhancements made to the emulation process. The Board also discussed the
Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report.
The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing changes. The CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940
Act) with respect to the services RIM provides to the Funds.

Russell Investment Funds
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®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
Basis for Approval of Investment Advisory Agreement 55
With regard to the impact of the ongoing COVID-19 pandemic on the operations and compliance programs of RIM and the Funds’ other significant service providers, based on discussions with the CCO and RIM management during the year and the Agreement Evaluation
Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the ongoing COVID-19 pandemic.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”)
indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, and current debt levels of Russell Investments Group, Ltd.
were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell
Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Underlying
Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess
Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning, or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2021, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Underlying Funds may be managed directly by
RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Underlying
Funds and seek to precisely align Underlying Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of an Underlying Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Underlying Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Underlying Fund assets to Direct Management Services, together with Money
Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money
Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Underlying Funds, which would benefit RIM. The Board considered

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56 Basis for Approval of Investment Advisory Agreement
RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the
Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Underlying Funds are not increased as a result of RIM’s direct management of Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM has previously advised the Board that it reduced the number of Money Managers for certain Underlying Funds in part to seek more concentrated return drivers. At that time, RIM also advised the Board that allocations to Direct Management Services for certain
Underlying Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM has advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Underlying Funds, whereby those Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Underlying Funds or RIM from the use of a manager bench. RIM has advised the Board that
RIM may add managers to, or remove managers from, a manager bench lineup for Underlying Funds, or create manager bench lineups for additional Underlying Funds. At the Agreement Information Review Meeting, the CIO advised the Board that, where appropriate,
RIM may increase the number of money managers for certain Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Underlying Funds in recent years, and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying
Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission. RIM noted certain recent enhancements to the emulation process for Underlying Funds, including increasing the frequency of receipt of certain Money
Manager model portfolios and the utilization of a risk-based portfolio dashboard. While RIM generally implements Money Manager equity strategies via emulation, RIM may determine that certain Money Manager equity strategies should be implemented by Money
Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
• A reallocation of the Funds’ assets occurred in the second quarter of 2021 that was intended to improve the return potential given the current capital markets environment and capital markets forecasts and improve asset class and performance attribution transparency.

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Basis for Approval of Investment Advisory Agreement 57
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives. With regard to the Third-Party Information, the following discusses the Board’s consideration of each Fund’s Advisory Fee in the context of Management Fees.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party
Information showed, among other things, that the Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Universe for that expense component, and the Equity Growth Strategy Fund had a Management Fee
which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Funds and the RIF Underlying Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM noted that meaningful comparisons of investment advisory fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to
Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the Funds and the RIF Underlying
Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also discussed the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the RIF Underlying Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit the Funds’ and RIF Underlying Funds’ Insurance Contract Holders and are necessary for the operation of the Funds and the RIF
Underlying Funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program for managing Underlying Fund liquidity.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased in 2021, RIM’s 2021 pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses)
based on a survey conducted for the year 2020.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
The Independent Trustees previously requested that RIM provide, and RIM previously implemented, total expense ratio management plans to reduce total expenses for certain Underlying Funds relative to their Comparable Funds. At the Agreement Information Review
Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the total expense ratios of the Underlying
Funds, including the fee waivers or expense caps RIM agreed to implement to reduce total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense developments in the past year. Based on that review and discussions with
RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.

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Basis for Approval of Investment Advisory Agreement, continued — (Unaudited)
58 Basis for Approval of Investment Advisory Agreement
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds as well as net Fund redemptions or purchases in recent years.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements that had been implemented in the past year, and those proposed to be implemented in 2022. In addition, the Board, in the case of certain
Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Agreement Evaluation Information showed that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying Funds). The Trustees also considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying
Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Balanced Strategy Fund ranked in the first quintile of its Expense Universe, and the total expenses of Moderate Strategy Fund, Growth Strategy Fund and Equity
Growth Strategy Fund each ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of their respective
Comparable Funds and in light of other factors discussed above: (1) found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2)
either found that the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund or
Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5)
found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for

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Basis for Approval of Investment Advisory Agreement 59
certain Underlying Funds; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with the continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2021 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Underlying Funds, including changes in Money
Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Underlying Fund investment results.
With respect to the Moderate Strategy Fund and Balanced Strategy Fund, the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2021, and was ranked in the third quintile of its Performance Universe for the 1-year period ended on such date. With respect to the Growth
Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance
Universe for the 3-year period ended December 31, 2021, was ranked in the second quintile of its Performance Universe for the 1-year period ended on such date, and was ranked the fifth quintile of its Performance Universe for the 5-year period ended on such date. With respect to the Equity Growth Fund, the Third-Party Information showed that the Fund’s performance was ranked in the third quintile of its Performance Universe for the 3-year period ended December 31, 2021, was ranked in the first quintile of its Performance Universe for the 1-year period ended on such date, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. The Board considered RIM’s explanation that the underperformance of the Moderate Strategy Fund, Balanced Strategy
Fund and Growth Strategy Fund relative to their respective peer groups for the 3-year period was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Funds have exposure to more diversified growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure and commodities, which are included to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes were headwinds relative to peers. The Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower U.S. equity allocation relative to peers, which negatively impacted peer-relative performance during the period. RIM noted that the Funds have a bias towards relatively underpriced value-oriented equities compared to the Performance Universe, which served as a significant headwind over the period as growth equities outperformed value equities on an annualized basis. RIM further noted that the Funds’ strategic asset allocations were modified in April 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts and improving asset class and performance attribution transparency. RIM noted that the new strategic asset allocations are expected to result in less frequent strategic allocation changes going forward and expressed its belief that the strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Underlying Funds’
performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Underlying Funds in which the Funds were invested as of December 31, 2021, for the 1-year period ended December 31, 2021, the RIC Global Equity Fund, RIC
Emerging Markets Fund, RIC Investment Grade Bond Fund, RIF U.S. Small Cap Equity Fund, RIF International Developed Markets
Fund, and RIF Global Real Estate Securities Fund outperformed their respective benchmarks; for the 3-year period ended December
31, 2021, the RIC Investment Grade Bond Fund, RIF U.S. Small Cap Equity Fund, RIF Strategic Bond Fund, and RIF Global Real
Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2021, the RIC
Unconstrained Total Return Fund, RIC Investment Grade Bond Fund, RIF U.S. Small Cap Equity Fund, RIF Strategic Bond Fund, and
RIF Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact the performance of the Funds and Underlying Funds for periods prior and subsequent to their termination.

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60 Basis for Approval of Investment Advisory Agreement
Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement
Evaluation Information and/or prior Board meetings that may be employed by RIM in respect of certain Funds and Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The
Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. The
Agreement Evaluation Information identified certain Money Manager terminations expected to be proposed by RIM at the May 23-24,
2022 quarterly Board meeting. Additionally, the May 23-24 quarterly Board materials were provided prior to the Agreement Evaluation
Meeting, and those materials contained proposals by RIM related to (1) the appointment and termination of certain Money Managers,
(2) an amendment to a discretionary portfolio management contract to allow for a Money Manager to utilize personnel employed by its unregistered non-U.S. affiliate, and (3) amendments to certain portfolio management contracts to reflect Money Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling, except, in the case of the RIM
Agreement, the need to continue the managers-of-managers structure of the Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

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Liquidity Risk Management Program — June 30, 2022 (Unaudited)
Liquidity Risk Management Program 61
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIF (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 23, 2022 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2021 through
December 31, 2021 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) actions taken by the Program Administrator and Program Administrator
Delegate during the Program Reporting Period to manage Fund liquidity and liquidity risk.
The Board was informed that, in connection with its previous annual review and assessment of the Program, the Program Administrator made certain updates to the Program during the Program Reporting Period. The Board was also informed of certain updates to the
Program that would be implemented in the 2022 reporting period.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

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Shareholder Requests for Additional Information — June 30, 2022 (Unaudited)
62 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at http://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.
If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus will be sent to contract owners at the same address. Unless you specifically request paper copies of the annual and semi-annual reports from your insurance company, you will be notified by mail each time the annual and semi-annual reports are posted and provided with a website link to access the reports. If you would like to receive a separate copy of these documents, please contact your insurance company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.
Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers — June 30, 2022
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 63
The following tables provide information for each officer and trustee of the Russell Investments fund complex. The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Board with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 24, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Trustee since 2021
Appointed
until successor
is chosen and
qualified by
Trustees
Appointed until
successor is
duly elected and
qualified
President and CEO, RIC and RIF
Chief Administrative Officer, Russell
Investments
From 2016 – 2019, President,
Russell Investments
From 2019 – 2021, Vice Chairman,
Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
64 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp.
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
Trustee and Audit Committee
Chair Fairway Private Equity &
Venture Capital Opportunities Fund
(investment company)
40 Trustee
and Audit
Committee
Chair Fairway
Private Equity
& Venture
Capital
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 65
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Appointed until
successor is
duly elected and
qualified
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
66 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019
Vice Chairman
of the Regulatory
and Investment
Compliance
Committee since
2022
Appointed until
successor is
duly elected
and qualified
Appointed until
successor is
duly elected and
qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018,
Trustee of
Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017,
Trustee of
Avenue
Income
Credit
Strategies
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 67
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
68 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office*
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Investments
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Appointed until
successor is
duly elected and
qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 None
Raymond P. Tennison Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Appointed until
successor is
duly elected and
qualified
Approved
Annually
Retired
40
None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Appointed until
successor is
duly elected and
qualified
Approved
annually
Appointed until
successor is
duly elected and
qualified
Retired 40 None

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Disclosure of Information about Fund Trustees and Officers, continued — June 30,
2022 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 69
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Vernon Barback
Born August 24, 1956
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2022
Until successor
is chosen and
qualified by
Trustees
President and CEO, RIC and RIF
Chief Administrative Officer, Russell Investments
From 2016 – 2019, President, Russell Investments
From 2019 – 2021, Vice Chairman, Russell Investments
Until 2020, Director, NorthStar Topco, LLC (technology and services outsourcing company)
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017 and February 2020 to February 2022
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investments
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2022 (Unaudited)
70 Adviser and Service Providers
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jermey May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Mark E. Swanson, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)

Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act
. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 12, 2022

By:      /s/ Mark E. Swanson
            Mark E. Swanson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  August 12, 2022